As filed with the Securities and Exchange Commission on June 23, 2008
Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

ING SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq.

Goodwin Procter, LLP

Exchange Place

53 State Street

Boston, MA 02109

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on July 23, 2008, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING INDEX PLUS LARGECAP EQUITY FUND

ING INDEX PLUS LARGECAP EQUITY FUND II

ING INDEX PLUS LARGECAP EQUITY FUND III

ING INDEX PLUS LARGECAP EQUITY FUND IV

ING INDEX PLUS LARGECAP EQUITY FUND V

ING INDEX PLUS LARGECAP EQUITY FUND VI

ING INDEX PLUS LARGECAP EQUITY FUND VII

(each, a “Disappearing Fund” and collectively, the “Disappearing Funds”)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

August 7, 2008

Dear Shareholder:

The Board of Trustees (the “Board”) has called a special meeting (“Special Meeting”) of shareholders of the Disappearing Funds, which is scheduled for 10:00 a.m., local time, on September 30, 2008, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.  At the Special Meeting, shareholders of each Disappearing Fund will be asked to vote on a proposed reorganization (each, a “Reorganization” and collectively, the “Reorganizations”) of that Disappearing Fund with and into ING Index Plus LargeCap Fund (the “Surviving Fund”) (each Disappearing Fund and the Surviving Fund, a “Fund” and collectively, the “Funds”).  Each Fund is a member of the mutual fund group called the “ING Funds.”

The Board of the Disappearing Funds has reviewed and approved, and recommends that shareholders approve, each applicable Reorganization.  If the Reorganization of a Disappearing Fund that you own is approved by shareholders, you will become a shareholder of the Surviving Fund on the date that the Reorganization occurs.  The Reorganizations would provide shareholders of each Disappearing Fund with an opportunity to participate in a larger combined fund with the same investment objective and substantially similar investment strategies.

You should be aware that the consummation of one Reorganization is not contingent on the consummation of any other Reorganization.  The accompanying documents describe the proposed transactions and compare the strategies and expenses of each Fund for your evaluation.

AFTER CAREFUL CONSIDERATION, THE BOARD OF THE DISAPPEARING FUNDS APPROVED EACH PROPOSED REORGANIZATION FOR EACH DISAPPEARING FUND AND RECOMMENDS SHAREHOLDERS OF EACH DISAPPEARING FUND VOTE “FOR” THE PROPOSED REORGANIZATION.

A Proxy Statement/Prospectus that describes the Reorganizations is enclosed.  We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed proxy card(s) in the envelope provided at your earliest convenience. Your vote is important regardless of the number of shares you own.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote.  It is important that your vote be received no later than September 29, 2008.

Each Disappearing Fund is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process.  As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

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ING INDEX PLUS LARGECAP EQUITY FUND

ING INDEX PLUS LARGECAP EQUITY FUND II

ING INDEX PLUS LARGECAP EQUITY FUND III

ING INDEX PLUS LARGECAP EQUITY FUND IV

ING INDEX PLUS LARGECAP EQUITY FUND V

ING INDEX PLUS LARGECAP EQUITY FUND VI

ING INDEX PLUS LARGECAP EQUITY FUND VII

(each, a “Disappearing Fund” and collectively, the “Disappearing Funds”)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

Notice of Special Meeting of Shareholders

of the Disappearing Funds

Scheduled for September 30, 2008

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of the Disappearing Funds is scheduled for September 30, 2008, at 10:00 a.m., local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, for the following purposes:

(1)                  To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING Equity Trust, on behalf of the Disappearing Funds, and ING Series Fund, Inc., on behalf of ING Index Plus LargeCap Fund (“Surviving Fund”), providing for the reorganization of each Disappearing Fund with and into the Surviving Fund; and

(2)                  To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on July 7, 2008, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD(S) so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to your Disappearing Fund, or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

August 7, 2008

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PROXY STATEMENT/PROSPECTUS

August 7, 2008

TABLE OF CONTENTS

INTRODUCTION

SUMMARY
The Proposed Reorganizations
Comparison of Investment Objectives and Principal Investment Strategies
Comparison of Portfolio Characteristics
Comparison of Investment Techniques and Principal Risks of Investing in the Funds
Performance of the Surviving Fund

COMPARISON OF FEES AND EXPENSES
Management Fees
Sub-Adviser Fees
Administration Fees
Distribution and Service Fees
Expense Limitation Arrangements
Expense Tables
Annual Fund Operating Expenses
Portfolio Transitioning
Key Differences in the Rights of each Disappearing Fund’s Shareholders and the Surviving Fund’s Shareholders

INFORMATION ABOUT THE REORGANIZATIONS
The Reorganization Agreement
Reasons for the Reorganizations
Board Considerations
Tax Considerations
Expenses of the Reorganizations

ADDITIONAL INFORMATION ABOUT THE FUNDS
Form of Organization
Adviser
Sub-Adviser
Distributor
Dividends and Other Distributions
Capitalization

GENERAL INFORMATION ABOUT THE PROXY STATEMENT
Solicitation of Proxies
Voting Rights
Other Matters to Come Before the Special Meeting
Shareholder Proposals

APPENDICES
Appendix A – List of the Funds’ Registration Statements and Shareholder Reports	A-1
Appendix B – Agreement and Plan of Reorganization	B-1
Appendix C – The Disappearing Funds’ Timeline	C-1
Appendix D – Additional Information Regarding ING Index Plus LargeCap Fund	D-1
Appendix E – Security Ownership of Certain Beneficial and Record Owners	E-1

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PROXY STATEMENT/PROSPECTUS

August 7, 2008

PROXY STATEMENT FOR:

ING INDEX PLUS LARGECAP EQUITY FUND (“IPLCE”)

ING INDEX PLUS LARGECAP EQUITY FUND II (“IPLCE II”)

ING INDEX PLUS LARGECAP EQUITY FUND III (“IPLCE III”)

ING INDEX PLUS LARGECAP EQUITY FUND IV (“IPLCE IV”)

ING INDEX PLUS LARGECAP EQUITY FUND V (“IPLCE V”)

ING INDEX PLUS LARGECAP EQUITY FUND VI (“IPLCE VI”)

ING INDEX PLUS LARGECAP EQUITY FUND VII (“IPLCE VII”)

(Each a Separate Series of ING Equity Trust)

(each, a “Disappearing Fund” and collectively, the “Disappearing Funds”)

7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

PROSPECTUS FOR:

ING INDEX PLUS LARGECAP FUND

(A Series of ING Series Fund, Inc.)

7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) is being furnished to you in connection with a special meeting of shareholders (the “Special Meeting”) of the Disappearing Funds to be held on September 30, 2008.  As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on seven proposed reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of the Disappearing Funds with and into ING Index Plus LargeCap Fund (“the Surviving Fund”) (each Disappearing Fund and the Surviving Fund, a “Fund” and collectively, the “Funds”).

Each of the seven Reorganizations is a separate and independent Reorganization, the consummation of which is not contingent on the consummation of any other Reorganization.  Under an Agreement and Plan of Reorganization (the “Reorganization Agreement”), as a result of each Reorganization, a Disappearing Fund would transfer its assets to the Surviving Fund in exchange for shares of beneficial interest of the Surviving Fund and the assumption by the Surviving Fund of the Disappearing Fund’s known liabilities as of the Closing Date (as defined below).  The Surviving Fund’s shares would then be distributed to shareholders of the Disappearing Fund so that each shareholder would receive a number of full and fractional shares of the Surviving Fund equal to the aggregate value of the number of shares of the Disappearing Fund held by such shareholder.  As a result of each Reorganization, each Disappearing Fund will distribute shares of the Surviving Fund in liquidation of each Disappearing Fund on October 18, 2008, or such other date as the parties may agree (“Closing Date”).

Because you, as a shareholder of one or more Disappearing Funds, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of the Surviving Fund, this Proxy Statement also serves as a Prospectus for the Surviving Fund.  The Surviving Fund is a diversified, open-end management investment company, which seeks to outperform the total return performance of Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index” or “Index”), while maintaining a market level of risk, as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Reorganization Agreement.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated August 7, 2008, containing additional information about the

Reorganizations and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  Please refer to Appendix A for information on how to find the prospectuses and statements of additional information of the Funds which contain a more detailed discussion of the investment objectives, strategies and restrictions of the Funds.  Each Disappearing Fund’s prospectus and each Fund’s SAI is incorporated into this Proxy Statement/Prospectus by reference.  The annual report and the semi-annual report for each Fund, which are listed in Appendix A, are also incorporated herein by reference.

For a copy of the current prospectus, SAI, annual report and semi-annual report for any of the Funds without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, please contact the Funds at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.  You can also visit the ING Funds’ website at www.ingfunds.com for additional information about the Funds, including the annual and semi-annual reports.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Fund, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, a copy of which is attached hereto as Appendix B.  Also, you should consult the Class A, Class B and Class C Prospectus of the Surviving Fund dated September 28, 2007 for more information about the Surviving Fund.

The Proposed Reorganizations

The Disappearing Funds were initially offered as ING Principal Protection Funds (each, a “PPF”), each of which had different investment phases over time, which were called: an offering period (the “Offering Period”), a guarantee period (the “Guarantee Period”) and an Index Plus LargeCap period (the “Index Plus LargeCap Period”).  Appendix C provides more information regarding these periods of each PPF.  The investment objectives and strategies of each PPF changed when the PPF matured from the Offering Period to the Guarantee Period, and changed again when the PPF began the Index Plus LargeCap Period.  Each Disappearing Fund represents a PPF that has matured beyond its Guarantee Period and moved into the Index Plus LargeCap Period, and is now managed as an enhanced index fund.  The Disappearing Funds have the same investment objective and investment strategies, which are closely aligned with those of the Surviving Fund.  Furthermore, each Fund is managed by the same entities and portfolio managers.  As a result, management proposed that each Disappearing Fund be reorganized with and into the Surviving Fund pursuant to the Reorganization Agreement.

At a meeting held on May 30, 2008, the Board of Trustees (the “Board”) of the Disappearing Funds approved the Reorganization Agreement providing for the reorganization of each Disappearing Fund into the Surviving Fund.  Each of the seven Reorganizations proposed in this Proxy Statement/Prospectus is separate and independent, and therefore the consummation of one Reorganization is not contingent on the consummation of any other Reorganization.  It is possible that only some, or none, of the Reorganizations will be effected.  With respect to each Disappearing Fund’s Reorganization, subject to approval by shareholders of that Disappearing Fund, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of the Disappearing Fund to the Surviving Fund in exchange for shares of beneficial interest of the Surviving Fund;

•                  the assumption by the Surviving Fund of the liabilities of the Disappearing Fund known as of the Closing Date;

•                  the distribution of shares of the Surviving Fund to the shareholders of the Disappearing Fund; and

•                  the complete liquidation of the Disappearing Fund.

Shares of the Surviving Fund would then be distributed to shareholders of the Disappearing Fund so that each shareholder would receive a number of full and fractional shares of the Surviving Fund equal to the aggregate value of shares of the Disappearing Fund held by such shareholder.

As a result of the Reorganizations, each owner of Class A, Class B and Class C shares of each Disappearing Fund would become a shareholder of the corresponding share class of the Surviving Fund.  In addition, each owner of Class Q shares of IPLCE or IPLCE IV would also become a shareholder of Class A shares of the Surviving Fund.  The Reorganizations are expected to be effective on October 18, 2008, or such other date as the parties may agree (as previously defined, the “Closing Date”).

Each Class A, Class B and Class C shareholder of each Disappearing Fund will hold, immediately after the Closing Date, shares of the corresponding class of the Surviving Fund having an aggregate value equal to the aggregate value of the shares of that Disappearing Fund held by that shareholder as of the Closing Date.  Each Class Q shareholder of IPLCE or IPLCE IV will hold, immediately after the Closing Date, shares of Class A of the Surviving Fund having an aggregate value equal to the aggregate value of Class Q shares of IPLCE or IPLCE IV, respectively, held by that shareholder as of the Closing Date.

As a shareholder of a Disappearing Fund, you should note the following when you consider whether to approve the Reorganization of that Disappearing Fund into the Surviving Fund:

•                  The Disappearing Fund and the Surviving Fund have nearly identical investment objectives; the Disappearing Fund’s investment objective is to seek to outperform the total return performance of the S&P 500 Index, while maintaining a risk profile consistent with the index, and the Surviving Fund’s investment objective is to seek to outperform the total return performance of the S&P 500 Index, while maintaining a market level of risk;

•                  The Disappearing Fund’s and the Surviving Fund’s investment strategies are substantially similar;

•                  The Disappearing Fund and the Surviving Fund are advised and sub-advised by the same entities, ING Investments, LLC (“ING Investments”) and ING Investment Management Co. (“ING IM”), respectively, and are managed by the same portfolio managers;

•                  The Disappearing Fund is closed to new investors and has experienced capital outflows;

•                  As a result of the Reorganization, the gross and net expenses per share for each class of the Disappearing Fund would be lowered;

•                  Each Fund is distributed by ING Funds Distributor, LLC (“IFD” or “Distributor”) and the Funds have the same distribution and purchase options, exchange rights and redemption procedures;

•                  Since the Disappearing Fund and the Surviving Fund’s portfolio managers employ the same investment style and stock selection criteria for the Funds, it is anticipated that the Disappearing Fund’s portfolio securities would not be liquidated (unless necessary to pay for redemptions), and would remain largely intact and be transferred in-kind to the Surviving Fund upon the consummation of the Reorganization.  Accordingly, it is expected that no substantial portfolio transition cost would be incurred as a result of the Reorganization; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither the Disappearing Fund nor its shareholders, nor the Surviving Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

As discussed above, each of the seven Reorganizations proposed in this Proxy Statement/Prospectus is separate and independent, and therefore the consummation of one Reorganization is not contingent on the consummation of any other Reorganization.  It is possible that only some, or none, of the Reorganizations will be effected.  Accordingly, several Fund combinations are possible.  However, the effects on pro forma gross and net expenses for all possible Fund combinations are not illustrated in the table below.  Instead, this table only shows the range of the resulting pro forma gross and net expenses from all possible Fund combinations for each Disappearing Fund.  Specifically, it is anticipated that the lowest expense ratios will be achieved for each Disappearing Fund if all of the Reorganizations are approved and implemented and that the highest expense ratios for each Disappearing Fund will result if only the Reorganization of such Disappearing Fund is approved and implemented.

The gross and net operating expenses before and after the Reorganizations, expressed as an annual percentage of the average daily net asset value per share for Class A, Class B, Class C and Class Q shares of each Fund, as applicable, as of November 30, 2007, as adjusted for contractual changes, are as follows: * (1)

	Class A	Class B	Class C	Class Q(2)
Gross Expenses Before the Reorganization

IPLCE	1.28%	2.03%	2.03%	1.26%
IPLCE II	1.19%	1.94%	1.94%	N/A
IPLCE III	1.21%	1.96%	1.96%	N/A
IPLCE IV	1.22%	1.97%	1.97%	1.18%
IPLCE V	1.30%	2.05%	2.05%	N/A
IPLCE VI	1.33%	2.08%	2.08%	N/A
IPLCE VII	1.31%	2.06%	2.06%	N/A
The Surviving Fund	1.05%	1.80%	1.55%	N/A

Net Expenses Before the Reorganization (After Fee Waiver) (3)

IPLCE	1.28%	2.03%	2.03%	1.26%
IPLCE II	1.19%	1.94%	1.94%	N/A
IPLCE III	1.21%	1.96%	1.96%	N/A
IPLCE IV	1.22%	1.97%	1.97%	1.18%
IPLCE V	1.30%	2.05%	2.05%	N/A
IPLCE VI	1.33%	2.08%	2.08%	N/A
IPLCE VII(4)	1.40%	2.15%	2.15%	N/A
The Surviving Fund	0.95%	1.70%	1.45%	N/A

	Class A	Class B	Class C	Class Q(2)
Gross Expenses After the Reorganization: the Surviving Fund Pro Forma (Unaudited)

Assuming only IPLCE’s Reorganization was consummated	1.05%	1.80%	1.55%	N/A
Assuming only IPLCE II’s Reorganization was consummated	1.05%	1.80%	1.55%	N/A
Assuming only IPLCE III’s Reorganization was consummated	1.05%	1.80%	1.55%	N/A
Assuming only IPLCE IV’s Reorganization was consummated	1.05%	1.80%	1.55%	N/A
Assuming only IPLCE V’s Reorganization was consummated	1.05%	1.80%	1.55%	N/A
Assuming only IPLCE VI’s Reorganization was consummated	1.05%	1.80%	1.55%	N/A
Assuming only IPLCE VII’s Reorganization was consummated	1.05%	1.80%	1.55%	N/A
Assuming all Reorganizations were consummated	0.98%	1.73%	1.48%	N/A

Net Expenses After the Reorganization: the Surviving Fund Pro Forma (After Fee Waiver/Recoupment) (Unaudited) (3)

Assuming only IPLCE’s Reorganization was consummated	0.95%	1.70%	1.45%	N/A
Assuming only IPLCE II’s Reorganization was consummated	0.95%	1.70%	1.45%	N/A
Assuming only IPLCE III’s Reorganization was consummated	0.95%	1.70%	1.45%	N/A
Assuming only IPLCE IV’s Reorganization was consummated	0.95%	1.70%	1.45%	N/A
Assuming only IPLCE V’s Reorganization was consummated	0.95%	1.70%	1.45%	N/A
Assuming only IPLCE VI’s Reorganization was consummated	0.95%	1.70%	1.45%	N/A
Assuming only IPLCE VII’s Reorganization was consummated	0.95%	1.70%	1.45%	N/A
Assuming all Reorganizations were consummated	0.95%	1.70%	1.45%	N/A

(1)

As a result of IPLCE V, IPLCE VI and IPLCE VII beginning their respective Index Plus Large Cap Periods, effective January 23, 2008, April 23, 2008 and June 27, 2008, the management fees for IPLCE V, IPLCE VI and IPLCE VII, respectively, were reduced from 0.80% to 0.45%. These Funds’ gross and net expense ratios as of November 30, 2007 reflect these new management fees.

(2)

Only IPLCE and IPLCE IV offer Class Q shares. Upon the consummation of the Reorganizations of IPLCE and IPLCE IV, Class Q shares of these Funds will be exchanged for Class A shares of the Surviving Fund.

(3)

ING Investments has entered into a written expense limitation agreement with each Fund, except IPLCE, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commission and extraordinary expenses (and acquired fund fees and expenses), subject to possible recoupment by ING Investments within three years. The expense limits are scheduled to continue through at least October 1, 2009, except with respect to IPLCE II and IPLCE III, whose expense limits are scheduled to continue through at least January 31, 2009 and June 5, 2009, respectively. Each expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. In addition, each expense limitation agreement may be terminated by ING Equity Trust or ING Series Fund, Inc., as applicable, upon at least 90 days’ prior written notice to ING Investments. Pursuant to these expense limitation agreements, the expense limits for each Disappearing Fund are: 1.75% for Class A, 2.50% for Class B, 2.50% for Class C, and 1.75% for Class Q, as applicable, and the expense limits for the Surviving Fund are: 0.95% for Class A, 1.70% for Class B and 1.45% for Class C. ING Investments has agreed to extend the expense limitation agreement for the Surviving Fund until October 1, 2011 subject to shareholder approval of any or all of the Reorganizations. There is no assurance that this expense limitation agreement for the Surviving Fund will remain in effect after this date.

(4)	Because of recoupment, the net expense ratios of IPLCE VII are higher than its gross expense ratios.

*

For complete description and comparison of the fees for the Surviving Fund and each Disappearing Fund and pro forma fees giving effects to the proposed transactions, see “Comparison of Fees and Expenses – Annual Fund Operating Expenses” on page [16].

With respect to each Disappearing Fund’s Reorganization, approval of the Reorganization Agreement requires the affirmative vote of the lesser of (a) 67% or more of the voting securities of that Disappearing Fund present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of that Disappearing Fund are present in person or represented by proxy, or (b) more than 50% of the outstanding voting securities of that Disappearing Fund.  The holders of a majority of outstanding shares of a Disappearing Fund present in person or by proxy shall constitute a quorum at any meeting of the shareholders of that Disappearing Fund.  A majority of the shareholders of a Disappearing Fund entitled to vote present in person or by proxy may adjourn the meeting for that Disappearing Fund (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given, unless the adjournment is more than 120 days after the record date or, if after the adjournment, a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF THE DISAPPEARING FUNDS APPROVED EACH PROPOSED REORGANIZATION FOR EACH DISAPPEARING FUND AND RECOMMENDS SHAREHOLDERS OF EACH DISAPPEARING FUND VOTE “FOR” THE PROPOSED REORGANIZATION.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between each Disappearing Fund and the Surviving Fund:

	Each Disappearing Fund	The Surviving Fund
Investment Objective	The Fund seeks to outperform the total return performance of the S&P 500 Index, while maintaining a risk profile consistent with the index.	The Fund seeks to outperform the total return performance of the S&P 500 Index, while maintaining a market level of risk.

Principal Investment Strategies

•      The sub-adviser normally invests at least 80% of the Fund’s net assets in certain stocks, as described below, included in the S&P 500 Index. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

•      The sub-adviser normally invests in stocks included in the Index with a minimum market capitalization of $3 billion, although the weightings of the stocks will vary somewhat from their respective weightings in the Index, as further described below. The Index is a stock market index composed of common stocks of 500 of the largest publicly traded companies in the United States selected by Standard and Poor’s Corporation.

•      The sub-adviser employs an enhanced index strategy. This means that the sub-adviser manages the Fund by overweighting those stocks that it believes will outperform the Index and underweighting (or avoiding altogether) those stocks that it believes will underperform the Index (“Enhanced Index Strategy”). Stocks that the sub-adviser believes are likely to match the performance of the Index are generally invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, the sub-adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the Index, the sub-adviser expects that there will be a close correlation between the performance of the Fund and that of the Index in both rising and falling markets.

•      The Fund invests at least 80% of its assets in securities of large capitalization companies included in the S&P 500 Index. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

•      The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor’s Corporation. The sub-adviser defines large-capitalization companies as companies that are included in the Index at the time of purchase and that have a market capitalization of at least $3 billion. The minimum market capitalization level is reset periodically and will change with market conditions as the market capitalization range of the companies in the Index changes. As of June 30, 2007, the smallest company in the Index had a market capitalization of $1.6 billion and the largest company had a market capitalization of $472.5 billion. The average capitalization of all companies in the Index was $26.7 billion.

•      In managing the Fund, the sub-adviser attempts to achieve the Fund’s objective by overweighting those stocks in the Index that the sub-adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the sub-adviser believes will underperform the Index. Stocks that the sub-adviser believes are likely to match the performance of the Index are generally invested in proportion to their representation in the Index. In determining stock weightings, the sub-adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained

	Each Disappearing Fund	The Surviving Fund

•      In order to replicate investment in stocks listed on the Index, in the event that the Fund’s market value is $5 million or less or to manage inflows or large amounts of cash, the sub-adviser may invest all or a portion of the Fund’s assets in S&P 500 Index futures, in exchange traded funds (“ETFs”), or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Fund’s investments in such securities (subject to restrictions imposed by the 1940 Act). ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The sub-adviser will not employ an Enhanced Index Strategy when it invests in S&P 500 Index futures and ETFs.

•      The Fund may invest in other investment companies to the extent permitted under the 1940 Act, and the rules and regulations thereunder.

•      The Fund may invest in derivative instruments, including but not limited to futures contracts and options. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

•      The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising among others.

earnings growth. Although the Fund will not hold all the stocks in the Index, the sub-adviser expects that there will be a close correlation between the performance of the Fund and that of the Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) that approximate those of the Index.

•      The Fund may invest in derivative instruments.

•      The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

•      The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•      The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Investment Adviser	ING Investments	ING Investments

Sub-Adviser	ING IM	ING IM

Portfolio Managers	Omar Aguilar, Ph.D., and Vincent Costa	Omar Aguilar, Ph.D., and Vincent Costa

As you can see from the chart above, each Disappearing Fund and the Surviving Fund have nearly identical investment objectives and substantially similar investment strategies.  In comparing the Funds’ investment strategies in the chart above, under certain market conditions, there is an investment strategy which would be implemented by each Disappearing Fund.  Specifically, in the event that a Disappearing Fund’s market value is $5 million or less or to manage inflows or large amounts of cash, the Disappearing Fund’s sub-adviser may invest all or a portion of the Disappearing Fund’s assets in S&P 500 Index futures, in ETFs, or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Disappearing Fund’s investments in such securities (subject to restrictions imposed by the 1940 Act).  Under such market conditions, the Disappearing Fund’s sub-adviser will not employ the Enhanced Index Strategy when it invests the Disappearing Fund’s assets in S&P 500 Index futures and ETFs.  While the Surviving Fund’s prospectus does not explicitly provide for this investment strategy, like each Disappearing Fund, the Surviving Fund is also permitted to invest in other investment companies and derivative instruments.  Please refer to the “Comparison of Portfolio Characteristics” table on page [9] for more specific information regarding some portfolio characteristics of the Funds.

Comparison of Portfolio Characteristics

Each Disappearing Fund and the Surviving Fund have nearly identical investment objectives and substantially similar investments, and are managed by the same investment adviser, sub-adviser and portfolio managers.  The only notable difference in the characteristics of the Funds is their net assets.

	The Disappearing Funds		The Surviving Fund
	IPLCE	$37,715,039
	IPLCE II	$57,318,999
	IPLCE III	$51,032,064
Net Assets ($ million) (1) (2)	IPLCE IV	$129,382,132	$369,997,163
	IPLCE V	$215,356,373
	IPLCE VI	$199,605,885
	IPLCE VII	$97,830,508

(1)           As of November 30, 2007.

(2)           Because of the capital outflows after the end of the respective guarantee periods, the assets at the time of the merger for the Disappearing Funds are anticipated to be significantly lower than the asset levels indicated.

Comparison of Investment Techniques and Principal Risks of Investing in the Funds

Because each Disappearing Fund and the Surviving Fund have nearly identical investment objectives and substantially similar investment strategies, many of the risks of investing in the Disappearing Funds are the same as the risks of investing in the Surviving Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Fund, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Funds, as disclosed in each Fund’s prospectus.  The fact that a risk is not listed as a principal risk in a Fund’s prospectus does not necessarily mean that shareholders of that Fund are not subject to that risk.  You may lose money on your investment in either Fund.

Price Volatility Risk.  Each Fund is subject to price volatility risk.  The value of a Fund changes as the prices of its investments go up or down.  Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably.  Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries.  Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  Each Fund invests primarily in securities of larger companies, which sometimes have more stable prices than smaller companies.

Manager Risk.  Each Fund is subject to manager risk.  The success of a Fund’s strategy depends significantly on the skill of the Fund’s sub-adviser in determining which securities to overweight, underweight or avoid altogether.

Derivatives Risk.  Each Fund is subject to derivatives risk.  Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets.  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed.  These may include swap agreements, options, forwards and futures.  Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.  Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument.  In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value.  A risk of using derivatives is that the adviser or a sub-adviser might imperfectly judge the market’s direction.  For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Other Investment Companies Risk.  Each Fund is subject to other investment companies risk.  Each Fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder.  These may include ETFs and Holding Company Depositary Receipts (“HOLDRs”), among others.  ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Trading Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”).  The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease.  The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions.  Because a Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees).  Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchanges' officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally.  Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”).  A Fund’s purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund.  A Fund’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund’s investment into the ING Money Market Fund.

Securities Lending Risk.  Each Fund is subject to securities lending risk.  In order to generate additional income, a Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities.  When a Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and a Fund could incur losses in connection with the investment of such cash collateral.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Portfolio Turnover Risk.  Each Disappearing Fund is subject to portfolio turnover risk.  Each Disappearing Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective.  A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of a Fund, and is likely to generate more taxable short-term gains for shareholders.

PERFORMANCE OF THE SURVIVING FUND

Set forth below is the performance information for the Surviving Fund.  The bar chart and table below provide some indication of the risks of investing in the Surviving Fund by showing changes in the performance of the Surviving Fund’s Class A shares from year to year and by comparing the Fund’s performance to that of a broad-based securities market index.  The bar chart shows the performance of the Surviving Fund’s Class A shares for the last 10 calendar years.  Class B and Class C shares will have different performance due to differing expenses.  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ING Index Plus LargeCap Fund

Calendar Year-by-Year Returns (%) (1)(2)(3)

(1)	These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2)

During the period shown in the chart, the Surviving Fund’s best quarterly performance was 22.40% for the 4th quarter of 1998, and the Surviving Fund’s worst quarterly performance was (17.40)% for the 3rd quarter of 2002. The Surviving Fund’s Class A shares’ year-to-date total return as of June 30, 2008 was [%].

(3)	Effective March 1, 2002, ING Investments began serving as investment adviser and ING IM, the former investment adviser, began serving as sub-adviser to the Surviving Fund.

A Note About the Disappearing Funds’ Performance

As described above and illustrated in Appendix C, each Disappearing Fund had three investment phases, and during each phase, had a different investment objective and strategies.  When compared to the length of its overall existence, each Disappearing Fund has been in its current phase, the Index Plus LargeCap Period, for a relatively short period.  Accordingly, the past performance of each Disappearing Fund does not reflect the investment objective and investment strategies currently employed by the Disappearing Fund.  Consequently, this Proxy Statement/Prospectus does not provide each Disappearing Fund’s past performance for the purposes of comparing it with the past performance of the Surviving Fund.  Shareholders of each Disappearing Fund may refer to the annual and semi-annual reports of the Disappearing Fund for information about its past performance.

Average Annual Total Returns

(For the periods ended December 31, 2007)(1)(2)

The table set forth below shows the average annual total return (before and after taxes) for the Surviving Fund over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index.  The after-tax returns shown for the Surviving Fund are for Class A shares only; after-tax returns for other classes will vary.

	1 Year	5 Years	10 Years (or Life of Class)

Class A – Before Taxes(3)%	1.21	10.78	5.16
Class A – After Taxes on Distributions(3)%	0.20	10.45	4.85
Class A – After Taxes on Distributions and Sale of Fund Shares(3)%	2.10	9.34	4.40
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) (4)%	5.49	12.83	5.91
Class B – Before Taxes(5)%	(1.32)	10.37	2.02	(2)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) (4)%	5.49	12.83	3.61	(6)
Class C – Before Taxes (7)%	2.87	10.92	3.37	(2)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) (4)%	5.49	12.83	4.42	(8)

(1)   Effective March 1, 2002, ING Investments began serving as investment adviser and ING IM, the former investment adviser, began serving as sub-adviser to the Surviving Fund.

(2)   On February 2, 1998, the Surviving Fund redesignated Adviser Class shares as Class A shares.  Class A, Class B and Class C shares commenced operations on February 3, 1997, March 1, 1999 and June 30, 1998, respectively.

(3)   Reflects deduction of the maximum Class A sales charge of 3.00%.

(4)   The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(5)   Reflects deduction of the deferred sales charge of 5.00% and 2.00% for the 1 year and 5 year returns, respectively.

(6)   The index return for Class B shares is for the period beginning March 1, 1999.

(7)   Reflects deduction of the deferred sales charge of 1.00% for the 1 year return.

(8)   The index return for Class C shares is for the period beginning July 1, 1998.

Additional information about the Surviving Fund is included in Appendix D to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Funds.  For further information on the fees and expenses of the Surviving Fund, see “Appendix D: Additional Information Regarding ING Index Plus LargeCap Fund.”

Management Fees

Each Fund pays its investment adviser, ING Investments, a management fee, payable monthly, based on the average daily net assets of the Fund.  The following table shows the aggregate annual management fees paid by each Fund as a percentage of that Fund’s average daily net assets:

Fund	Management Fees

Each Disappearing Fund	0.45%

The Surviving Fund	0.450% on the first $500 million of the Fund’s average daily net assets,
0.425% on the next $250 million of the Fund’s average daily net assets,
0.400% on the next $1.25 billion of the Fund’s average daily net assets, and
0.375% of the Fund’s average daily net assets in excess of $2 billion.

Upon the consummation of the Reorganization(s), the Surviving Fund will pay the same management fee currently in place.  For more information regarding the management fees for each Fund, please see the SAIs of the Funds, the dates of which are provided in Appendix A.

Sub-Adviser Fees

ING Investments, the adviser to the Funds, pays ING IM, the sub-adviser to the Funds, a sub-advisory fee, payable monthly, based on the average daily net assets of the applicable Fund.  The following table shows the aggregate annual sub-advisory fee paid by ING Investments to ING IM, as a percentage of a Fund’s average daily net assets:

Fund	Sub-Advisory Fees

Each Disappearing Fund	0.2025%

The Surviving Fund	0.203% on the first $500 million of the Fund’s average daily net assets,
0.191% on the next $250 million of the Fund’s average daily net assets,
0.180% on the next $1.25 billion of the Fund’s average daily net assets, and
0.169% of the Fund’s average daily net assets in excess of $2 billion.

Upon the consummation of the Reorganization(s), ING Investments will continue to pay ING IM the same sub-advisory fee currently in place for the Surviving Fund.  For more information regarding the sub-advisory fees for each Fund, please see the SAIs of the Funds, the dates of which are provided in Appendix A.

Administration Fees

ING Funds Services, LLC (“IFS”) serves as administrator for each Fund.  IFS receives an annual administration fee equal to 0.10% of each Disappearing Fund’s average daily net assets and an annual administration fee equal to 0.08% of the Surviving Fund’s average daily net assets. Upon the consummation of the Reorganization(s), the Surviving Fund will continue to pay an annual administration fee of 0.08% of the Surviving Fund’s average daily net assets.

Distribution and Service Fees

Each Fund pays the distribution (12b-1) and/or service fees for each class of shares as described in the table entitled “Annual Fund Operating Expenses.”

Expense Limitation Arrangements

ING Investments has entered into a written expense limitation agreement with each Fund, except IPLCE, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commission and extraordinary expenses (and acquired fund fees and expenses), subject to possible recoupment by ING Investments within three years.  The expense limits are scheduled to continue through at least October 1, 2009, except with respect to IPLCE II and IPLCE III, whose expense limits are scheduled to continue through at least January 31, 2009 and June 5, 2009, respectively.  Each expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.  In addition, each expense limitation agreement may be terminated by ING Equity Trust or ING Series Fund, Inc., as applicable, upon at least 90 days’ prior written notice to ING Investments.  Pursuant to these expense limitation agreements, the expense limits for each Disappearing Fund are: 1.75% for Class A, 2.50% for Class B, 2.50% for Class C, and 1.75% for Class Q, as applicable, and the expense limits for the Surviving Fund are: 0.95% for Class A, 1.70% for Class B and 1.45% for Class C.

ING Investments has agreed to extend the expense limitation agreement for the Surviving Fund until October 1, 2011 subject to shareholder approval of any or all of the Reorganizations.  There is no assurance that this expense limitation agreement for the Surviving Fund will remain in effect after this date.

Expense Tables

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds.  The following table shows the fees and expenses for Class A, Class B, Class C and Class Q shares of each Fund, as applicable: (1)

Transaction Fees on New Investments

(fees paid directly from your investment)

	Class A(2)		Class B		Class C		Class Q(3)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00	%(4)	None		None		None

Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)	None	(5)	5.00	%(6)	0.75	%(7)	None

(1)	Each Disappearing Fund is closed to new investors.

(2)	The Funds do not impose any front-end sales charge (load) on reinvested dividends or distributions.

(3)	Only IPLCE and IPLCE IV offer Class Q shares.

(4)	Reduced for purchases of $50,000 and over. See “Sales Charge Calculation – Class A” in Appendix D.

(5)

A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more.  See “Sales Charge Calculation – Class A” in Appendix D.

(6)	Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See “Sales Charge Calculation – Class B and Class C” in Appendix D.

(7)	Imposed upon redemptions within 1 year from purchase. See “Sales Charge Calculation – Class B and Class C” in Appendix D.

None of the Funds have any redemption fees, exchange fees or sales charges on reinvested dividends.

Annual Fund Operating Expenses

As discussed above, each of the seven Reorganizations proposed in this Proxy Statement/Prospectus is separate and independent, and therefore the consummation of one Reorganization is not contingent on the consummation of any other Reorganization.  It is possible that only some, or none, of the Reorganizations will be effected.  Accordingly, several Fund combinations are possible.  However, the effects on the pro forma expenses for all possible Fund combinations are not illustrated in the expense tables below.  Instead, each expense table only shows the range of the resulting pro forma expenses from all possible Fund combinations for each Disappearing Fund.  Specifically, it is anticipated that the lowest expense ratios will be achieved for each Disappearing Fund if all of the Reorganizations are approved and implemented and that the highest expense ratios for each Disappearing Fund will result if only the Reorganization of such Disappearing Fund is approved and implemented.

Each of the following tables shows the current expenses of a Disappearing Fund and the Surviving Fund, and the estimated highest pro forma expenses (assuming that only that Disappearing Fund’s Reorganization is consummated) and the estimated lowest pro forma expenses (assuming that all proposed Reorganizations were consummated).  Expenses of the Funds are based upon the operating expenses incurred for each Fund as of November 30, 2007, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to each Fund, has agreed.  The pro forma fees show estimated fees of the Surviving Fund after giving effect to the proposed Reorganization(s) as adjusted to reflect contractual changes.  The Surviving Fund pro forma numbers are estimated in good faith.

ING INDEX PLUS LARGECAP EQUITY FUND

Annual Fund Operating Expenses

as of November 30, 2007 (Unaudited)(1)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses	Waivers, Reimbursement, and Recoupment(4)	Net Fund Operating Expenses

Class A
IPLCE	0.45%	0.25%	0.58%	0.00%	1.28%	0.00%	1.28%
The Surviving Fund	0.45%	0.25%	0.35%	0.00%	1.05%	-0.10%	0.95%
The Surviving Fund Pro Forma (Assuming only IPLCE’s Reorganization was consummated) (5)	0.45%	0.25%	0.35%	0.00%	1.05%	-0.10%	0.95%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)(6)	0.45%	0.25%	0.28%	0.00%	0.98%	-0.03%	0.95%

Class B
IPLCE	0.45%	1.00%	0.58%	0.00%	2.03%	0.00%	2.03%
The Surviving Fund	0.45%	1.00%	0.35%	0.00%	1.80%	-0.10%	1.70%
The Surviving Fund Pro Forma (Assuming only IPLCE’s Reorganization was consummated)	0.45%	1.00%	0.35%	0.00%	1.80%	-0.10%	1.70%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)	0.45%	1.00%	0.28%	0.00%	1.73%	-0.03%	1.70%

Class C
IPLCE	0.45%	1.00%	0.58%	0.00%	2.03%	0.00%	2.03%
The Surviving Fund	0.45%	0.75%	0.35%	0.00%	1.55%	-0.10%	1.45%
The Surviving Fund Pro Forma (Assuming only IPLCE’s Reorganization was consummated)	0.45%	0.75%	0.35%	0.00%	1.55%	-0.10%	1.45%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)	0.45%	0.75%	0.28%	0.00%	1.48%	-0.03%	1.45%

Class Q (5) (6)
IPLCE	0.45%	0.25%	0.56%	0.00%	1.26%	0.00%	1.26%

(1)

The fiscal year end for each fund is May 31.  This table shows the estimated expenses for shares of the Funds, as a ratio of expenses to average daily net assets.  These ratios are based on each Fund’s actual operating expenses as of November 30, 2007 (unaudited), as adjusted for contractual changes and waivers, if any.

(2)	Includes an administration fee of 0.10% for each Disappearing Fund and 0.08% for the Surviving Fund before and after the Reorganization(s).

(3)

The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly.  These fees and expenses include each Fund’s pro rata share of the cumulative expenses charged by the acquired funds in which the Funds invest.  The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular acquired funds.  The impact of these fees is shown in “Net Fund Operating Expenses.”  The amounts of these fees and expenses represent less than 0.01% and are included in “Other Expenses.”

(4)

ING Investments has entered into a written expense limitation agreement with the Surviving Fund, under which it will limit expenses of the Surviving Fund, excluding interest, taxes, brokerage commission and extraordinary expenses (and acquired fund fees and expenses), subject to possible recoupment by ING Investments within three years.  The expense limits are scheduled to continue through at least October 1, 2009.  The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.  In addition, the expense limitation agreement may be terminated by ING Series Fund, Inc. upon at least 90 days’ prior written notice to ING Investments.  Pursuant to these expense limitation agreements, the expense limits for the Surviving Fund are: 0.95% for Class A, 1.70% for Class B and 1.45% for Class C.  ING Investments has agreed to extend the expense limitation agreement for the Surviving Fund until October 1, 2011 subject to shareholder approval of any or all of the Reorganizations.  There is no assurance that the expense limitation agreement will remain in effect after this date.

(5)	Upon the consummation of the Reorganization of IPLCE, Class Q shares will be exchanged for Class A shares of the Surviving Fund.

(6)	Upon the consummation of the Reorganizations of IPLCE and IPLCE IV, Class Q shares of these Funds will be exchanged for Class A shares of the Surviving Fund.

Examples.  The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the expenses as provided below.  Your actual costs may be higher or lower.

	If you redeem your shares				If you did not redeem your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A
IPLCE	$426	$694	$981	$1,799	$426	$694	$981	$1,799
The Surviving Fund(1)	$394	$614	$853	$1,535	$394	$614	$853	$1,535
The Surviving Fund Pro Forma (Assuming only IPLCE’s Reorganization was consummated) (2) (3)	$394	$594	$832	$1,516	$394	$594	$832	$1,516
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2) (4)	$394	$594	$816	$1,457	$394	$594	$816	$1,457

Class B
IPLCE	$706	$937	$1,293	$2,166	$206	$637	$1,093	$2,166
The Surviving Fund (1)	$673	$857	$1,166	$1,910	$173	$557	$966	$1,910
The Surviving Fund Pro Forma (Assuming only IPLCE’s Reorganization was consummated) (2)	$673	$836	$1,145	$1,892	$173	$536	$945	$1,892
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2)	$673	$836	$1,130	$1,834	$173	$536	$930	$1,838

Class C
IPLCE	$281	$637	$1,093	$2,358	$206	$637	$1,093	$2,358
The Surviving Fund (1)	$223	$480	$835	$1,837	$148	$480	$835	$1,834
The Surviving Fund Pro Forma (Assuming only IPLCE’s Reorganization was consummated) (2)	$223	$459	$815	$1,818	$148	$459	$815	$1,818
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2)	$223	$459	$799	$1,760	$148	$459	$799	$1,760

Class Q(3) (4)
IPLCE	$128	$400	$692	$1,523	$128	$400	$692	$1,523

(1)	The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five- and ten-year periods.

(2)	The examples reflect the contractual expense limits for the one- and three-year periods and the first three years of the five- and ten-year periods.

(3)	Upon the consummation of the Reorganization of IPLCE, Class Q shares will be exchanged for Class A shares of the Surviving Fund.

(4)	Upon the consummation of the Reorganizations of IPLCE and IPLCE IV, Class Q shares of these Funds will be exchanged for Class A shares of the Surviving Fund.

ING INDEX PLUS LARGECAP EQUITY FUND II

Annual Fund Operating Expenses

as of November 30, 2007 (Unaudited)(1)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses	Waivers, Reimbursement, and Recoupment(4)	Net Fund Operating Expenses

Class A
IPLCE II	0.45%	0.25%	0.49%	0.00%	1.19%	0.00%	1.19%
The Surviving Fund	0.45%	0.25%	0.35%	0.00%	1.05%	-0.10%	0.95%
The Surviving Fund Pro Forma (Assuming only IPLCE II’s Reorganization was consummated)	0.45%	0.25%	0.35%	0.00%	1.05%	-0.10%	0.95%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (5)	0.45%	0.25%	0.28%	0.00%	0.98%	-0.03%	0.95%

Class B
IPLCE II	0.45%	1.00%	0.49%	0.00%	1.94%	0.00%	1.94%
The Surviving Fund	0.45%	1.00%	0.35%	0.00%	1.80%	-0.10%	1.70%
The Surviving Fund Pro Forma (Assuming only IPLCE II’s Reorganization was consummated)	0.45%	1.00%	0.35%	0.00%	1.80%	-0.10%	1.70%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)	0.45%	1.00%	0.28%	0.00%	1.73%	-0.03%	1.70%

Class C
IPLCE II	0.45%	1.00%	0.49%	0.00%	1.94%	0.00%	1.94%
The Surviving Fund	0.45%	0.75%	0.35%	0.00%	1.55%	-0.10%	1.45%
The Surviving Fund Pro Forma (Assuming only IPLCE II’s Reorganization was consummated)	0.45%	0.75%	0.35%	0.00%	1.55%	-0.10%	1.45%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)	0.45%	0.75%	0.28%	0.00%	1.48%	-0.03%	1.45%

(1)

The fiscal year end for each fund is May 31.  This table shows the estimated expenses for shares of the Funds, as a ratio of expenses to average daily net assets.  These ratios are based on each Fund’s actual operating expenses as of November 30, 2007 (unaudited), as adjusted for contractual changes and waivers, if any.

(2)	Includes an administration fee of 0.10% for each Disappearing Fund and 0.08% for the Surviving Fund before and after the Reorganization(s).

(3)

The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly.  These fees and expenses include each Fund’s pro rata share of the cumulative expenses charged by the acquired funds in which the Funds invest.  The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular acquired funds.  The impact of these fees is shown in “Net Fund Operating Expenses.”  The amounts of these fees and expenses represent less than 0.01% and are included in “Other Expenses.”

(4)

ING Investments has entered into a written expense limitation agreement with each Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commission and extraordinary expenses (and acquired fund fees and expenses), subject to possible recoupment by ING Investments within three years.  The expense limits for IPLCE II are scheduled to continue through at least January 31, 2009 and the expense limits for the Surviving Fund are scheduled to continue through at least October 1, 2009.  Each expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.  In addition, each expense limitation agreement may be terminated by ING Equity Trust or ING Series Fund, Inc., as applicable, upon at least 90 days’ prior written notice to ING Investments.  Pursuant to these expense limitation agreements, the expense limits for IPLCE II are: 1.75% for Class A, 2.50% for Class B, 2.50% for Class C, and 1.75% for Class Q, as applicable, and the expense limits for the Surviving Fund are: 0.95% for Class A, 1.70% for Class B and 1.45% for Class C.  ING Investments has agreed to extend the expense limitation agreement for the Surviving Fund until October 1, 2011 subject to shareholder approval of any or all of the Reorganizations.  There is no assurance that this expense limitation agreement for the Surviving Fund will remain in effect after this date.

(5)	Upon the consummation of the Reorganizations of IPLCE and IPLCE IV, Class Q shares of these Funds will be exchanged for Class A shares of the Surviving Fund.

Examples.  The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the expenses as provided below.  Your actual costs may be higher or lower.

	If you redeem your shares				If you did not redeem your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A
IPLCE II(1)	$418	$667	$935	$1,700	$418	$667	$935	$1,700
The Surviving Fund(1)	$394	$614	$853	$1,535	$394	$614	$853	$1,535
The Surviving Fund Pro Forma (Assuming only IPLCE II’s Reorganization was consummated) (2)	$394	$594	$832	$1,516	$394	$594	$832	$1,516
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2) (3)	$394	$594	$816	$1,457	$394	$594	$816	$1,457

Class B
IPLCE II(1)	$697	$909	$1,247	$2,070	$197	$609	$1,047	$2,070
The Surviving Fund (1)	$673	$857	$1,166	$1,910	$173	$557	$966	$1,910
The Surviving Fund Pro Forma (Assuming only IPLCE II’s Reorganization was consummated) (2)	$673	$836	$1,145	$1,892	$173	$536	$945	$1,892
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2)	$673	$836	$1,130	$1,834	$173	$536	$930	$1,834

Class C
IPLCE II(1)	$272	$609	$1,047	$2,264	$197	$609	$1,047	$2,264
The Surviving Fund (1)	$223	$480	$835	$1,837	$148	$480	$835	$1,837
The Surviving Fund Pro Forma (Assuming only IPLCE II’s Reorganization was consummated) (2)	$223	$459	$815	$1,818	$148	$459	$815	$1,818
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2)	$223	$459	$799	$1,760	$148	$459	$799	$1,760

(1)	The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five- and ten-year periods.

(2)	The examples reflect the contractual expense limits for the one- and three-year periods and the first three years of the five- and ten-year periods.

(3)	Upon the consummation of the Reorganizations of IPLCE and IPLCE IV, Class Q shares of these Funds will be exchanged for Class A shares of the Surviving Fund.

ING INDEX PLUS LARGECAP EQUITY FUND III

Annual Fund Operating Expenses

as of November 30, 2007 (Unaudited)(1)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses	Waivers, Reimbursement, and Recoupment(4)	Net Fund Operating Expenses

Class A
IPLCE III	0.45%	0.25%	0.51%	0.00%	1.21%	0.00%	1.21%
The Surviving Fund	0.45%	0.25%	0.35%	0.00%	1.05%	-0.10%	0.95%
The Surviving Fund Pro Forma (Assuming only IPLCE III’s Reorganization was consummated)	0.45%	0.25%	0.35%	0.00%	1.05%	-0.10%	0.95%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)(5)	0.45%	0.25%	0.28%	0.00%	0.98%	-0.03%	0.95%

Class B
IPLCE III	0.45%	1.00%	0.51%	0.00%	1.96%	0.00%	1.96%
The Surviving Fund	0.45%	1.00%	0.35%	0.00%	1.80%	-0.10%	1.70%
The Surviving Fund Pro Forma (Assuming only IPLCE III’s Reorganization was consummated)	0.45%	1.00%	0.35%	0.00%	1.80%	-0.10%	1.70%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)	0.45%	1.00%	0.28%	0.00%	1.73%	-0.03%	1.70%

Class C
IPLCE III	0.45%	1.00%	0.51%	0.00%	1.96%	0.00%	1.96%
The Surviving Fund	0.45%	0.75%	0.35%	0.00%	1.55%	-0.10%	1.45%
The Surviving Fund Pro Forma (Assuming only IPLCE III’s Reorganization was consummated)	0.45%	0.75%	0.35%	0.00%	1.55%	-0.10%	1.45%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)	0.45%	0.75%	0.28%	0.00%	1.48%	-0.03%	1.45%

(1)

The fiscal year end for each fund is May 31. This table shows the estimated expenses for shares of the Funds, as a ratio of expenses to average daily net assets. These ratios are based on each Fund’s actual operating expenses as of November 30, 2007 (unaudited), as adjusted for contractual changes and waivers, if any.

(2)	Includes an administration fee of 0.10% for each Disappearing Fund and 0.08% for the Surviving Fund before and after the Reorganization(s).

(3)

The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include each Fund’s pro rata share of the cumulative expenses charged by the acquired funds in which the Funds invest. The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular acquired funds. The impact of these fees is shown in “Net Fund Operating Expenses.” The amounts of these fees and expenses represent less than 0.01% and are included in “Other Expenses.”

(4)

ING Investments has entered into a written expense limitation agreement with each Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commission and extraordinary expenses (and acquired fund fees and expenses), subject to possible recoupment by ING Investments within three years. The expense limits for IPLCE III are scheduled to continue through at least June 5, 2009 and the expense limits for the Surviving Fund are scheduled to continue through at least October 1, 2009. Each expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. In addition, each expense limitation agreement may be terminated by ING Equity Trust or ING Series Fund, Inc., as applicable, upon at least 90 days’ prior written notice to ING Investments. Pursuant to these expense limitation agreements, the expense limits for IPLCE III are: 1.75% for Class A, 2.50% for Class B, 2.50% for Class C, and 1.75% for Class Q, as applicable, and the expense limits for the Surviving Fund are: 0.95% for Class A, 1.70% for Class B and 1.45% for Class C. ING Investments has agreed to extend the expense limitation agreement for the Surviving Fund until October 1, 2011 subject to shareholder approval of any or all of the Reorganizations. There is no assurance that this expense limitation agreement for the Surviving Fund will remain in effect after this date.

(5)	Upon the consummation of the Reorganizations of IPLCE and IPLCE IV, Class Q shares of these Funds will be exchanged for Class A shares of the Surviving Fund.

Examples.  The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the expenses as provided below.  Your actual costs may be higher or lower.

	If you redeem your shares				If you did not redeem your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A
IPLCE III(1)	$420	$673	$945	$1,722	$420	$673	$945	$1,722
The Surviving Fund(1)	$394	$614	$853	$1,535	$394	$614	$853	$1,535
The Surviving Fund Pro Forma (Assuming only IPLCE III’s Reorganization was consummated) (2)	$394	$594	$832	$1,516	$394	$594	$832	$1,516
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2) (3)	$394	$594	$816	$1,457	$394	$594	$816	$1,457

Class B
IPLCE III(1)	$699	$915	$1,257	$2,091	$199	$615	$1,057	$2,091
The Surviving Fund (1)	$673	$857	$1,166	$1,910	$173	$557	$966	$1,910
The Surviving Fund Pro Forma (Assuming only IPLCE III’s Reorganization was consummated) (2)	$673	$836	$1,145	$1,892	$173	$536	$945	$1,892
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2)	$673	$836	$1,130	$1,834	$173	$536	$930	$1,834

Class C
IPLCE III(1)	$274	$615	$1,057	$2,285	$199	$615	$1,057	$2,285
The Surviving Fund (1)	$223	$480	$835	$1,837	$148	$480	$835	$1,837
The Surviving Fund Pro Forma (Assuming only IPLCE III’s Reorganization was consummated) (2)	$223	$459	$815	$1,818	$148	$459	$815	$1,818
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2)	$223	$459	$799	$1,760	$148	$459	$799	$1,760

(1)	The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five- and ten-year periods.

(2)	The examples reflect the contractual expense limits for the one- and three-year periods and the first three years of the five- and ten-year periods.

(3)	Upon the consummation of the Reorganizations of IPLCE and IPLCE IV, Class Q shares of these Funds will be exchanged for Class A shares of the Surviving Fund.

ING INDEX PLUS LARGECAP EQUITY FUND IV

Annual Fund Operating Expenses

as of November 30, 2007 (Unaudited)(1)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses	Waivers, Reimbursement, and Recoupment(4)	Net Fund Operating Expenses

Class A
IPLCE IV	0.45%	0.25%	0.52%	0.00%	1.22%	0.00%	1.22%
The Surviving Fund	0.45%	0.25%	0.35%	0.00%	1.05%	-0.10%	0.95%
The Surviving Fund Pro Forma (Assuming only IPLCE IV’s Reorganization was consummated) (5)	0.45%	0.25%	0.35%	0.00%	1.05%	-0.10%	0.95%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (6)	0.45%	0.25%	0.28%	0.00%	0.98%	-0.03%	0.95%

Class B
IPLCE IV	0.45%	1.00%	0.52%	0.00%	1.97%	0.00%	1.97%
The Surviving Fund	0.45%	1.00%	0.35%	0.00%	1.80%	-0.10%	1.70%
The Surviving Fund Pro Forma (Assuming only IPLCE IV’s Reorganization was consummated)	0.45%	1.00%	0.35%	0.00%	1.80%	-0.10%	1.70%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)	0.45%	1.00%	0.28%	0.00%	1.73%	-0.03%	1.70%

Class C
IPLCE IV	0.45%	1.00%	0.52%	0.00%	1.97%	0.00%	1.97%
The Surviving Fund	0.45%	0.75%	0.35%	0.00%	1.55%	-0.10%	1.45%
The Surviving Fund Pro Forma (Assuming only IPLCE IV’s Reorganization was consummated)	0.45%	0.75%	0.35%	0.00%	1.55%	-0.10%	1.45%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)	0.45%	0.75%	0.28%	0.00%	1.48%	-0.03%	1.45%

Class Q (5) (6)
IPLCE IV	0.45%	0.25%	0.48%	0.00%	1.18%	0.00%	1.18%

(1)

The fiscal year end for each fund is May 31. This table shows the estimated expenses for shares of the Funds, as a ratio of expenses to average daily net assets. These ratios are based on each Fund’s actual operating expenses as of November 30, 2007 (unaudited), as adjusted for contractual changes and waivers, if any.

(2)	Includes an administration fee of 0.10% for each Disappearing Fund and 0.08% for the Surviving Fund before and after the Reorganization(s).

(3)

The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include each Fund’s pro rata share of the cumulative expenses charged by the acquired funds in which the Funds invest. The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular acquired funds. The impact of these fees is shown in “Net Fund Operating Expenses.” The amounts of these fees and expenses represent less than 0.01% and are included in “Other Expenses.”

(4)

ING Investments has entered into a written expense limitation agreement with each Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commission and extraordinary expenses (and acquired fund fees and expenses), subject to possible recoupment by ING Investments within three years. The expense limits are scheduled to continue through at least October 1, 2009. Each expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. In addition, each expense limitation agreement may be terminated by ING Equity Trust or ING Series Fund, Inc., as applicable, upon at least 90 days’ prior written notice to ING Investments. Pursuant to these expense limitation agreements, the expense limits for IPLCE IV are: 1.75% for Class A, 2.50% for Class B, 2.50% for Class C, and 1.75% for Class Q, as applicable, and the expense limits for the Surviving Fund are: 0.95% for Class A, 1.70% for Class B and 1.45% for Class C. ING Investments has agreed to extend the expense limitation agreement for the Surviving Fund until October 1, 2011 subject to shareholder approval of any or all of the Reorganizations. There is no assurance that this expense limitation agreement for the Surviving Fund will remain in effect after this date.

(5)	Upon the consummation of the Reorganization of IPLCE, Class Q shares will be exchanged for Class A shares of the Surviving Fund.

(6)	Upon the consummation of the Reorganizations of IPLCE and IPLCE IV, Class Q shares of these Funds will be exchanged for Class A shares of the Surviving Fund.

Examples.  The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the expenses as provided below.  Your actual costs may be higher or lower.

	If you redeem your shares				If you did not redeem your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A
IPLCE IV(1)	$421	$676	$950	$1,733	$421	$676	$950	$1,733
The Surviving Fund(1)	$394	$614	$853	$1,535	$394	$614	$853	$1,535
The Surviving Fund Pro Forma (Assuming only IPLCE IV’s Reorganization was consummated) (2) (3)	$394	$594	$832	$1,516	$394	$594	$832	$1,516
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2) (4)	$394	$594	$816	$1,457	$394	$594	$816	$1,457

Class B
IPLCE IV(1)	$700	$918	$1,262	$2,102	$200	$618	$1,062	$2,100
The Surviving Fund(1)	$673	$857	$1,166	$1,910	$173	$557	$966	$1,910
The Surviving Fund Pro Forma (Assuming only IPLCE IV’s Reorganization was consummated) (2)	$673	$836	$1,145	$1,892	$173	$536	$945	$1,892
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2)	$673	$836	$1,130	$1,834	$173	$536	$930	$1,834

Class C
IPLCE IV (1)	$275	$618	$1,062	$2,296	$200	$618	$1,062	$2,296
The Surviving Fund(1)	$223	$480	$835	$1,837	$148	$480	$835	$1,837
The Surviving Fund Pro Forma (Assuming only IPLCE IV’s Reorganization was consummated) (2)	$223	$459	$815	$1,818	$148	$459	$815	$1,818
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2)	$223	$459	$799	$1,760	$148	$459	$799	$1,760

Class Q(3) (4)
IPLCE IV(1)	$120	$375	$649	$1,432	$120	$375	$649	$1,432

(1)	The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five- and ten-year periods.

(2)	The examples reflect the contractual expense limits for the one- and three-year periods and the first three years of the five- and ten-year periods.

(3)	Upon the consummation of the Reorganization of IPLCE IV, Class Q shares will be exchanged for Class A shares of the Surviving Fund.

(4)	Upon the consummation of the Reorganizations of IPLCE and IPLCE IV, Class Q shares of these Funds will be exchanged for Class A shares of the Surviving Fund.

ING INDEX PLUS LARGECAP EQUITY FUND V

Annual Fund Operating Expenses

as of November 30, 2007 (Unaudited)(1)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

	Management Fees(2)	Distribution and/or Service (12b-1) Fees	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Fund Operating Expenses	Waivers, Reimbursement, and Recoupment(5)	Net Fund Operating Expenses

Class A
IPLCE V	0.45%	0.25%	0.60%	0.00%	1.30%	0.00%	1.30%
The Surviving Fund	0.45%	0.25%	0.35%	0.00%	1.05%	-0.10%	0.95%
The Surviving Fund Pro Forma (Assuming only IPLCE V’s Reorganization was consummated)	0.45%	0.25%	0.35%	0.00%	1.05%	-0.10%	0.95%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (6)	0.45%	0.25%	0.28%	0.00%	0.98%	-0.03%	0.95%

Class B
IPLCE V	0.45%	1.00%	0.60%	0.00%	2.05%	0.00%	2.05%
The Surviving Fund	0.45%	1.00%	0.35%	0.00%	1.80%	-0.10%	1.70%
The Surviving Fund Pro Forma (Assuming only IPLCE V’s Reorganization was consummated)	0.45%	1.00%	0.35%	0.00%	1.80%	-0.10%	1.70%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)	0.45%	1.00%	0.28%	0.00%	1.73%	-0.03%	1.70%

Class C
IPLCE V	0.45%	1.00%	0.60%	0.00%	2.05%	0.00%	2.05%
The Surviving Fund	0.45%	0.75%	0.35%	0.00%	1.55%	-0.10%	1.45%
The Surviving Fund Pro Forma (Assuming only IPLCE V’s Reorganization was consummated)	0.45%	0.75%	0.35%	0.00%	1.55%	-0.10%	1.45%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)	0.45%	0.75%	0.28%	0.00%	1.48%	-0.03%	1.45%

(1)

The fiscal year end for each fund is May 31. This table shows the estimated expenses for shares of the Funds, as a ratio of expenses to average daily net assets. These ratios are based on each Fund’s actual operating expenses as of November 30, 2007 (unaudited), as adjusted for contractual changes and waivers, if any.

(2)	As a result of IPLCE V beginning its Index Plus Large Cap Period, effective January 23, 2008, the management fee for IPLCE V was reduced from 0.80% to 0.45%.

(3)	Includes an administration fee of 0.10% for each Disappearing Fund and 0.08% for the Surviving Fund before and after the Reorganization(s).

(4)

The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include each Fund’s pro rata share of the cumulative expenses charged by the acquired funds in which the Funds invest. The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular acquired funds. The impact of these fees is shown in “Net Fund Operating Expenses.” The amounts of these fees and expenses represent less than 0.01% and are included in “Other Expenses.”

(5)

ING Investments has entered into a written expense limitation agreement with each Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commission and extraordinary expenses (and acquired fund fees and expenses), subject to possible recoupment by ING Investments within three years. The expense limits are scheduled to continue through at least October 1, 2009 Each expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. In addition, each expense limitation agreement may be terminated by ING Equity Trust or ING Series Fund, Inc., as applicable, upon at least 90 days’ prior written notice to ING Investments. Pursuant to these expense limitation agreements, the expense limits for IPLCE V are: 1.75% for Class A, 2.50% for Class B, 2.50% for Class C, and 1.75% for Class Q, as applicable, and the expense limits for the Surviving Fund are: 0.95% for Class A, 1.70% for Class B and 1.45% for Class C. ING Investments has agreed to extend the expense limitation agreement for the Surviving Fund until October 1, 2011 subject to shareholder approval of any or all of the Reorganizations. There is no assurance that this expense limitation agreement for the Surviving Fund will remain in effect after this date.

(6)	Upon the consummation of the Reorganizations of IPLCE and IPLCE IV, Class Q shares of these Funds will be exchanged for Class A shares of the Surviving Fund.

Examples.  The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the expenses as provided below.  Your actual costs may be higher or lower.

	If you redeem your shares				If you did not redeem your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A
IPLCE V(1)	$428	$700	$991	$1,821	$428	$700	$991	$1,821
The Surviving Fund(1)	$394	$614	$853	$1,535	$394	$614	$853	$1,535
The Surviving Fund Pro Forma (Assuming only IPLCE V’s Reorganization was consummated) (2)	$394	$594	$832	$1,516	$394	$594	$832	$1,516
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)(2) (3)	$394	$594	$816	$1,457	$394	$594	$816	$1,457

Class B
IPLCE V(1)	$708	$943	$1,303	$2,187	$208	$643	$1,103	$2,187
The Surviving Fund (1)	$673	$857	$1,166	$1,910	$173	$557	$966	$1,910
The Surviving Fund Pro Forma (Assuming only IPLCE V’s Reorganization was consummated) (2)	$673	$836	$1,145	$1,892	$173	$536	$945	$1,892
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2)	$673	$836	$1,130	$1,834	$173	$536	$930	$1,834

Class C
IPLCE V(1)	$283	$643	$1,103	$2,379	$208	$643	$1,103	$2,379
The Surviving Fund (1)	$223	$480	$835	$1,837	$148	$480	$835	$1,837
The Surviving Fund Pro Forma (Assuming only IPLCE V’s Reorganization was consummated) (2)	$223	$459	$815	$1,818	$148	$459	$815	$1,818
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2)	$223	$459	$799	$1,760	$148	$459	$799	$1,760

(1)	The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five- and ten-year periods.

(2)	The examples reflect the contractual expense limits for the one- and three-year periods and the first three years of the five- and ten-year periods.

(3)	Upon the consummation of the Reorganizations of IPLCE and IPLCE IV, Class Q shares of these Funds will be exchanged for Class A shares of the Surviving Fund.

ING INDEX PLUS LARGECAP EQUITY FUND VI

Annual Fund Operating Expenses

as of November 30, 2007 (Unaudited)(1)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

	Management Fees(2)	Distribution and/or Service (12b-1) Fees	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Fund Operating Expenses	Waivers, Reimbursement, and Recoupment(5)	Net Fund Operating Expenses

Class A
IPLCE VI	0.45%	0.25%	0.63%	0.00%	1.33%	0.00%	1.33%
The Surviving Fund	0.45%	0.25%	0.35%	0.00%	1.05%	-0.10%	0.95%
The Surviving Fund Pro Forma (Assuming only IPLCE VI’s Reorganization was consummated)	0.45%	0.25%	0.35%	0.00%	1.05%	-0.10%	0.95%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (6)	0.45%	0.25%	0.28%	0.00%	0.98%	-0.03%	0.95%

Class B
IPLCE VI	0.45%	1.00%	0.63%	0.00%	2.08%	0.00%	2.08%
The Surviving Fund	0.45%	1.00%	0.35%	0.00%	1.80%	-0.10%	1.70%
The Surviving Fund Pro Forma (Assuming only IPLCE VI’s Reorganization was consummated)	0.45%	1.00%	0.35%	0.00%	1.80%	-0.10%	1.70%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)	0.45%	1.00%	0.28%	0.00%	1.73%	-0.03%	1.70%

Class C
IPLCE VI	0.45%	1.00%	0.63%	0.00%	2.08%	0.00%	2.08%
The Surviving Fund	0.45%	0.75%	0.35%	0.00%	1.55%	-0.10%	1.45%
The Surviving Fund Pro Forma (Assuming only IPLCE VI’s Reorganization was consummated)	0.45%	0.75%	0.35%	0.00%	1.55%	-0.10%	1.45%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)	0.45%	0.75%	0.28%	0.00%	1.48%	-0.03%	1.45%

(1)

The fiscal year end for each fund is May 31. This table shows the estimated expenses for shares of the Funds, as a ratio of expenses to average daily net assets. These ratios are based on each Fund’s actual operating expenses as of November 30, 2007 (unaudited), as adjusted for contractual changes and waivers, if any.

(2)	As a result of IPLCE VI beginning its Index Plus Large Cap Period, effective April 23, 2008, the management fee for IPLCE VI was reduced from 0.80% to 0.45%.

(3)	Includes an administration fee of 0.10% for each Disappearing Fund and 0.08% for the Surviving Fund before and after the Reorganization(s).

(4)

The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include each Fund’s pro rata share of the cumulative expenses charged by the acquired funds in which the Funds invest. The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular acquired funds. The impact of these fees is shown in “Net Fund Operating Expenses.” The amounts of these fees and expenses represent less than 0.01% and are included in “Other Expenses.”

(5)

ING Investments has entered into a written expense limitation agreement with each Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commission and extraordinary expenses (and acquired fund fees and expenses), subject to possible recoupment by ING Investments within three years. The expense limits are scheduled to continue through at least October 1, 2009 Each expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. In addition, each expense limitation agreement may be terminated by ING Equity Trust or ING Series Fund, Inc., as applicable, upon at least 90 days’ prior written notice to ING Investments. Pursuant to these expense limitation agreements, the expense limits for IPLCE VI are: 1.75% for Class A, 2.50% for Class B, 2.50% for Class C, and 1.75% for Class Q, as applicable, and the expense limits for the Surviving Fund are: 0.95% for Class A, 1.70% for Class B and 1.45% for Class C. ING Investments has agreed to extend the expense limitation agreement for the Surviving Fund until October 1, 2011 subject to shareholder approval of any or all of the Reorganizations. There is no assurance that this expense limitation agreement for the Surviving Fund will remain in effect after this date.

(6)	Upon the consummation of the Reorganizations of IPLCE and IPLCE IV, Class Q shares of these Funds will be exchanged for Class A shares of the Surviving Fund.

Examples.  The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the expenses as provided below.  Your actual costs may be higher or lower.

	If you redeem your shares				If you did not redeem your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A
IPLCE VI(1)	$431	$709	$1,007	$1,853	$431	$709	$1,007	$1,853
The Surviving Fund(1)	$394	$614	$853	$1,535	$394	$614	$853	$1,535
The Surviving Fund Pro Forma (Assuming only IPLCE VI’s Reorganization was consummated) (2)	$394	$594	$832	$1,516	$394	$594	$832	$1,516
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2) (3)	$394	$594	$816	$1,457	$394	$594	$816	$1,457

Class B
IPLCE VI(1)	$711	$952	$1,319	$2,219	$211	$652	$1,119	$2,219
The Surviving Fund (1)	$673	$857	$1,166	$1,910	$173	$557	$966	$1,910
The Surviving Fund Pro Forma (Assuming only IPLCE VI’s Reorganization was consummated) (2)	$673	$836	$1,145	$1,892	$173	$536	$945	$1,892
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2)	$673	$836	$1,130	$1,834	$173	$536	$930	$1,834

Class C
IPLCE VI(1)	$286	$652	$1,119	$2,410	$211	$652	$1,119	$2,410
The Surviving Fund (1)	$223	$480	$835	$1,837	$148	$480	$835	$1,837
The Surviving Fund Pro Forma (Assuming only IPLCE VI’s Reorganization was consummated) (2)	$223	$459	$815	$1,818	$148	$459	$815	$1,818
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2)	$223	$459	$799	$1,760	$148	$459	$799	$1,760

(1)	The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five- and ten-year periods.

(2)	The examples reflect the contractual expense limits for the one- and three-year periods and the first three years of the five- and ten-year periods.

(3)	Upon the consummation of the Reorganizations of IPLCE and IPLCE IV, Class Q shares of these Funds will be exchanged for Class A shares of the Surviving Fund.

ING INDEX PLUS LARGECAP EQUITY FUND VII

Annual Fund Operating Expenses

as of November 30, 2007 (Unaudited)(1)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

	Management Fees(2)	Distribution and/or Service (12b-1) Fees	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Fund Operating Expenses	Waivers, Reimbursement, and Recoupment(5)	Net Fund Operating Expenses

Class A
IPLCE VII	0.45%	0.25%	0.61%	0.00%	1.31%	0.09%	1.40%
The Surviving Fund	0.45%	0.25%	0.35%	0.00%	1.05%	-0.10%	0.95%
The Surviving Fund Pro Forma (Assuming only IPLCE VII’s Reorganization was consummated)	0.45%	0.25%	0.35%	0.00%	1.05%	-0.10%	0.95%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (6)	0.45%	0.25%	0.28%	0.00%	0.98%	-0.03%	0.95%

Class B
IPLCE VII	0.45%	1.00%	0.61%	0.00%	2.06%	0.09%	2.15%
The Surviving Fund	0.45%	1.00%	0.35%	0.00%	1.80%	-0.10%	1.70%
The Surviving Fund Pro Forma (Assuming only IPLCE VII’s Reorganization was consummated)	0.45%	1.00%	0.35%	0.00%	1.80%	-0.10%	1.70%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)	0.45%	1.00%	0.28%	0.00%	1.73%	-0.03%	1.70%

Class C
IPLCE VII	0.45%	1.00%	0.61%	0.00%	2.06%	0.09%	2.15%
The Surviving Fund	0.45%	0.75%	0.35%	0.00%	1.55%	-0.10%	1.45%
The Surviving Fund Pro Forma (Assuming only IPLCE VII’s Reorganization was consummated)	0.45%	0.75%	0.35%	0.00%	1.55%	-0.10%	1.45%
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated)	0.45%	0.75%	0.28%	0.00%	1.48%	-0.03%	1.45%

(1)

The fiscal year end for each fund is May 31. This table shows the estimated expenses for shares of the Funds, as a ratio of expenses to average daily net assets. These ratios are based on each Fund’s actual operating expenses as of November 30, 2007 (unaudited), as adjusted for contractual changes and waivers, if any.

(2)	As a result of IPLCE VII beginning its Index Plus Large Cap Period, effective June 27, 2008, the management fee for IPLCE VII was reduced from 0.80% to 0.45%.

(3)	Includes an administration fee of 0.10% for each Disappearing Fund and 0.08% for the Surviving Fund before and after the Reorganization(s).

(4)

The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include each Fund’s pro rata share of the cumulative expenses charged by the acquired funds in which the Funds invest. The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular acquired funds. The impact of these fees is shown in “Net Fund Operating Expenses.” The amounts of these fees and expenses represent less than 0.01% and are included in “Other Expenses.”

(5)

ING Investments has entered into a written expense limitation agreement with each Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commission and extraordinary expenses (and acquired fund fees and expenses), subject to possible recoupment by ING Investments within three years. The expense limits are scheduled to continue through at least October 1, 2009 Each expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. In addition, each expense limitation agreement may be terminated by ING Equity Trust or ING Series Fund, Inc., as applicable, upon at least 90 days’ prior written notice to ING Investments. Pursuant to these expense limitation agreements, the expense limits for IPLCE VII are: 1.75% for Class A, 2.50% for Class B, 2.50% for Class C, and 1.75% for Class Q, as applicable, and the expense limits for the Surviving Fund are: 0.95% for Class A, 1.70% for Class B and 1.45% for Class C. ING Investments has agreed to extend the expense limitation agreement for the Surviving Fund until October 1, 2011 subject to shareholder approval of any or all of the Reorganizations. There is no assurance that this expense limitation agreement for the Surviving Fund will remain in effect after this date.

(6)	Upon the consummation of the Reorganizations of IPLCE and IPLCE IV, Class Q shares of these Funds will be exchanged for Class A shares of the Surviving Fund.

Examples.  The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the expenses as provided below.  Your actual costs may be higher or lower.

	If you redeem your shares				If you did not redeem your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A
IPLCE VII(1)	$438	$711	$1,005	$1,839	$438	$711	$1,005	$1,839
The Surviving Fund(1)	$394	$614	$853	$1,535	$394	$614	$853	$1,535
The Surviving Fund Pro Forma (Assuming only IPLCE VII’s Reorganization was consummated) (2)	$394	$594	$832	$1,516	$394	$594	$832	$1,516
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2) (3)	$394	$594	$816	$1,457	$394	$594	$816	$1,457

Class B
IPLCE VII(1)	$718	$954	$1,317	$2,205	$218	$654	$1,117	$2,205
The Surviving Fund(1)	$673	$857	$1,166	$1,910	$173	$557	$966	$1,910
The Surviving Fund Pro Forma (Assuming only IPLCE VII’s Reorganization was consummated) (2)	$673	$836	$1,145	$1,892	$173	$536	$945	$1,892
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2)	$673	$836	$1,130	$1,834	$173	$536	$930	$1,834

Class C
IPLCE VII(1)	$293	$654	$1,117	$2,397	$218	$654	$1,117	$2,397
The Surviving Fund(1)	$223	$480	$835	$1,837	$148	$480	$835	$1,837
The Surviving Fund Pro Forma (Assuming only IPLCE VII’s Reorganization was consummated) (2)	$223	$459	$815	$1,818	$148	$459	$815	$1,818
The Surviving Fund Pro Forma (Assuming all Reorganizations were consummated) (2)	$223	$459	$799	$1,760	$148	$459	$799	$1,760

(1)	The examples reflect the contractual expense limits for the one-year period and the first year of the three-, five- and ten-year periods.

(2)	The examples reflect the contractual expense limits for the one- and three-year periods and the first three years of the five- and ten-year periods.

(3)	Upon the consummation of the Reorganizations of IPLCE and IPLCE IV, Class Q shares of these Funds will be exchanged for Class A shares of the Surviving Fund.

Portfolio Transitioning

Since the portfolio managers of each Disappearing Fund and the Surviving Fund employ the same investment style and stock selection criteria for the Funds, it is anticipated that each Disappearing Fund’s portfolio securities would not be liquidated (unless necessary to pay for redemptions), and would remain largely intact and be transferred in kind to the Surviving Fund upon the consummation of the Reorganization(s).  Accordingly, it is expected that no substantial portfolio transition cost would be incurred as a result of each Reorganization.  Shareholders should review the discussion in “Tax Considerations” below and consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

Key Differences in the Rights of Each Disappearing Fund’s Shareholders and the Surviving Fund’s Shareholders

Each Disappearing Fund is organized as a separate series of ING Equity Trust, a Massachusetts business trust, which is governed by a Declaration of Trust and Bylaws.  The Surviving Fund is organized as a series of ING Series Fund, Inc., a Maryland corporation, which is governed by Articles of Incorporation and Bylaws.  Key differences in shareholders’ rights under the Disappearing Funds’ Declaration of Trust/Bylaws and the Surviving Fund’s Articles of Incorporation/Bylaws are presented below.

The Disappearing Funds	The Surviving Fund

The shareholders shall have the power to vote with respect to, among other things, the election and removal of Trustees, termination of the trust or its series, amendment to the Declaration of Trust, and merger, consolidation or sale of assets.

Shareholders have the power to elect and remove Directors. Any or all of the Directors may be removed by the shareholders, who may elect a successor or successors to fill any resulting vacancy or vacancies for the unexpired term. Shareholder approval will be required for the liquidation of a particular series or class of shares if it is required under the 1940 Act or if such liquidation constitutes a transfer of assets (as defined under Maryland General Corporate Law).

In addition to shareholders, Trustees also have the power to amend the Declaration of Trust. Trustees may amend the Declaration of Trust if they deem it necessary to conform the Declaration of Trust to applicable federal and state laws, to change the name of the Trust, or to make any other changes which do not materially adversely affect the rights of shareholders. No amendment to the Declaration of Trust that would change shareholder rights, reduce the amount payable thereon upon liquidation, or diminish or eliminate any voting rights pertaining thereto may be made without the vote or consent of the holders of two-thirds of shares outstanding and entitled to vote.

The Corporation reserves the right from time to time to make any amendment to the Articles of Incorporation, except that no action affecting the validity or accessibility of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby.

Both shareholders and the Trustees have the power to amend the Bylaws.	The Board of Directors has the power to amend the Bylaws.

Because each Disappearing Fund is organized as a series of a Massachusetts business trust and the Surviving Fund is organized as a series of a Maryland corporation, some differences between the rights of shareholders of each Disappearing Fund and the Surviving Fund do exist under state law.  Under the Maryland Code, shareholders of the Surviving Fund have no personal liability as such for the Surviving Fund’s acts or obligations.  Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust.  However, the Disappearing Funds’ Declaration of Trust disclaims shareholder liability for acts or obligations of the Disappearing Funds.  As such, shareholders of the Disappearing Funds have no personal liability for the Disappearing Funds’ acts or obligations.

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreement

The terms and conditions under which each of the proposed transactions may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix B.

The Reorganization Agreement provides for, with respect to each Reorganization of a Disappearing Fund with and into the Surviving Fund: (i) the transfer, as of the Closing Date, of all of the Disappearing Fund’s assets in exchange for shares of beneficial interest of the Surviving Fund and the assumption by the Surviving Fund of the Disappearing Fund’s known liabilities, as set forth in the Disappearing Fund’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of the Surviving Fund to shareholders of the Disappearing Fund, as provided for in the Reorganization Agreement.  The Disappearing Fund will then be liquidated.  The consummation of one Reorganization shall not, however, be contingent on the consummation of any other Reorganization.  It is possible that only some, or none, of the Reorganizations will be effected.

Each Class A, Class B and Class C shareholder of each Disappearing Fund will hold, immediately after the Closing Date, shares of the corresponding class of the Surviving Fund having an aggregate value equal to the aggregate value of the shares of that Disappearing Fund held by that shareholder as of the Closing Date.  Each Class Q shareholder of IPLCE or IPLCE IV will hold, immediately after the Closing Date, shares of Class A of the Surviving Fund having an aggregate value equal to the aggregate value of Class Q shares of IPLCE or IPLCE IV, respectively, held by that shareholder as of the Closing Date.  In the interest of economy and convenience, shares of the Surviving Fund generally will not be represented by physical certificates, unless you request the certificates in writing.

Until the Closing Date, shareholders of each Disappearing Fund will continue to be able to redeem their shares.  Redemption requests received after the Closing Date will be treated as requests received by the Surviving Fund for the redemption of its shares.

With respect to each Reorganization, the obligations of the respective Disappearing Fund and the Surviving Fund under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of that Disappearing Fund.  With respect to each Reorganization, the Reorganization Agreement also requires that the respective Disappearing Fund and the Surviving Fund take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated with respect to any Reorganization by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix B to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganizations

The Reorganization is one of several reorganizations that have recently been proposed among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  ING Investments also believes that the reorganizations may benefit fund shareholders by resulting in surviving funds with greater asset bases.  Each Reorganization is expected to provide the Surviving Fund with a larger asset base and the potential to take larger portfolio positions and to achieve better economies of scale.

The proposed Reorganizations were initially presented for consideration to, and were approved by, the Board of the Disappearing Funds at a meeting held on May 30, 2008 and the Board of Directors of the Surviving Fund at a meeting held on June 4, 2008.  The Board of each Fund, including all of the Trustees/Directors who are not “interested persons” (as defined in the 1940 Act) of that Fund, determined that the interests of the shareholders of such Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Funds and their shareholders.

The Reorganization will allow shareholders of each Disappearing Fund to continue to participate in a professionally managed portfolio that seeks to outperform the total return performance of the S&P 500 Index, while maintaining a market level of risk.

Board Considerations

The Board of the Disappearing Funds, in recommending each proposed Reorganization for each Disappearing Fund, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  that each Disappearing Fund was initially offered as a PPF, has matured from its Guarantee Period and is now managed as an enhanced index fund that is substantially similar to how the Surviving Fund is managed;

•                  that the Disappearing Funds and the Surviving Fund have the same investment adviser, investment sub-adviser and portfolio managers, nearly identical investment objectives, and substantially similar investment strategies;

•                  Management’s expectation that it would be more cost effective to merge all seven Disappearing Funds into the Surviving Fund at the same time;

•                  the potential benefits to shareholders of each Disappearing Fund as a result of that Disappearing Fund’s Reorganization, including that as a result of such Reorganization, the Surviving Fund would have a larger asset base and should be better positioned to achieve economies of scale;

•                  the expense ratios and information regarding fees and total expenses of each Disappearing Fund including that the gross and net expenses per share for the shareholders of each Disappearing Fund will be reduced after that Disappearing Fund  is reorganized with and into the Surviving Fund;

•                  that ING Investments (or an affiliate) will pay for a half of all expenses relating to the proposed Reorganizations, and the other half of the expenses will be shared on a pro rata basis among the Disappearing Funds;

•                  Management’s expectation that portfolio securities of the Disappearing Funds would be transferred in kind to the Surviving Fund upon the consummation of the Reorganizations, and therefore it is expected that no substantial portfolio transition cost would be incurred as a result of each Reorganization;

•                  the tax consequences of the Reorganizations to the Disappearing Funds and their shareholders, including that each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and

•                  that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganizations.

The Board of the Disappearing Funds recommends that shareholders of each Disappearing Fund approve the Reorganization of that Disappearing Fund with and into the Surviving Fund.

Tax Considerations

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, pursuant to this treatment, neither the Disappearing Funds nor their shareholders, nor the Surviving Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.  As a condition to the closing of the Reorganizations, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that each Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Prior to the Closing Date, each Disappearing Fund will pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. This distribution would be taxable to shareholders that are subject to tax.

As of March 31, 2008, each of IPLCE, IPLCE II, IPLCE III, IPLCE V, IPLCE VI, IPLCE VII and the Surviving Fund had approximately $3.40 million, $5.82 million, $4.89 million, $3.51 million, $0.23 million, $0.24 million and $3.4 million, respectively, in capital loss carryforwards.  IPLCE IV did not have any capital loss carryforwards.  After each Reorganization with respect to each Disappearing Fund, the losses of that Disappearing Fund generally will be available to the Surviving Fund to offset its capital gains, although a portion of the amount of these losses that may offset the Surviving Fund’s capital gains in any given year may be limited due to that Reorganization.  The ability of the Surviving Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset.  In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-Reorganization shareholders of each Fund.  After the Reorganizations, however, these benefits will inure to the benefit of all post-Reorganization shareholders of the Surviving Fund.

Expenses of the Reorganizations

ING Investment (or and affiliate) will pay for a half of all expenses of the Reorganizations, and the other half of the expenses will be shared on a pro rata basis among the Disappearing Funds.  The expenses of the Reorganizations shall include, but not be limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

Each Disappearing Fund is organized as a separate series of ING Equity Trust, an open-end management investment company organized as a Massachusetts business trust.  ING Equity Trust is governed by a Board consisting of ten members.   For more information on the history of ING Equity Trust, see the SAIs of the Disappearing Funds.

The Surviving Fund is organized as a series of ING Series Fund, Inc., an open-end management investment company organized as a Maryland corporation.  ING Series Fund, Inc. is governed by a Board of Directors consisting of eight members.   For more information on the history of ING Series Fund, Inc., see the SAI of the Surviving Fund.

Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Funds.  ING Investments has overall responsibility for the management of each Fund.  ING Investments provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995 and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2007, ING Investments managed over $54 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.  ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.

Sub-Adviser

ING Investments has engaged ING IM as sub-adviser to each Fund to provide the day-to-day management of the Funds.  ING Investments is responsible for monitoring the investment programs and performance of the sub-adviser with respect to each Fund.  Under the terms of the sub-advisory agreement with respect to each Fund, the agreement can be terminated by either the Fund’s Board of Trustees/Directors or ING Investments.  In the event that sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or ING Investments may assume day-to-day investment management of the Fund.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to the Disappearing Funds’ semi-annual shareholder report, dated November 30, 2007, and the Surviving Fund’s annual report, dated May 31, 2007.  ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Fund’s assets and the purchase and sale of portfolio securities.

Distributor

IFD, whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for the Funds and is a member of the Financial Industry Regulatory Authority (“FINRA”).

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Dividends and Other Distributions

Each Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions.  Each Fund distributes capital gains, if any, on an annual basis.  Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective class of the particular Fund, unless the shareholder elects to receive distributions in cash.

If the Reorganization Agreement is approved by shareholders of a Disappearing Fund, then as soon as practicable before the Closing Date, the Disappearing Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following tables show on an unaudited basis the capitalization of each of the Funds as of November 30, 2007,  and the pro forma combined capitalization of the Surviving Fund under various scenarios.  Because the consummation of one Reorganization is not contingent on the consummation of any other Reorganization, many Fund combinations are possible.  However, the effects on pro forma capitalization for all possible Fund combinations are not illustrated in the tables below.  Instead, each table only shows the range of the resulting pro forma capitalization from all possible Fund combinations for each Reorganization.  Specifically, with respect to each proposed Reorganization, it is expected that the pro forma numbers with respect to assets and shares outstanding will be the greatest if all of the Reorganizations are approved and implemented and will be lowest if only such Reorganization is approved and implemented.

ING INDEX PLUS LARGECAP EQUITY FUND

	Net Assets	Net Asset Value Per Share	Shares Outstanding

IPLCE
Class A	$3,505,234	$10.71	327,338
Class B	$29,145,615	$10.65	2,736,377
Class C	$5,037,358	$10.72	469,875
Class Q	$26,832	$10.79	2,487

The Surviving Fund
Class A	$156,384,264	$18.78	8,328,277
Class B	$23,025,051	$18.60	1,237,742
Class C	$14,194,821	$18.74	757,396
Class I	$63,276,858	$18.95	3,339,796
Class O	$87,991,337	$18.83	4,673,347
Class R	$25,124,832	$18.64	1,348,218

Pro Forma – The Surviving Fund (Assuming only IPLCE’s Reorganization was consummated)
Class A(4)	$159,913,746	(5)	$18.78	8,516,215	(6)
Class B	$52,149,346	(5)	$18.60	2,803,564	(6)
Class C	$19,228,494	(5)	$18.74	1,026,002	(6)
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

Pro Forma – The Surviving Fund (Assuming all Reorganizations were consummated)
Class A(1)	$203,580,629	(2)	$18.78	10,841,395	(3)
Class B	$698,924,552	(2)	$18.60	37,576,425	(3)
Class C	$78,904,955	(2)	$18.74	4,210,445	(3)
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

(1)	Class Q shares of IPLCE and IPLCE IV will merge into Class A of the Surviving Fund.
(2)	Reflects adjustment for estimated one time merger expense of ($26,060), ($373,209), ($35,731) on Class A, Class B and Class C shares, respectively.
(3)	Reflects net retired shares of (2,038,379), (29,152,068) and (2,817,266) of Class A, Class B and Class C, respectively.
(4)	Class Q shares of IPLCE will merge into Class A of the Surviving Fund.
(5)	Reflects adjustment for estimated one time merger expense of ($2,584), ($21,320), ($3,685) on Class A, Class B and Class C shares, respectively.
(6)	Reflects net retired shares of (139,400), (1,170,555) and (201,269) of Class A, Class B and Class C, respectively.

ING INDEX PLUS LARGECAP EQUITY FUND II

	Net Assets		Net Asset Value Per Share	Shares Outstanding

IPLCE II
Class A	$5,904,610		$9.87	598,213
Class B	$43,302,845		$9.83	4,406,788
Class C	$8,111,544		$9.89	819,938

The Surviving Fund
Class A	$156,384,264		$18.78	8,328,277
Class B	$23,025,051		$18.60	1,237,742
Class C	$14,194,821		$18.74	757,396
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

Pro Forma – The Surviving Fund (Assuming only IPLCE II’s Reorganization was consummated)
Class A	$162,285,109	(4)	$18.78	8,642,486	(5)
Class B	$66,300,283	(4)	$18.60	3,564,367	(5)
Class C	$22,301,192	(4)	$18.74	1,189,966	(5)
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

Pro Forma – The Surviving Fund (Assuming all Reorganizations were consummated)
Class A(1)	$203,580,629	(2)	$18.78	10,841,395	(3)
Class B	$698,924,552	(2)	$18.60	37,576,425	(3)
Class C	$78,904,955	(2)	$18.74	4,210,445	(3)
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

(1)	Class Q shares of IPLCE and IPLCE IV will merge into Class A of the Surviving Fund.
(2)	Reflects adjustment for estimated one time merger expense of ($26,060), ($373,209), ($35,731) on Class A, Class B and Class C shares, respectively.
(3)	Reflects net retired shares of (2,038,379), (29,152,068) and (2,817,266) of Class A, Class B and Class C, respectively.
(4)	Reflects adjustment for estimated one time merger expense of ($3,765), ($27,613), ($5,173) on Class A, Class B and Class C shares, respectively.
(5)	Reflects net retired shares of (284,004), (2,080,163), and (387,368) of Class A, Class B and Class C, respectively.

ING INDEX PLUS LARGECAP EQUITY FUND III

	Net Assets		Net Asset Value Per Share	Shares Outstanding

IPLCE III
Class A	$4,355,934		$9.60	453,614
Class B	$41,557,798		$9.58	4,337,282
Class C	$5,118,332		$9.65	530,328

The Surviving Fund
Class A	$156,384,264		$18.78	8,328,277
Class B	$23,025,051		$18.60	1,237,742
Class C	$14,194,821		$18.74	757,396
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

Pro Forma – The Surviving Fund (Assuming only IPLCE III’s Reorganization was consummated)
Class A	$160,736,873	(4)	$18.78	8,560,045	(5)
Class B	$64,551,126	(4)	$18.60	3,470,327	(5)
Class C	$19,309,246	(4)	$18.74	1,030,311	(5)
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

Pro Forma – The Surviving Fund (Assuming all Reorganizations were consummated)
Class A(1)	$203,580,629	(2)	$18.78	10,841,395	(3)
Class B	$698,924,552	(2)	$18.60	37,576,425	(3)
Class C	$78,904,955	(2)	$18.74	4,210,445	(3)
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

(1)	Class Q shares of IPLCE and IPLCE IV will merge into Class A of the Surviving Fund.
(2)	Reflects adjustment for estimated one time merger expense of ($26,060), ($373,209), ($35,731) on Class A, Class B and Class C shares, respectively.
(3)	Reflects net retired shares of (2,038,379), (29,152,068) and (2,817,266) of Class A, Class B and Class C, respectively.
(4)	Reflects adjustment for estimated one time merger expense of ($3,325), ($31,723), ($3,907) on Class A, Class B and Class C shares, respectively.
(5)	Reflects net retired shares of (221,846), (2,104,697), and (257,413) of Class A, Class B and Class C, respectively.

ING INDEX PLUS LARGECAP EQUITY FUND IV

	Net Assets		Net Asset Value Per Share	Shares Outstanding

IPLCE IV
Class A	$8,125,505		$10.26	791,721
Class B	$105,580,443		$10.26	10,285,823
Class C	$15,321,610		$10.33	1,482,877
Class Q	$354,574		$10.30	34,436

The Surviving Fund
Class A	$156,384,264		$18.78	8,328,277
Class B	$23,025,051		$18.60	1,237,742
Class C	$14,194,821		$18.74	757,396
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

Pro Forma – The Surviving Fund (Assuming only IPLCE IV’s Reorganization was consummated)
Class A(4)	$164,858,850	(5)	$18.78	8,779,533	(6)
Class B	$128,537,102	(5)	$18.60	6,910,433	(6)
Class C	$29,506,506	(5)	$18.74	1,574,455	(6)
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

Pro Forma – The Surviving Fund (Assuming all Reorganizations were consummated)
Class A(1)	$203,580,629	(2)	$18.78	10,841,395	(3)
Class B	$698,924,552	(2)	$18.60	37,576,425	(3)
Class C	$78,904,955	(2)	$18.74	4,210,445	(3)
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

(1)	Class Q shares of IPLCE and IPLCE IV will merge into Class A of the Surviving Fund.
(2)	Reflects adjustment for estimated one time merger expense of ($26,060), ($373,209), ($35,731) on Class A, Class B and Class C shares, respectively.
(3)	Reflects net retired shares of (2,038,379), (29,152,068) and (2,817,266) of Class A, Class B and Class C, respectively.
(4)	Class Q shares of IPLCE IV will merge into Class A of the Surviving Fund.
(5)	Reflects adjustment for estimated one time merger expense of ($5,493), ($68,392), ($9,925) on Class A, Class B and Class C shares, respectively.
(6)	Reflects net retired shares of (340,465), (4,613,132), and (665,818) of Class A, Class B and Class C, respectively.

ING INDEX PLUS LARGECAP EQUITY FUND V

	Net Assets		Net Asset Value Per Share	Shares Outstanding

IPLCE V
Class A	$11,405,640		$10.44	1,092,884
Class B	$192,748,873		$10.38	18,561,216
Class C	$11,201,860		$10.44	1,073,309

The Surviving Fund
Class A	$156,384,264		$18.78	8,328,277
Class B	$23,025,051		$18.60	1,237,742
Class C	$14,194,821		$18.74	757,396
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

Pro Forma – The Surviving Fund (Assuming only IPLCE V’s Reorganization was consummated)
Class A	$167,785,139	(4)	$18.78	8,935,352	(5)
Class B	$215,693,405	(4)	$18.60	11,596,256	(5)
Class C	$25,392,001	(4)	$18.74	1,354,898	(5)
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

Pro Forma – The Surviving Fund (Assuming all Reorganizations were consummated)
Class A(1)	$203,580,629	(2)	$18.78	10,841,395	(3)
Class B	$698,924,552	(2)	$18.60	37,576,425	(3)
Class C	$78,904,955	(2)	$18.74	4,210,445	(3)
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

(1)	Class Q shares of IPLCE and IPLCE IV will merge into Class A of the Surviving Fund.
(2)	Reflects adjustment for estimated one time merger expense of ($26,060), ($373,209), ($35,731) on Class A, Class B and Class C shares, respectively.
(3)	Reflects net retired shares of (2,038,379), (29,152,068) and (2,817,266) of Class A, Class B and Class C, respectively.
(4)	Reflects adjustment for estimated one time merger expense of ($4,765), ($80,519), ($4,680) on Class A, Class B and Class C shares, respectively.
(5)	Reflects net retired shares of (485,809), (8,202,702), and (475,807) of Class A, Class B and Class C, respectively.

ING INDEX PLUS LARGECAP EQUITY FUND VI

	Net Assets		Net Asset Value Per Share	Shares Outstanding

IPLCE VI
Class A	$9,088,812		$10.53	862,838
Class B	$177,316,255		$10.48	16,917,026
Class C	$13,200,818		$10.55	1,251,682

The Surviving Fund
Class A	$156,384,264		$18.78	8,328,277
Class B	$23,025,051		$18.60	1,237,742
Class C	$14,194,821		$18.74	757,396
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

Pro Forma – The Surviving Fund (Assuming only IPLCE VI’s Reorganization was consummated)
Class A	$165,467,879	(4)	$18.78	8,811,963	(5)
Class B	$200,239,906	(4)	$18.60	10,765,422	(5)
Class C	$27,388,090	(4)	$18.74	1,461,412	(5)
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

Pro Forma – The Surviving Fund (Assuming all Reorganizations were consummated)
Class A(1)	$203,580,629	(2)	$18.78	10,841,395	(3)
Class B	$698,924,552	(2)	$18.60	37,576,425	(3)
Class C	$78,904,955	(2)	$18.74	4,210,445	(3)
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

(1)	Class Q shares of IPLCE and IPLCE IV will merge into Class A of the Surviving Fund.
(2)	Reflects adjustment for estimated one time merger expense of ($26,060), ($373,209), ($35,731) on Class A, Class B and Class C shares, respectively.
(3)	Reflects net retired shares of (2,038,379), (29,152,068) and (2,817,266) of Class A, Class B and Class C, respectively.
(4)	Reflects adjustment for estimated one time merger expense of ($5,197), ($101,400), ($7,549) on Class A, Class B and Class C shares, respectively.
(5)	Reflects net retired shares of (379,152), (7,389,346), and (547,666) of Class A, Class B and Class C, respectively.

ING INDEX PLUS LARGECAP EQUITY FUND VII

	Net Assets		Net Asset Value Per Share	Shares Outstanding

IPLCE VII
Class A	$4,455,284		$10.49	424,889
Class B	$86,620,881		$10.50	8,246,239
Class C	$6,754,343		$10.52	642,306

The Surviving Fund
Class A	$156,384,264		$18.78	8,328,277
Class B	$23,025,051		$18.60	1,237,742
Class C	$14,194,821		$18.74	757,396
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

Pro Forma – The Surviving Fund (Assuming only IPLCE VII’s Reorganization was consummated)
Class A	$160,837,545	(4)	$18.78	8,565,406	(5)
Class B	$109,606,987	(4)	$18.60	5,892,685	(5)
Class C	$20,946,127	(4)	$18.74	1,117,658	(5)
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

Pro Forma – The Surviving Fund (Assuming all Reorganizations were consummated)
Class A(1)	$203,580,629	(2)	$18.78	10,841,395	(3)
Class B	$698,924,552	(2)	$18.60	37,576,425	(3)
Class C	$78,904,955	(2)	$18.74	4,210,445	(3)
Class I	$63,276,858		$18.95	3,339,796
Class O	$87,991,337		$18.83	4,673,347
Class R	$25,124,832		$18.64	1,348,218

(1)	Class Q shares of IPLCE and IPLCE IV will merge into Class A of the Surviving Fund.
(2)	Reflects adjustment for estimated one time merger expense of ($26,060), ($373,209), ($35,731) on Class A, Class B and Class C shares, respectively.
(3)	Reflects net retired shares of (2,038,379), (29,152,068) and (2,817,266) of Class A, Class B and Class C, respectively.
(4)	Reflects adjustment for estimated one time merger expense of ($2,003), ($38,945), ($3,037) on Class A, Class B and Class C shares, respectively.
(5)	Reflects net retired shares of (187,760), (3,591,296), and (282,044) of Class A, Class B and Class C, respectively.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about August 7, 2008.  Shareholders of the Disappearing Funds whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee.  In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.  The Disappearing Funds have retained Computershare Fund Services (the “Solicitor”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies.  The estimated cost of retaining the Solicitor is $[  ].  ING Investments (or an affiliate) will pay for a half of the costs of retaining the solicitor and the other half of the costs will be shared on a pro rata basis among the Disappearing Funds.  Shareholders of the Disappearing Funds may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned.  If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares.  The Solicitor will advise that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote.  Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus.  The Solicitor will then record the shareholder’s instructions on the Proxy Card(s).  Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-888-985-2052.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the respective Disappearing Fund, a written revocation or duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of the Disappearing Funds that may be presented at the Special Meeting.

Voting Rights

As a shareholder of a Disappearing Fund, you are entitled to one vote for each share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of a Disappearing Fund at the close of business on July 7, 2008 (the “Record Date”) will be entitled to be present and give voting instructions for that Disappearing Fund at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, your vote must be received no later than 5:00 p.m. on September 29, 2008.  As of the Record Date, the following shares of beneficial interest of the Disappearing Funds were outstanding and entitled to vote:

IPLCE	Shares Outstanding
Class A
Class B
Class C
Class Q
Total

IPLCE II	Shares Outstanding
Class A
Class B
Class C
Total

IPLCE III	Shares Outstanding
Class A
Class B
Class C
Total

IPLCE IV	Shares Outstanding
Class A
Class B
Class C
Class Q
Total

IPLCE V	Shares Outstanding
Class A
Class B
Class C
Total

IPLCE VI	Shares Outstanding
Class A
Class B
Class C
Total

IPLCE VII	Shares Outstanding
Class A
Class B
Class C
Total

With respect to each Disappearing Fund’s Reorganization, approval of the Reorganization Agreement requires the affirmative vote of the lesser of (a) 67% or more of the voting securities of that Disappearing Fund present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of that Disappearing Fund are present in person or represented by proxy, or (b) more than 50% of the outstanding voting securities of that Disappearing Fund.  The holders of a majority of outstanding shares of a Disappearing Fund present in person or by proxy shall constitute a quorum at any meeting of the shareholders of that Disappearing Fund.  A majority of the shareholders of a Disappearing Fund entitled to vote present in person or by proxy may adjourn the meeting for that Disappearing Fund (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given, unless the adjournment is more than 120 days after the Record Date or, if after the adjournment, a new record date is fixed.  If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be counted for purposes of calculating the vote on any matter.  As a result, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the proposals.

Each Disappearing Fund expects that, before the Special Meeting, broker-dealer firms holding shares of that Disappearing Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, each Disappearing Fund understands that the broker-dealers that are members of the New York Stock Exchange may consider whether the rules of the New York Stock Exchange permit the broker-dealers to vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners.  If permitted, such broker-dealers may so vote.

[To the knowledge of ING Investments, as of July 7, 2008, the officers and Trustees/Directors beneficially owned, as a group, less than 1% of any class of each Fund.]

Appendix F hereto lists the persons that, as of July 7, 2008, owned beneficially or of record 5% or more of the outstanding shares of any class of the Funds.

Other Matters to Come Before the Special Meeting

ING Equity Trust does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

ING Equity Trust is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by a Disappearing Fund’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card(s) is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr. Secretary

August 7, 2008
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

APPENDIX A

List of the Funds’ Registration Statements and Shareholder Reports

	Prospectus	SAI	Annual Report	Semi-Annual Report
The Surviving Fund

ING Index Plus LargeCap Fund	Classes A, B, C Dated September 28, 2007 File No: 33-41694	Dated September 28, 2007 File No: 33-41694	Fiscal Year End: May 31, 2007 File No: 811-6352	Fiscal Period End: November 30, 2007 File No: 811-6352

The Disappearing Funds

ING Index Plus LargeCap Equity Fund (formerly ING Principal Protection Fund)	Classes A, B, C, Q Dated September 28, 2007 File No: 333-56881	Dated September 28, 2007 File No: 333-56881	Fiscal Year End: May 31, 2007 File No: 811-8817	Fiscal Period End: November 30, 2007 File No: 811-8817

ING Index Plus LargeCap Equity Fund II (formerly ING Principal Protection Fund II)	Classes A, B, C Dated September 28, 2007 File No: 333-56881	Dated September 28, 2007 File No: 333-56881	Fiscal Year End: May 31, 2007 File No: 811-8817	Fiscal Period End: November 30, 2007 File No: 811-8817

ING Index Plus LargeCap Equity Fund III (formerly ING Principal Protection Fund III)	Classes A, B, C Dated September 28, 2007 File No: 333-56881	Dated September 28, 2007 File No: 333-56881	Fiscal Year End: May 31, 2007 File No: 811-8817	Fiscal Period End: November 30, 2007 File No: 811-8817

ING Index Plus LargeCap Equity Fund IV (formerly ING Principal Protection Fund IV)	Classes A, B, C, Q Dated October 9, 2007 File No: 333-56881	Dated October 9, 2007 File No: 333-56881	Fiscal Year End: May 31, 2007 File No: 811-8817	Fiscal Period End: November 30, 2007 File No: 811-8817

ING Index Plus LargeCap Equity Fund V (formerly ING Principal Protection Fund V)	Classes A, B, C Dated January 23, 2008 File No: 333-56881	Dated January 23, 2008 File No: 333-56881	Fiscal Year End: May 31, 2007 File No: 811-8817	Fiscal Period End: November 30, 2007 File No: 811-8817

ING Index Plus LargeCap Equity Fund VI (formerly ING Principal Protection Fund VI)	Classes A, B, C Dated April 24, 2008 File No: 333-56881	Dated April 24, 2008 File No: 333-56881	Fiscal Year End: May 31, 2007 File No: 811-8817	Fiscal Period End: November 30, 2007 File No: 811-8817

ING Index Plus LargeCap Equity Fund VII (formerly ING Principal Protection Fund VII)	Classes A, B, C Dated June 27, 2008 File No: 333-56881	Dated June 27, 2008 File No: 333-56881	Fiscal Year End: May 31, 2007 File No: 811-8817	Fiscal Period End: November 30, 2007 File No: 811-8817

A-1

APPENDIX B

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 4th day of June, 2008, by and between ING Series Fund, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Company”), on behalf of its series, ING Index Plus LargeCap Fund (the “Acquiring Fund”), and ING Equity Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Trust”), on behalf of each of the following separate series: (i) ING Index Plus LargeCap Equity Fund; (ii) ING Index Plus LargeCap Equity Fund II; (iii) ING Index Plus LargeCap Equity Fund III; (iv) ING Index Plus LargeCap Equity Fund IV; (v) ING Index Plus LargeCap Equity Fund V; (vi) ING Index Plus LargeCap Equity Fund VI; and (vii) ING Index Plus LargeCap Equity Fund VII (each an “Acquired Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  Each reorganization of an Acquired Fund with and into the Acquiring Fund (each a separate “Reorganization” and collectively, the “Reorganizations”) will consist of the transfer of all of the assets of that Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B and Class C voting shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of that Acquired Fund described in paragraph 1.3, and the distribution of Acquiring Fund Shares to the shareholders of that Acquired Fund in complete liquidation of that Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, each Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and each Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of an Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of that Acquired Fund, by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of an Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of that Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of that Acquired Fund and its shareholders and that the interests of the existing shareholders of that Acquired Fund would not be diluted as a result of this transaction; and

WHEREAS, this Agreement provides for seven Reorganizations, each of which is considered a separate and independent Reorganization; and

WHEREAS, if this Agreement is found to be contrary to law or invalid with respect to any Reorganization, such finding will only be applicable to that Reorganization, and will be of no force or effect on any other Reorganization; and

WHEREAS, failure by any party to carry its obligation(s) under this Agreement with respect to any Reorganization will only be applicable to that Reorganization, and will be of no force or effect on any other Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, with respect to each Reorganization of an Acquired Fund with and into the Acquiring Fund, the Trust, on behalf of that Acquired Fund and the Company, on behalf of the Acquiring Fund, hereto covenant and agree as follows:

1.                                     TRANSFER OF ASSETS OF EACH ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF SUCH ACQUIRED FUND

1.1.                              Subject to the requisite approval of each Acquired Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer all of such Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to such Acquired Fund the number of full and fractional Class A, Class B and Class C Acquiring Fund Shares determined by dividing the value of such Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; (ii) with respect to ING Index LargeCap Equity Fund and ING Index LargeCap Equity Fund IV, to deliver to such Acquired Fund the number of full and fractional Class A Acquiring Fund Shares determined by dividing the value of such Acquired Fund’s net assets with respect to Class Q shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of Class A, computed in the manner and as of the time and date set forth in paragraph 2.2; and (iii) to assume the liabilities of such Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.                              The assets of each Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by such Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of such Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.                              Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume the liabilities of such Acquired Fund set forth in such Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date delivered by the Trust, on behalf of such Acquired Fund, to the Company, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, such Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.                              Immediately after the transfer of assets provided for in paragraph 1.1, each Acquired Fund will: (i) distribute to its shareholders of record with respect to its Class A, Class B and Class C shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, Acquiring Fund Shares of the same class received by such Acquired Fund pursuant to paragraph 1.1; (ii) distribute shareholders of record of Class Q shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, Acquiring Fund Shares of Class A received by such Acquired Fund pursuant to paragraph 1.1(ii); and (iii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of an Acquired Fund’s shares, by the transfer of Acquiring Fund Shares then credited to the account of such Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of such Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (“Acquired Fund Shareholders”).  The aggregate net asset value of Class A, Class B and Class C Acquiring Fund Shares to be so credited to shareholders of Class A, Class B and Class C of each Acquired Fund shall, with respect to each class, be equal to the aggregate net asset value of Acquired Fund shares of that same class owned by such shareholders on the Closing Date.  With respect to ING Index LargeCap Equity Fund and ING Index LargeCap Equity Fund IV, the aggregate net asset value of Class A Acquiring Fund Shares to be so credited to shareholders of Class Q of such Acquired Fund shall be equal to the aggregate net asset value of such Acquired Fund’s shares of Class Q owned by such shareholders on the Closing Date.  All issued and outstanding Class A, Class B and Class C Acquired Fund shares will simultaneously be canceled on the books of such Acquired Fund, although share certificates representing interests in Class A, Class B or Class C shares of such Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3.  With respect to ING Index LargeCap Equity Fund and ING Index LargeCap Equity Fund IV, all issued and outstanding Class Q Acquired Fund shares will simultaneously be canceled on the books of such Acquired Fund, although share certificates representing interests in Class Q shares of such Acquired Fund will represent a number of Class A Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Fund shall not issue certificates representing the Class A, Class B and Class C Acquiring Fund Shares in connection with such exchange.

1.5.                              Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6.                              Any reporting responsibility of an Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of such Acquired Fund.

2.                                     VALUATION

2.1.                              The value of each Acquired Fund’s Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Directors.

2.2.                              The net asset value of a Class A, Class B and Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund’s Board of Directors.

2.3.                              The number of Class A, Class B and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the assets attributable to Class A, Class B and Class C shares of an Acquired Fund shall be determined with respect to each such class by dividing the value of the net assets attributable to the Class A, Class B and Class C shares of such Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.  With respect to ING Index LargeCap Equity Fund and ING Index LargeCap Equity Fund IV, the number of Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the assets attributable to Class Q shares of each Acquired Fund shall be determined by dividing the value of the net assets attributable to the Class Q shares of such Acquired Fund, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class A Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4.                              All computations of value shall be made by each Acquired Fund’s designated record keeping agent and shall be subject to review by the Acquiring Fund’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.                                     CLOSING AND CLOSING DATE

3.1.                              The Closing Date shall be October 18, 2008 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2.                              Each Acquired Fund shall direct the Bank of New York Mellon Corporation, as custodian for such Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  Each

Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by such Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which each Acquired Fund’s Assets are deposited, such Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by each Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.                             Each Acquired Fund shall direct DST Systems, Inc. (the “Transfer Agent”), on behalf of such Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of such Acquired Fund’s shareholders and the number and percentage ownership of outstanding Class A, Class B Class C and Class Q (where applicable) shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to each Acquired Fund that such Acquiring Fund Shares have been credited to such Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.                             In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or an Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust or the Board of Directors of the Company, accurate appraisal of the value of the net assets of the Acquiring Fund or an Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                     REPRESENTATIONS AND WARRANTIES

4.1.                             Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of each Acquired Fund, represents and warrants to the Company as follows:

(a)                      The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                     The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)                      No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)                     The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used since inception to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)                        The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)                     All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h)                     Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)                         The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at May 31, 2007 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)                         Since May 31, 2007, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k)                      On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)                         For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)                   All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of Acquired Fund shares;

(n)                     The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)                     The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)                     The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.                             Except as has been disclosed to the Trust, on behalf of the applicable Acquired Fund, in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Fund, represents and warrants to the Trust as follows:

(a)                      The Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                     The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c)                      No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)                     The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Trust, on behalf of the Acquired Fund, has received notice and necessary documentation at or prior to the Closing;

(f)                        The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)                     Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business.  The Company, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)                     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at May 31, 2007 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Trust, on behalf of the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)                         Since May 31, 2007, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by Trust, on behalf of the Acquired Fund (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j)                         On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)                      For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)                         All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)                   The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)                     The Class A, Class B and Class C Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of such Acquired Fund’s shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o)                     The information to be furnished by the Company for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)                     That insofar as it relates to the Acquiring Fund, the Registration Statement relating to Acquiring Fund Shares issuable hereunder, and the proxy materials with respect to the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                     COVENANTS OF THE ACQUIRING FUND AND EACH ACQUIRED FUND

5.1.                              The Acquiring Fund and each Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.                              Each Acquired Fund will call a meeting of the shareholders of such Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.                              Each Acquired Fund covenants that the Class A, Class B and Class C Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.                              Each Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of such Acquired Fund’s shares.

5.5.                              Subject to the provisions of this Agreement, the Acquiring Fund and each Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.                              Each Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of such Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.                              As soon as is reasonably practicable after the Closing, each Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B and Class C Acquiring Fund Shares received at the Closing.

5.8.                              The Acquiring Fund and each Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.                              The Trust, on behalf of each Acquired Fund, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s title to and possession of Acquiring Fund Shares to be delivered hereunder with respect to each Acquired Fund, and (b) the Company’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.                        The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                     CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED FUND

The obligations of the Trust, on behalf of each Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’ election, to the performance by the Company, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.                              All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.                              The Company shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Trust shall reasonably request;

6.3.                              The Company, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.                              Each Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, Class B and Class C Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Company, on behalf of the Acquiring Fund, to complete the transactions provided for herein with respect to an Acquired Fund shall be subject, at the Company’s election, to the performance by the Trust, on behalf of such Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.                              All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.                              The Trust shall have delivered to the Company a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3.                              The Trust shall have delivered to the Company on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request;

7.4.                              The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.                              The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, Class B and Class C Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.                              The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                     FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND EACH ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of an Acquired Fund, or the Company, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to that Acquired Fund.  However, the failure of any of the conditions set forth in this Agreement to be satisfied with respect to any Acquired Fund shall not prevent the execution of the Agreement with respect to any other Acquired Fund:

8.1.                              The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Company.  Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the conditions set forth in this paragraph 8.1;

8.2.                              On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein in each case, as applicable to the specific Reorganization;

8.3.                              All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.                              The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.                              The parties shall have received the opinion of Dechert LLP addressed to the Trust and the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust and the Company.  Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the condition set forth in this paragraph 8.5.

9.                                     BROKERAGE FEES AND EXPENSES

9.1.                              The Trust, on behalf of each Acquired Fund, and the Company, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2                               The investment adviser to the Acquiring Fund (or an affiliate of the investment adviser) with pay for a half of the expenses relating to the proposed Reorganizations, and the other half of the expenses will be shared on a pro rata basis among the Acquired Funds.  The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and each Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                              ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.                        The Trust and the Company agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.                        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.                              TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party with respect to any Acquired Fund by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before March 31, 2009, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement with respect to such Acquired Fund or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void with respect to such Acquired Fund and there shall be no liability hereunder on the part of any party or their respective Trustees or Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                              AMENDMENTS

This Agreement may be amended, modified or supplemented with respect to any Acquired Fund in such manner as may be deemed necessary or advisable by the authorized officers of the Trust and the Company; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B and Class C Acquiring Fund Shares to be issued to such Acquired Fund’s shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                              NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Series Fund, Inc.
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
Attn: Huey P. Falgout, Jr.

With a copy to:
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, MA 02109
Attn: Philip H. Newman

ING Equity Trust
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
Attn: Huey P. Falgout, Jr.

With a copy to:
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Attn: Jeffrey S. Puretz.

14.                              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.                        This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

14.4.                        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.                        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of each Acquired Fund or the Acquiring Fund, as provided in the Declaration of Trust of the Trust or the Articles of Incorporation of the Company, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING EQUITY TRUST, on behalf each of the following separate series: (i) ING Index Plus LargeCap Equity Fund; (ii) ING Index Plus LargeCap Equity Fund II; (iii) ING Index Plus LargeCap Equity Fund III; (iv) ING Index Plus LargeCap Equity Fund IV; (v) ING Index Plus LargeCap Equity Fund V; (vi) ING Index Plus LargeCap Equity Fund VI; and (vii) ING Index Plus LargeCap Equity Fund VII

By:	/s/Todd Modic
Name:	Todd Modic
Title:	Senior Vice President

ING SERIES FUND, INC., on behalf of its
ING Index Plus LargeCap Fund series

By:	/s/Todd Modic
Name:	Todd Modic
Title:	Senior Vice President

APPENDIX C

The Disappearing Funds’ Timeline

Disappearing Funds	Offering Period Starts	Guarantee Period Starts	Guarantee Period Ends (Maturity) and Index Plus LargeCap Period Starts
ING Index Plus LargeCap Equity Fund (formerly ING Principal Protection Fund)	7/5/2001	10/12/2001	10/11/2006

ING Index Plus LargeCap Equity Fund II (formerly ING Principal Protection Fund II)	11/5/2001	2/1/2002	1/31/2007

ING Index Plus LargeCap Equity Fund III (formerly ING Principal Protection Fund III)	3/1/2002	6/6/2002	6/5/2007

ING Index Plus LargeCap Equity Fund IV (formerly ING Principal Protection Fund IV)	7/1/2002	10/8/2002	10/8/2007

ING Index Plus LargeCap Equity Fund V (formerly ING Principal Protection Fund V)	11/1/2002	1/23/2003	1/22/2008

ING Index Plus LargeCap Equity Fund VI (formerly ING Principal Protection Fund VI)	2/3/2003	4/24/2003	4/22/2008

ING Index Plus LargeCap Equity Fund VII (formerly ING Principal Protection Fund VII)	5/1/2003	6/30/2003	6/26/2008

C-1

APPENDIX D

ADDITIONAL INFORMATION REGARDING ING INDEX PLUS LARGECAP FUND

ING Purchase Options™

This Proxy Statement/Prospectus relates to three separate classes of shares: Class A, Class B and Class C of the Surviving Fund.  The Surviving Fund also offers Class I, Class O and Class R shares.  Class I, Class O and Class R shares are not offered in this prospectus.

As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of the Surviving Fund shares that will be issued to you in the Reorganization(s) will be the same as those that apply to each of shares of each of the Disappearing Funds held by you immediately prior to the Reorganization, and the period that you held shares of the Disappearing Fund(s) will be included in the holding period of the Surviving Fund shares for purposes of calculating any contingent deferred sales charges and determining any conversion rights.  Purchases of the shares of the Surviving Fund after the Reorganization(s) will be subject to the sales load structure and conversion rights discussed below.

	Class A		Class B(1)		Class C
Maximum Initial Sales Charge on Purchases	3.00	%(2)	None		None
Contingent Deferred Sales Charge (“CDSC”)	None	(3)	5.00	%(4)	1.00	%(5)
Annual Distribution (12b-1) and Service Fees (6)	0.25%		1.00%		1.00%
Maximum Purchase	Unlimited		$100,000		$1,000,000
Automatic Conversion to Class A	N/A		8 Years	(7)	N/A

(1)

Class B shares of the Surviving Fund are closed to new investments, provided that (1) Class B shares of the Surviving Fund may be purchased through the reinvestment of dividends issued by the Surviving Fund; and (2) subject to the terms and conditions of relevant exchange privileges and if permitted under their respective prospectuses, Class B shares of the Surviving Fund may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex.

(2)	Reduced for purchases of $50,000 and over.

(3)

For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares that were purchased without an initial sales charge. See “Sales Charge Calculation – Class A” on page D-3 of this Appendix D.

(4)	Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See “Sales Charge Calculation – Class B and Class C” on page D-4 of this Appendix D.

(5)	Imposed upon redemption within 1 year from purchase. See “Sales Charge Calculation – Class B and Class C” on page D-4 of this Appendix D.

(6)	Annual asset-based distribution charge.

(7)

Class B shares of the Surviving Fund issued to shareholders of the Disappearing Fund(s) in the Reorganization(s) will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of the Disappearing Fund(s).

When choosing between classes, you should carefully consider:

•                 How long you plan to hold shares of the Surviving Fund;

•                 The amount of your investment;

•                 The expenses you’ll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and

•                 Whether you qualify for any sales charge discounts.

The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held.  Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value (“NAV”) than Class A shares.

Class B shares are not intended for purchase in excess of $100,000 and Class C shares are not intended for purchase in excess of $1,000,000.  Purchase orders from an individual investor for Class B shares in excess of $100,000 and for Class C shares in excess of $1,000,000 will be declined.

Because the Surviving Fund may not be able to identify an individual investor’s trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares does not exceed the maximum of $100,000 and your investment in Class C shares does not exceed $1,000,000.  The Surviving Fund cannot ensure that they will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount.  When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the appropriate share class for you.

You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled.  As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts.  The Surviving Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount.  In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Surviving Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated.  The SAI of the Surviving Fund discusses specific classes of investors who may be eligible for a reduced sales charge.  In addition, more information regarding sales charges and applicable breakpoints may be found on the Surviving Fund’s website by going to www.ingfunds.com, clicking on the “Fund Information” link, and then using the “Shareholder Guides” link found under the “Related Topics” section and selecting the appropriate Fund link.  Please review the disclosure about all of the available Fund classes carefully.  Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.

Distribution and Shareholder Servicing Fees

To pay for the cost of promoting the Surviving Fund and servicing your shareholder account, Class A, Class B and Class C shares of the Surviving Fund have adopted a Rule 12b-1 plan, which requires distribution and shareholder service fees to be paid out of the assets of each class.  Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment and cost you more than paying other types of sales charges.

How ING Compensates Intermediaries for Selling Mutual Funds

ING mutual funds, including the Surviving Fund, are distributed by the ING Funds Distributor, LLC (“Distributor”).  The Distributor is a broker-dealer that is licensed to sell securities.  The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers.  Each ING mutual fund also has an investment adviser (“Adviser”) which is responsible for managing the money invested in each of the mutual funds.  Both of these entities (collectively, “ING”) may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the Financial Industry Regulatory Authority (“FINRA”) as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you.  The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund.  Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING.  They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

ING Investments, LLC, the Surviving Fund’s adviser (the “Adviser”), or the Distributor, out of its own resources and without additional cost to the Surviving Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Surviving Fund, including affiliates of the Adviser and the Distributor.  These amounts would be in addition to the distribution payments made by the Surviving Fund under the distribution agreements.  The payments made under these arrangements are paid by the Adviser or the Distributor.  Additionally, since the Surviving Fund is sub-advised by ING Investment Management Co. (the “Sub-Adviser”), an ING entity, ING may retain more revenue than if the Surviving Fund was sub-advised by a non-affiliated entity.  Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions, including affiliated entities.  These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in ING mutual funds; or (2) a percentage of that entity’s gross sales; or (3) some combination of these payments.  These payments may, depending on the broker-dealer’s satisfaction of the required conditions, be periodic and may be up to (1) 0.30% per annum of the value of a fund’s shares held by the broker-dealer’s customers or (2) 0.20% of the value of a fund’s shares sold by the broker-dealer during a particular period.  In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets.  If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.

The Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling ING mutual funds, including affiliated companies.  This may take the form of cash incentives and non-cash compensation, and may include but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns.  The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers.  Sub-advisers of an ING mutual fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds.  Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell.  What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms we paid to sell our mutual funds, as of the end of the December 31, 2007 are A.G. Edwards & Sons, Inc.; Bear Stearns Securities Corp; Charles Schwab & Co; Citigroup Global Markets; Directed Services LLC; Financial Network Investment; First Clearing, LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.; ING Financial Advisors; ING Life Insurance and Annuity Company; Linsco Private Ledger Financial; Merrill Lynch; MS & Co. (“Morgan Stanley”); Multi Financial Securities; National Financial Services Corp; Oppenheimer & Co.; Pershing, LLC; Primevest Financial Services, Inc.; Prudential Investment Management Services; Raymond James Financial Services; RBC Dain Rauscher, Inc.; UBS Financial Services, Inc.; Wachovia Securities; and Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive.  Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

Sales Charge Calculation

Class A: Initial Sales Charge Alternative

Class A shares of the Surviving Fund are sold subject to the following charge:

Your Investment	As a% of the Offering Price(1)	As a% of net amount invested
Less than $50,000	3.00%	3.09%
$50,000 – $99,999	2.50%	2.56%
$100,000 – $249,999	2.00%	2.04%
$250,000 – $499,999	1.50%	1.52%
$500,000 – $999,999	1.00%	1.01%
$1,000,000 and over	See below

(1)                    The term “offering price” includes the front-end sales charge.

Investment of $1 Million of More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more.  However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

Your Investment	CDSC	Period During Which CDSC Applies
$1,000,000 - $2,499,999	1.00%	2 years
$2,500,000 - $4,999,999	0.50%	1 year
$5,000,000 and over	0.25%	1 year

Class B and Class C

Class B and Class C shares are offered at their NAV per share without any initial sales charge.  However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them.  The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption.  The CDSCs are as follows:

Class B Shares: Deferred Sales Charge Alternative

Year of Redemption After Purchase	CDSC
First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
After Sixth Year	None

Class C Shares Deferred Sales Charge

Years After Purchase	CDSC on Shares Being Sold
1st Year	0.75%
After 1st Year	None

To keep your CDSC as low as possible, each time you place a request to redeem shares the Surviving Fund will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

Sales Charge Reductions and Waivers

REDUCED OR WAIVED FRONT-END SALES CHARGES.  You may reduce the initial sales charge on a purchase of Class A shares of the Surviving Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

•                 LETTER OF INTENT - lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once.

•                 RIGHTS OF ACCUMULATION - lets you add the value of shares of any open-end ING fund (excluding ING Money Market Fund and ING Classic Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

•                 COMBINATION PRIVILEGE - shares held by investors in the ING funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV.  This may be done by:

•                 REINSTATEMENT PRIVILEGE - If you sell Class A shares of the Surviving Fund (or shares of other ING Funds managed by ING Investments, LLC) and reinvest any of the proceeds in Class A shares of another ING fund within 90 days.  For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative, or see the SAI; or

•                 PURCHASES BY CERTAIN ACCOUNTS - Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker dealers and other financial intermediaries.

See the Account Application or the SAI of the Surviving Fund for details, or contact your investment professional or a Shareholder Services Representative for more information.

CDSC WAIVERS.  If you notify the Transfer Agent at the time of redemption, the CDSC for each class will be waived in the following cases:

•                 Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability.  The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•                 For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder’s account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

•                 Mandatory distributions from an employer sponsored tax-deferred retirement plan or an Individual Retirement Account (“IRA”).

•                 Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.

REINSTATEMENT PRIVILEGE.  If you sell Class A, Class B or Class C shares of the Surviving Fund, you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale.  Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC.  This privilege can be used only once per calendar year.  If you want to use the Reinstatement Privilege, contact your investment professional or a Shareholder Services Representative, or see the SAI of the Surviving Fund for more information.

Purchase of Shares

The minimum initial investment amounts for the Surviving Funds are as follows:

•                 Non-retirement accounts: $1,000

•                 Retirement accounts: $250

•                 Pre-Authorized Investment Plan: $1,000 to open; you must invest at least $100 a month.

•                 Certain omnibus accounts (accounts of investors who purchase fund shares through certain financial intermediaries where the share holdings are held in the name of the financial intermediary): $250

•                 There are no investment minimums for any subsequent purchases.

The Surviving Fund and the Distributor reserve the right to reject any purchase order.  Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.  The Surviving Fund and the Distributor reserve the right to waive minimum investment amounts.  Waiver of the minimum investment amount can increase operating expenses of the Surviving Fund.  The Surviving Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

Customer Identification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Surviving Fund, the Distributor, or a third-party selling you the Surviving Fund must obtain the following information for each person that opens an account:

•                 Name;

•                 Date of birth (for individuals);

•                 Physical residential address (although post office boxes are still permitted for mailing); and

•                 Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database.  Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE SURVIVING FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.  THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

Frequent Trading - Market Timing

The Surviving Fund is intended for long-term investment and not as short-term trading vehicles.  Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Surviving Fund.  The Surviving Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder’s or retirement plan participant’s intermediary, that the Surviving Fund determines not to be in the best interest of the Surviving Fund.

The Surviving Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Surviving Fund or its shareholders.  Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner.  Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs.  This in turn can have an adverse effect on Fund performance.

ING funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading.  If an event occurring after the close of a foreign market, but before the time a fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the ING funds based on such pricing discrepancies.  This is often referred to as “price arbitrage.”  Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities.  For example, if trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, ING funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage.  ING funds have adopted fair valuation policies and procedures intended to reduce the funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a fund’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of fund shares, which negatively affects long-term shareholders.

The Surviving Fund’s Board of Directors (“Board”) has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Surviving Fund.  Consistent with this policy, the Surviving Fund monitors trading activity.  Shareholders may make exchanges among their accounts with ING funds 4 times each year.  All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes.  Subsequent transactions may not be effected within 30 days of the last transaction.  In addition, purchase and sale transactions that are the functional equivalent of exchanges will be included in these limits.  On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed.  The Surviving Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if after consultation with appropriate compliance personnel they conclude that such trading is nevertheless abusive or adverse to the interests of long-term shareholders.  The Surviving Fund also reserves the right to modify the frequent trading - market timing policy at any time without prior notice, depending on the needs of the Surviving Fund and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, the Surviving Fund reserves the right to take any necessary action to deter such activity.  Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Surviving Fund’s frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Surviving Fund will occur.  Moreover, in enforcing such restrictions, the Surviving Fund is often required to make decisions that are inherently subjective.  The Surviving Fund strives to make these decisions to the best of their abilities in a manner that they believe is in the best interest of shareholders.

Shareholders may invest in the Surviving Fund through omnibus account arrangements with financial intermediaries.  Such intermediaries include broker-dealers, banks, investment advisers, recordkeepers, retirement plans, variable insurance products, trusts and fee-based program accounts.  Omnibus accounts generally do not identify customers’ trading activity on an individual basis.  The ability of the Surviving Fund to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries therefore is severely limited.  Consequently, the Surviving Funds must rely on the financial intermediary to monitor frequent, short-term trading within the Surviving Fund by the financial intermediary’s customers.  The Surviving Fund seeks assurances from the financial intermediary that it has procedures adequate to monitor and address frequent, short-term trading.  There is, however, no guarantee that the Surviving Fund will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity.  The Surviving Fund seeks to implement the policies and procedures described above through instructions to the Surviving Fund’s administrator, ING Funds Services, LLC.

Retirement Plans

The Surviving Fund has available prototype qualified retirement plans for corporations and for self-employed individuals.  They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations.  State Street Bank and Trust Company (“SSB”) acts as the custodian under these plans.  For further information, contact a Shareholder Services Representative at (800) 992-0180.  SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

How to Redeem Shares

Shares of the Surviving Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.  Under unusual circumstances, the Surviving Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.  Your account must have a current value of at least $10,000.  Minimum withdrawal amount is $100.  You may choose from monthly, quarterly, semi-annual or annual payments.  For additional information, contact a Shareholder Services Representative, or refer to the Account Application or the SAI of the Surviving Fund.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order.  The Surviving Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the Security and Exchange Commission (the “SEC”).  When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Surviving Fund will not release the proceeds until your purchase payment clears.  This may take up to 15 days or more.  To reduce such delay, purchases should be made by bank wire or federal funds.

The Surviving Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Surviving Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price.  In such case, the Surviving Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.  An investor may incur brokerage costs in converting such securities to cash.

Net Asset Value

The NAV per share for each class of the Surviving Fund is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  The Surviving Fund is open for business every day the NYSE is open.  The NYSE is closed on all weekends and on all national holidays and Good Friday.  Fund shares will not be priced on those days.  The NAV per share of each class of the Surviving Fund is calculated by taking the value of the Surviving Fund’s assets attributable to that class, subtracting the Surviving Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Surviving Funds will generally be valued at the latest NAV reported by that investment company.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.  Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Surviving Fund’s NAV is not calculated.  As a result, the NAV of the Surviving Fund may change on days when shareholders will not be able to purchase or redeem the Surviving Fund’s shares.

When market quotations are not available or are deemed unreliable, the Surviving Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Surviving Fund’s Board of Directors.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                 Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                 Securities of an issuer that has entered into a restructuring;

•                 Securities whose trading has been halted or suspended;

•                 Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•                 Securities that are restricted as to transfer or resale.

The Surviving Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Surviving Fund’s Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  The Adviser makes such determinations in good faith in accordance with procedures adopted by the Surviving Fund’s Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  There can be no assurance that the Surviving Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Surviving Fund determines its NAV per share.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge.  When you sell shares, you receive the NAV minus any applicable CDSC.  Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor.  A purchase order will be deemed to be in proper form when all of the required steps set forth above under “How to Purchase Shares” have been completed.  If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received.

If you purchase by wire, you must submit an application form in a timely fashion.  If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day.  For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account.  You may rely on these confirmations in lieu of certificates as evidence of your ownership.  Certificates representing shares of the Surviving Fund will not be issued unless you request them in writing.

Telephone Orders

The Surviving Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine.  The Surviving Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine.  These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions.  If the Surviving Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of an ING fund for shares of the same class of any other ING fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge.  However, for Class A shares of ING Money Market Fund and ING Classic Money Market Fund, for which no sales charge was paid, you must pay the applicable sales load on an exchange into Class A shares of another fund.  Shares subject to a CDSC will continue to age from the date that the original shares were purchased.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING fund into which they are being exchanged.  Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited.  ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional.  To provide a measure of liquidity, the ING Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares.  If more than 5% of ING Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month.  You also would not have liquidity between these monthly repurchase dates.  Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that fund.  Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

In addition to the Surviving Fund available in this Proxy Statement/Prospectus, the Distributor offers many other funds.  Shareholders exercising the exchange privilege with any ING fund should carefully review the prospectus of that fund before exchanging their shares.  Investors may obtain a copy of a prospectus of any ING fund not discussed in this Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.  The Surviving Fund may change or cancel its exchange policies at any time, upon 60 days’ prior written notice to shareholders.

CDSC on Exchange Into ING Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from the Surviving Fund described in this Proxy Statement/Prospectus into ING Senior Income Fund.  However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by the Surviving Fund, the Surviving Fund’s CDSC will apply.  After an exchange into ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in the Surviving Fund.

Systematic Exchange Privilege

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING fund, except for ING Corporate Leaders Trust Fund.  This exchange privilege may be modified at any time or terminated upon 60 days’ prior written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, the Surviving Fund reserves the right upon 30 days’ prior written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum.  Before the Surviving Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed.  Your account will not be closed if its drop in value is due to Fund performance.

Account Access

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1.  Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

Privacy Policy

The Surviving Fund has adopted a policy concerning investor privacy.  To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy promise that accompanies this Proxy Statement/Prospectus.

Householding

To reduce expenses, we may mail only one copy of the Surviving Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional.  We will begin sending you individual copies thirty days after receiving your request.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Surviving Fund’s portfolio securities is available in the SAI of the Surviving Fund.  The Surviving Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter.

The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Surviving Fund will post the quarter ending June 30 holdings on August 1).  The Surviving Fund’s portfolio holdings schedule will, at a minimum, remain available on the Surviving Fund’s website until the Surviving Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.  The Surviving Fund’s website is located at www.ingfunds.com.

Management of The Surviving Fund

ADVISER

ING Investments, LLC (as previously defined, the “Adviser”), an Arizona limited liability company, serves as the investment adviser to the Surviving Fund.  ING Investments has overall responsibility for the management of the Surviving Fund.  ING Investments provides or oversees all investment advisory and portfolio management services for the Surviving Fund.

ING Investments is registered with the SEC as an investment adviser.  ING Investments is an indirect, wholly-owned subsidiary of ING Groep.  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.  ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of June 30, 2007, ING Investments managed approximately $54.6 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Surviving Fund.  For the fiscal year ended May 31, 2008, the Surviving Fund paid ING Investments the aggregate annual management fees of [0.45%] as of the Surviving Fund’s average daily net assets.

Sub-Adviser

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Surviving Fund’s portfolio.  The sub-adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles.  ING Investments is responsible for monitoring the investment program and performance of each sub-adviser.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Surviving Fund’s Board of Directors.  In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Surviving Fund.

ING Investments acts as a “manager-of-managers” for the Surviving Fund.  ING Investments delegates to the sub-Adviser of the Surviving Fund the responsibility for investment management subject to ING Investments oversight.  ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Surviving Fund. From time to time, ING Investments may recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Surviving Fund’s Board.  It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities.  The Surviving Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Surviving Fund’s Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the Surviving Fund’s shareholders.  The Surviving Fund will notify shareholders of any change in the identity of a sub-adviser of the Surviving Fund or the addition of a sub-adviser to the Surviving Fund.  In this event, the name of the Surviving Fund and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either ING Investments or the Surviving Fund’s Board.  In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Surviving Fund.

ING Investment Management Co. (“ING IM” or as previously defined, the “Sub-Adviser”), a Connecticut corporation, serves as the Sub-Adviser to the Surviving Fund.  ING IM is responsible for managing the assets of the Surviving Fund in accordance with the Surviving Fund’s investment objective and policies, subject to oversight by ING Investments and the Surviving Fund’s Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser.  ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.  The principal address of ING IM is 230 Park Avenue, New York, NY 10169.  Prior to March 31, 2002, ING IM served as investment adviser to the Surviving Fund.

The following individuals jointly share responsibility for the day-to-day management of the Surviving Fund:

Omar Aguilar, Ph.D., Portfolio Manager, has co-managed the Surviving Fund since December 2005. Dr.  Aguilar has been with ING IM since July 2004 and is Head of Quantitative Equity Research.  Dr. Aguilar served as head of Lehman Brothers’ quantitative research for their alternative investment management business since 2002.  Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Managers since 1999.

Vincent Costa, Portfolio Manager, has co-managed the Surviving Fund since May 2006.  He joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm’s Quantitative Investment strategies.

The Surviving Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Surviving Fund.

Dividends, Distributions and Taxes

The Surviving Fund generally distributes most or all of their net earnings in the form of dividends and capital gain distributions.  The Surviving Fund pays dividends and distributes capital gains, if any, annually.

Unless you instruct the Surviving Fund to pay you dividends in cash, dividends and distributions paid by the Surviving Fund will be reinvested in additional shares of the Surviving Fund.  You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, Class B or Class C shares of the Surviving Fund invested in another ING fund that offers the same class of shares.

The following information is meant as a general summary for U.S. shareholders.  Please see the Surviving Fund’s SAI for additional information.  You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Surviving Fund.

The Surviving Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year.  Although the Surviving Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.  A particular distribution generally will be taxable as either ordinary income or long-term capital gains.  Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares.  For example, if the Surviving Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.  Dividends attributable to interest income are not eligible for the reductions in rates described below.

Current tax law (which is currently scheduled to apply through 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock.  Although, these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the Surviving Fund.

The following are guidelines for how certain distributions by the Surviving Fund are generally taxed to individual taxpayers:

•                 Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•                 Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•                 A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•                 Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.  You will receive an annual statement summarizing your dividend and capital gains distributions.  If you buy shares of a Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account.  These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares.  You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares.  If you exchange shares, you may be treated as if you sold them.  If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Surviving Fund.  Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares.  Additionally, any loss realized on a sale, redemption or exchange of shares of the Surviving Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Surviving Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Surviving Fund.  If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.  You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Surviving Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Surviving Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against your U.S. federal income tax liability.

Please see the Surviving Fund’s SAI for further information regarding tax matters.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Surviving Fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended November 30, 2007.

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2007		2007		2006		2005	2004	2003
	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$19.53		16.17		15.21		14.19	12.27	13.68
Income (loss) from investment operations:
Net investment income	$0.10	*	0.16	*	0.14	*	0.16	0.10	0.10
Net realized and unrealized gain (loss) on investments and futures	$(0.85)		3.36		0.95		1.02	1.91	(1.40)
Total from investment operations	$(0.75)		3.52		1.09		1.18	2.01	(1.30)
Less distributions from:
Net investment income	$—		0.16		0.13		0.16	0.09	0.11
Total distributions	$—		0.16		0.13		0.16	0.09	0.11
Net asset value, end of period	$18.78		19.53		16.17		15.21	14.19	12.27
Total Return (1)%	(3.84)		21.86		7.14		8.33	16.40	(9.48)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$156,384		207,710		217,766		259,323	265,436	207,230
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment (3)%	1.05		0.98		0.95		0.93	0.93	0.97
Net expenses after expense reimbursement/recoupment (2)(3)%	0.95	†	0.95	†	0.95		0.93	0.94	0.95
Net investment income after expense reimbursement/recoupment (2)(3)%	1.08	†	0.93	†	0.89		1.08	0.76	0.88
Portfolio turnover rate %	62		109		133		78	79	112

	Class B
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2007		2007		2006		2005	2004	2003
	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$19.42		16.07		15.12		14.11	12.21	13.59
Income (loss) from investment operations:
Net investment income (loss)	$0.030	*	0.03	*	0.03		0.05	(0.01)	0.02
Net realized and unrealized gain (loss) on investments and futures	$(0.85)		3.34		0.93		1.00	1.92	(1.40)
Total from investment operations	$(0.82)		3.37		0.96		1.05	1.91	(1.38)
Less distributions from:
Net investment income	$—		0.02		0.01		0.04	0.01	0.00 **
Total distributions	$—		0.02		0.01		0.04	0.01	0.00 **
Net asset value, end of period	$18.60		19.42		16.07		15.12	14.11	12.21
Total Return (1)%	(4.22)		20.97		6.33		7.45	15.61	(10.14)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$23,025		30,137		33,911		37,706	37,382	24,228
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment (3)%	1.80		1.73		1.70		1.68	1.68	1.72
Net expenses after expense reimbursement/recoupment (2)(3)%	1.70	†	1.70	†	1.70		1.68	1.69	1.70
Net investment income (loss) after expense reimbursement/recoupment (2)(3)%	0.34	†	0.17	†	0.14		0.34	(0.01)	0.13
Portfolio turnover rate %	62		109		133		78	79	112

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(2)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(3)	Annualized for periods less than one year.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2007		2007		2006	2005	2004	2003
	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$19.54		16.18		15.22	14.19	12.27	13.64
Income (loss) from investment operations:
Net investment income (loss)	$0.06	*	0.08		0.07	0.10	0.03	0.05
Net realized and unrealized gain (loss) on investments and futures	$(0.86)		3.36		0.93	1.00	1.91	(1.40)
Total from investment operations	$(0.80)		3.44		1.00	1.10	1.94	(1.35)
Less distributions from:
Net investment income	$—		0.08		0.04	0.07	0.02	0.02
Total distributions	$—		0.08		0.04	0.07	0.02	0.02
Net asset value, end of period	$18.74		19.54		16.18	15.22	14.19	12.27
Total Return (1)%	(4.09)		21.27		6.59	7.77	15.86	(9.88)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$14,195		16,607		15,113	17,146	18,846	16,434
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment (3)%	1.55		1.48		1.45	1.43	1.43	1.45
Net expenses after expense reimbursement/recoupment (2)(3)%	1.45	†	1.45	†	1.45	1.43	1.44	1.45
Net investment income after expense reimbursement/recoupment (2)(3)%	0.61	†	0.43	†	0.39	0.58	0.25	0.37
Portfolio turnover rate %	62		109		133	78	79	112

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(2)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(3)	Annualized for periods less than one year.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio.

*	Calculated using average number of shares outstanding throughout the period.

APPENDIX E

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of July 7, 2008:

ING INDEX PLUS LARGECAP EQUITY FUND

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

ING INDEX PLUS LARGECAP EQUITY FUND II

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

ING INDEX PLUS LARGECAP EQUITY FUND III

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

ING INDEX PLUS LARGECAP EQUITY FUND IV

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

ING INDEX PLUS LARGECAP EQUITY FUND V

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

E-1

ING INDEX PLUS LARGECAP EQUITY FUND VI

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

ING INDEX PLUS LARGECAP EQUITY FUND VI

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

ING INDEX PLUS LARGECAP FUND

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

(*)         On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on July 7, 2008.

E-2

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

Vote by Phone: Call toll free [1-888-XXX-XXXX] and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-screen instructions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

ING EQUITY TRUST

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 30, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING Index Plus LargeCap Equity Fund

The undersigned hereby instructs Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them (“Proxies”), with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on September 30, 2008 at 10:00a.m., local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.          To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING Equity Trust, on behalf of ING Index Plus LargeCap Equity Fund, and ING Series Fund, Inc., on behalf of ING Index Plus LargeCap Fund, providing for the reorganization of ING Index Plus LargeCap Equity Fund with and into ING Index Plus LargeCap Fund.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

Vote by Phone: Call toll free [1-888-XXX-XXXX] and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-screen instructions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

ING EQUITY TRUST

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 30, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING Index Plus LargeCap Equity Fund II

The undersigned hereby instructs Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them (“Proxies”), with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on September 30, 2008 at 10:00a.m., local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.         To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING Equity Trust, on behalf of ING Index Plus LargeCap Equity Fund II, and ING Series Fund, Inc., on behalf of ING Index Plus LargeCap Fund, providing for the reorganization of ING Index Plus LargeCap Equity Fund II with and into ING Index Plus LargeCap Fund.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

Vote by Phone: Call toll free [1-888-XXX-XXXX] and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-screen instructions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

ING EQUITY TRUST

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 30, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING Index Plus LargeCap Equity Fund III

The undersigned hereby instructs Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them (“Proxies”), with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on September 30, 2008 at 10:00a.m., local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.         To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING Equity Trust, on behalf of ING Index Plus LargeCap Equity Fund III, and ING Series Fund, Inc., on behalf of ING Index Plus LargeCap Fund, providing for the reorganization of ING Index Plus LargeCap Equity Fund III with and into ING Index Plus LargeCap Fund.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

Vote by Phone: Call toll free [1-888-XXX-XXXX] and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-screen instructions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

ING EQUITY TRUST

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 30, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING Index Plus LargeCap Equity Fund IV

The undersigned hereby instructs Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them (“Proxies”), with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on September 30, 2008 at 10:00a.m., local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.         To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING Equity Trust, on behalf of ING Index Plus LargeCap Equity Fund IV, and ING Series Fund, Inc., on behalf of ING Index Plus LargeCap Fund, providing for the reorganization of ING Index Plus LargeCap Equity Fund IV with and into ING Index Plus LargeCap Fund.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

Vote by Phone: Call toll free [1-888-XXX-XXXX] and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-screen instructions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

ING EQUITY TRUST

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 30, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING Index Plus LargeCap Equity Fund V

The undersigned hereby instructs Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them (“Proxies”), with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on September 30, 2008 at 10:00a.m., local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.         To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING Equity Trust, on behalf of ING Index Plus LargeCap Equity Fund V, and ING Series Fund, Inc., on behalf of ING Index Plus LargeCap Fund, providing for the reorganization of ING Index Plus LargeCap Equity Fund V with and into ING Index Plus LargeCap Fund.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

Vote by Phone: Call toll free [1-888-XXX-XXXX] and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-screen instructions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

ING EQUITY TRUST

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 30, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING Index Plus LargeCap Equity Fund VI

The undersigned hereby instructs Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them (“Proxies”), with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on September 30, 2008 at 10:00a.m., local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.         To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING Equity Trust, on behalf of ING Index Plus LargeCap Equity Fund VI, and ING Series Fund, Inc., on behalf of ING Index Plus LargeCap Fund, providing for the reorganization of ING Index Plus LargeCap Equity Fund VI with and into ING Index Plus LargeCap Fund.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

Vote by Phone: Call toll free [1-888-XXX-XXXX] and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-screen instructions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot,

sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

ING EQUITY TRUST

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 30, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING Index Plus LargeCap Equity Fund VII

The undersigned hereby instructs Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them (“Proxies”), with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on September 30, 2008 at 10:00a.m., local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.         To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING Equity Trust, on behalf of ING Index Plus LargeCap Equity Fund VII, and ING Series Fund, Inc., on behalf of ING Index Plus LargeCap Fund, providing for the reorganization of ING Index Plus LargeCap Equity Fund VII with and into ING Index Plus LargeCap Fund.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING SERIES FUND, INC.

Statement of Additional Information

August 7, 2008

Acquisition of the Assets and Liabilities of Each of:	By and in Exchange for Shares of:

ING Index Plus LargeCap Equity Fund (“IPLCE”)

ING Index Plus LargeCap Equity Fund II (“IPLCE II”)

ING Index Plus LargeCap Equity Fund III (“IPLCE III”)

ING Index Plus LargeCap Equity Fund IV (“IPLCE IV”)

ING Index Plus LargeCap Equity Fund V (“IPLCE V”)

ING Index Plus LargeCap Equity Fund VI (“IPLCE VI”)

ING Index Plus LargeCap Equity Fund VII (“IPLCE VII”)

(Each a Series of ING Equity Trust)

(Each, a “Disappearing Fund” and collectively, the “Disappearing Fund”)

7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

ING Index Plus LargeCap Fund (A Series of ING Series Fund, Inc.) (The “Surviving Fund”) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Series Fund, Inc. (“SAI”) is available to the shareholders of the Disappearing Funds in connection with proposed transactions whereby all of the assets and known liabilities of the Disappearing Funds will be transferred to the Surviving Fund in exchange for shares of the Surviving Fund.

This SAI consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements (iii) the Portfolio Managers’ Report for the Surviving Fund; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.               The SAIs for the Surviving Fund and the Disappearing Funds as listed in the table on the following page.

2.               The Financial Statements of the Surviving Fund and each Disappearing Fund (each, a “Fund” and collectively, the “Funds”) that are included in the respective Fund’s Annual Report and Semi-Annual Report as listed in the table on the following page.

This SAI is not a prospectus. A Prospectus/Proxy Statement dated August 7, 2008, relating to the Reorganizations of the Disappearing Funds may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180.  This SAI should be read in conjunction with the Prospectus/Proxy Statement.

List of the Funds’ SAIs and Shareholder Reports

	SAI	Annual Report	Semi-Annual Report
The Surviving Fund
ING Index Plus LargeCap Fund	Dated September 28, 2007 File No: 33-41694	Fiscal Year End: May 31, 2007 File No: 811-6352	Fiscal Period End: November 30, 2007 File No: 811-6352
The Disappearing Funds
ING Index Plus LargeCap Equity Fund (formerly ING Principal Protection Fund)	Dated September 28, 2007 File No: 333-56881	Fiscal Year End: May 31, 2007 File No: 811-8817	Fiscal Period End: November 30, 2007 File No: 811-8817
ING Index Plus LargeCap Equity Fund II (formerly ING Principal Protection Fund II)	Dated September 28, 2007 File No: 333-56881	Fiscal Year End: May 31, 2007 File No: 811-8817	Fiscal Period End: November 30, 2007 File No: 811-8817
ING Index Plus LargeCap Equity Fund III (formerly ING Principal Protection Fund III)	Dated September 28, 2007 File No: 333-56881	Fiscal Year End: May 31, 2007 File No: 811-8817	Fiscal Period End: November 30, 2007 File No: 811-8817
ING Index Plus LargeCap Equity Fund IV (formerly ING Principal Protection Fund IV)	Dated October 9, 2007 File No: 333-56881	Fiscal Year End: May 31, 2007 File No: 811-8817	Fiscal Period End: November 30, 2007 File No: 811-8817
ING Index Plus LargeCap Equity Fund V (formerly ING Principal Protection Fund V)	Dated January 23, 2008 File No: 333-56881	Fiscal Year End: May 31, 2007 File No: 811-8817	Fiscal Period End: November 30, 2007 File No: 811-8817
ING Index Plus LargeCap Equity Fund VI (formerly ING Principal Protection Fund VI)	Dated April 24, 2008 File No: 333-56881	Fiscal Year End: May 31, 2007 File No: 811-8817	Fiscal Period End: November 30, 2007 File No: 811-8817
ING Index Plus LargeCap Equity Fund VII (formerly ING Principal Protection Fund VII)	Dated June 27, 2008 File No: 333-56881	Fiscal Year End: May 31, 2007 File No: 811-8817	Fiscal Period End: November 30, 2007 File No: 811-8817

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and known liabilities of each Disappearing Fund will be transferred to the Surviving Fund, in exchange for shares of the Surviving Fund, shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming all Reorganizations are consummated, as of November 30, 2007.  The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund.  The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund.  The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund.  The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2007 (Unaudited)

	ING Index Plus LargeCap Equity Fund	ING Index Plus LargeCap Equity Fund II	ING Index Plus LargeCap Equity Fund III	ING Index Plus LargeCap Equity Fund IV	ING Index Plus LargeCap Equity Fund V (fka ING Principal Protection Fund V)	ING Index Plus LargeCap Equity Fund VI (fka ING Principal Protection Fund VI)	ING Index Plus LargeCap Equity Fund VII (fka ING Principal Protection Fund VII)	ING Index Plus LargeCap Fund	Pro Forma Adjustments		Pro Forma Combined
ASSETS:
Investments in securities at value+*	$36,635,193	$56,371,867	$50,248,192	$125,333,170	$195,832,663	$198,061,501	$97,821,230	$364,266,027			$1,124,569,843
Short-term investments in affiliates at amortized cost	1,000,000	1,000,000	675,000	200,000	5,475,000	325,000	190,000	6,000			8,871,000
Short-term investments at amortized cost	130,000	150,000	383,000	218,000	15,901,481	236,000	108,000	31,321,762			48,448,243
Cash	809	—	2,143	1,868	645	37,885	13,172	2,795,559			2,852,081
Cash collateral for futures	53,550	47,250	50,400	15,750	—	—	—	31,500			198,450
Receivables:
Investment securities sold	—	—	—	5,086,455	37,655	1,639,671	—	3,085,041			9,848,822
Fund shares sold	46	8,392	—	—	—	—	—	396,664			405,102
Dividends and interest	80,930	123,654	110,381	281,871	196,274	166,007	76,554	770,832			1,806,503
Variation margin receivable	10,455	9,225	9,225	—	—	—	—	5,726			34,631
Prepaid expenses	30,940	19,200	34,419	215	211	173	41	36,929			122,128
Reimbursement due from manager	—	—	—	—	—	—	—	38,176			38,176
Total assets	37,941,923	57,729,588	51,512,760	131,137,329	217,443,929	200,466,237	98,208,997	402,754,216			1,197,194,979

LIABILITIES:
Payable for fund shares redeemed	65,116	253,371	343,650	1,490,324	1,586,531	388,833	123,853	985,398			5,237,076
Payable for futures variation margin	—	—	—	1,911	—	—	—	—			1,911
Payable upon receipt of securities loaned	—	—	—	—	—	—	—	31,321,762			31,321,762
Payable to affiliates	45,460	69,432	62,818	164,246	305,050	306,733	151,446	248,539			1,353,724
Payable to custodian due to bank overdraft	—	15,074	—	—	—	—	—	—			15,074
Payable for trustee/directors fees	10,886	10,702	3,741	6,992	17,614	14,859	11,733	3,342			79,869
Other accrued expenses and liabilities	105,422	62,010	70,487	91,724	178,361	149,927	91,457	198,012	435,000	(B)	1,382,400
Total liabilities	226,884	410,589	480,696	1,755,197	2,087,556	860,352	378,489	32,757,053	435,000		39,391,816
NET ASSETS	$37,715,039	$57,318,999	$51,032,064	$129,382,132	$215,356,373	$199,605,885	$97,830,508	$369,997,163	$(435,000)		$1,157,803,163

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$35,805,097	$74,060,971	$56,956,694	$86,324,986	$201,680,584	$187,091,355	$92,949,156	$285,782,106			$1,020,650,949
Undistributed net investment income	27,354	180,916	123,868	548,229	1,184,416	839,748	46,828	4,039,951	(435,000	)(B)	6,556,310
Accumulated net realized gain (loss) on investments and futures	(3,949,746)	(24,460,434)	(13,310,259)	13,481,913	11,560,185	9,953,222	4,505,316	13,944,393			11,724,590
Net unrealized appreciation or depreciation on investments and futures	5,832,334	7,537,546	7,261,761	29,027,004	931,188	1,721,560	329,208	66,230,713			118,871,314
NET ASSETS	$37,715,039	$57,318,999	$51,032,064	$129,382,132	$215,356,373	$199,605,885	$97,830,508	$369,997,163	$(435,000)		$1,157,803,163

+ Including securities loaned at value	$—	$—	$—	$—	$—	$—	$—	$30,913,851			$30,913,851
* Cost of investments in securities	$30,792,356	$48,839,011	$43,002,300	$96,306,977	$194,901,475	$196,339,941	$97,492,022	$298,045,812			1,005,719,894

Class A:
Net assets	$3,505,234	$5,904,610	$4,355,934	$8,125,505	$11,405,640	$9,088,812	$4,455,284	$156,384,264	$355,346	(B), (D)	$203,580,629
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited	unlimited	unlimited	100,000,000			100,000,000
Par value	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01	$0.001			$0.001
Shares outstanding	327,338	598,213	453,614	791,721	1,092,884	862,838	424,889	8,328,277	(2,038,379	)(C)	10,841,395
Net asset value and redemption price per share	$10.71	$9.87	$9.60	$10.26	$10.44	$10.53	$10.49	$18.78			$18.78
Maximum offering price per share (A)	$11.04	$10.18	$9.90	$10.58	$11.08	$11.17	$11.13	$19.36			$19.36

Class B:
Net assets	$29,145,615	$43,302,845	$41,557,798	$105,580,443	$192,748,873	$177,316,255	$86,620,881	$23,025,051	$(373,209	)(B)	$698,924,552
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited	unlimited	unlimited	100,000,000			100,000,000
Par value	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01	$0.001			$0.001
Shares outstanding	2,736,377	4,406,788	4,337,282	10,285,823	18,561,216	16,917,026	8,246,239	1,237,742	(29,152,068	)(C)	37,576,425
Net asset value and redemption price per share	$10.65	$9.83	$9.58	$10.26	$10.38	$10.48	$10.50	$18.60			$18.60

Class C:
Net assets	$5,037,358	$8,111,544	$5,118,332	$15,321,610	$11,201,860	$13,200,818	$6,754,343	$14,194,821	$(35,731	)(B)	$78,904,955
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited	unlimited	unlimited	100,000,000			100,000,000
Par value	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01	$0.001			$0.001
Shares outstanding	469,875	819,938	530,328	1,482,877	1,073,309	1,251,682	642,306	757,396	(2,817,266	)(C)	4,210,445
Net asset value and redemption price per share	$10.72	$9.89	$9.65	$10.33	$10.44	$10.55	$10.52	$18.74			$18.74

Class I:
Net assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a	$63,276,858			$63,276,858
Shares authorized	n/a	n/a	n/a	n/a	n/a	n/a	n/a	100,000,000			100,000,000
Par value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	$0.001			$0.001
Shares outstanding	n/a	n/a	n/a	n/a	n/a	n/a	n/a	3,339,796			3,339,796
Net asset value and redemption price per share	n/a	n/a	n/a	n/a	n/a	n/a	n/a	$18.95			$18.95

Class O:
Net assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a	$87,991,337			$87,991,337
Shares authorized	n/a	n/a	n/a	n/a	n/a	n/a	n/a	100,000,000			100,000,000
Par value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	$0.001			$0.001
Shares outstanding	n/a	n/a	n/a	n/a	n/a	n/a	n/a	4,673,347			4,673,347
Net asset value and redemption price per share	n/a	n/a	n/a	n/a	n/a	n/a	n/a	$18.83			$18.83

Class Q:
Net assets	$26,832	n/a	n/a	$354,574	n/a	n/a	n/a	n/a	$(381,406	)(D)	n/a
Shares authorized	unlimited	n/a	n/a	unlimited	n/a	n/a	n/a	n/a			n/a
Par value	$0.01	n/a	n/a	$0.01	n/a	n/a	n/a	n/a			n/a
Shares outstanding	2,487	n/a	n/a	34,436	n/a	n/a	n/a	n/a	(36,923	)(D)	n/a
Net asset value and redemption price per share	$10.79	n/a	n/a	$10.30	n/a	n/a	n/a	n/a			n/a

Class R:
Net assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a	25,124,832			$25,124,832
Shares authorized	n/a	n/a	n/a	n/a	n/a	n/a	n/a	100,000,000			100,000,000
Par value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	$0.001			$0.001
Shares outstanding	n/a	n/a	n/a	n/a	n/a	n/a	n/a	1,348,218			1,348,218
Net asset value and redemption price per share	n/a	n/a	n/a	n/a	n/a	n/a	n/a	$18.64			$18.64

(A)

Maximum offering price is computed at 100/97.00 of net asset value for ING Index Plus LargeCap Equity Fund and ING Index Plus LargeCap Equity Funds II - IV. Maximum offering price is computed at 100/94.25 of net asset value for ING Index Plus Large Cap Equity Funds V-VII. On purchases of $50,000 or more, the offering price is reduced.

(B)	Reflects adjustments for estiamted one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements)
(C)	Reflects net retired shares of ING Index Plus LargeCap Equity Fund and ING Index Plus LargeCap Equity Funds II-VII. (Calculation: Net Assets ÷ NAV per share)
(D)	Reflects Class Q merged into Class A

STATEMENTS OF OPERATIONS for the twelve months ended November 30, 2007 (Unaudited)

	ING Index Plus LargeCap Equity Fund	ING Index Plus LargeCap Equity Fund II	ING Index Plus LargeCap Equity Fund III	ING Index Plus LargeCap Equity Fund IV	ING Index Plus LargeCap Equity Fund V	ING Index Plus LargeCap Equity Fund VI	ING Index Plus LargeCap Equity Fund VII	ING Index Plus LaregCap Fund	Pro Forma Adjustments		Pro Forma Combined
INVESTMENT INCOME:
Dividends	$855,557	$1,312,920	$978,498	$2,910,669	$1,934,704	$1,749,174	$821,744	$8,398,220			$18,961,486
Interest(1)	47,904	1,532,493	2,863,752	4,755,890	4,944,844	4,433,835	1,891,360	171,503			20,641,581
Securities lending income	—	—	—	—	—	—	—	31,316			31,316
Total investment income	903,461	2,845,413	3,842,250	7,666,559	6,879,548	6,183,009	2,713,104	8,601,039	—		39,634,383

EXPENSES:
Investment management fees	204,272	541,165	769,879	2,214,178	1,823,931	1,753,865	862,438	1,974,948	(3,255,913	)(A)	6,888,763
Distribution and service fees
Class A	9,723	20,825	21,581	34,795	38,366	27,048	13,918	497,911	1,005	(C)	665,172
Class B	354,244	743,190	924,452	2,450,003	2,125,894	1,930,861	944,565	285,826			9,759,035
Class C	60,369	110,079	84,493	268,116	141,698	153,271	77,811	117,993	(223,008	)(A)	790,822
Class O	—	—	—	—	—	—	—	211,067			211,067
Class Q	108	—	—	897	—	—	—	—	(1,005	)(C)	—
Class R	—	—	—	—	—	—	—	140,344			140,344
Transfer agent fees:
Class A	8,457	12,637	9,850	10,987	13,622	13,411	5,366	237,283	(18,668	)(A), (C)	292,945
Class B	78,167	107,100	104,462	194,778	187,833	237,814	89,582	34,234			1,033,970
Class C	12,961	16,191	9,745	21,180	12,653	18,961	7,680	18,937			118,308
Class I	—	—	—	—	—	—	—	98,068			98,068
Class O	—	—	—	—	—	—	—	102,542			102,542
Class Q	89	—	—	162	—	—	—	—	(7,931	)(C)	(7,680)
Class R	—	—	—	—	—	—	—	33,656			33,656
Administrative service fees	45,393	93,656	109,526	286,085	242,102	219,230	107,804	351,103	(219,247	)(B)	1,235,652
Shareholder reporting expense	20,322	42,580	32,225	88,681	52,800	50,800	21,855	235,123	(154,457	)(A)	389,929
Registration fees	78,962	43,127	9,430	301	252	205	—	74,992			207,269
Professional fees	111,399	76,800	42,710	62,921	56,083	52,443	35,340	70,123	(154,457	)(A)	353,362
Custody and accounting expense	26,711	24,215	36,500	33,960	51,349	28,132	33,085	70,057	(154,457	)(A)	149,552
Trustee / Directors fees	(1,546)	8,225	3,480	6,230	9,888	9,125	7,505	50,163			93,070
Insurance expense	—	112,866	261,179	873,821	798,951	723,472	355,756	—	(3,126,045	)(B)	—
Interest expense	—	2,271	1,725	491	397	—	—	4,445			9,329
Miscellaneous expense	23,024	13,407	9,747	16,743	14,651	14,750	8,089	28,435	—	(A)	128,846
Total expenses	1,032,655	1,968,334	2,430,984	6,564,329	5,570,470	5,233,388	2,570,794	4,637,250	(7,314,181)		22,694,023
Net waived and reimbursed fees	(392)	(601)	(1,547)	(2,763)	(981)	(668)	81,767	(308,717)	(234,273	)(A)	(468,175)
Net expenses	1,032,263	1,967,733	2,429,437	6,561,566	5,569,489	5,232,720	2,652,561	4,328,533	(7,548,454)		22,225,848
Net investment income	(128,802)	877,680	1,412,813	1,104,993	1,310,059	950,289	60,543	4,272,506	7,548,454		17,408,535
											—
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES:
Net realized gain on:
Investments	3,810,526	6,268,382	4,364,192	28,016,160	12,949,832	10,689,615	5,023,908	58,548,338			129,670,953
Futures	(22,206)	(114,375)	(260,264)	(194,404)	—	—	—	290,047			(301,202)
Net realized gain on investments and futures	3,788,320	6,154,007	4,103,928	27,821,756	12,949,832	10,689,615	5,023,908	58,838,385	—		129,369,751
Net change in unrealized appreciation or depreciation on:
Investments	(1,255,859)	(2,909,809)	(3,812,865)	(18,161,356)	(6,537,083)	(4,493,013)	(1,569,107)	(34,639,300)			(73,378,392)
Futures	(13,549)	4,690	15,869	811	—	—	—	4,482			12,303
Net change in unrealized appreciation or depreciation on investments and futures	(1,269,408)	(2,905,119)	(3,796,996)	(18,160,545)	(6,537,083)	(4,493,013)	(1,569,107)	(34,634,818)	—		(73,366,089)
Net realized and unrealized gain (loss) on investments	2,518,912	3,248,888	306,932	9,661,211	6,412,749	6,196,602	3,454,801	24,203,567	—		56,003,662

Increase (decrease) in net assets resulting from operations	$2,390,110	$4,126,568	$1,719,745	$10,766,204	$7,722,808	$7,146,891	$3,515,344	$28,476,073	$7,548,454		$73,412,197

(1) Affiliated income	$22,427	$33,903	$89,545	$177,553	$59,707	$39,356	$15,823	$81,845			$520,159

(A)	Reflects adjustment in expenses due to effects of new contractual rates.
(B)	Reflects reduction due to elimination of duplicative expenses.
(C)	Reflects Class Q merged into Class A

Portfolios of Investments as of November 30, 2007 (Unaudited)+

ING Index Plus LargeCap Equity Fund	ING Index Plus LargeCap Equity Fund II	ING Index Plus LargeCap Equity Fund III		ING Index Plus LargeCap Equity Fund	ING Index Plus LargeCap Equity Fund II	ING Index Plus LargeCap Equity Fund III
Shares

COMMON STOCK: 69.1%
			Advertising: 0.6%
8,200	12,700	11,100	Omnicom Group	$399,750	$619,125	$541,125
				399,750	619,125	541,125
			Aerospace/Defense: 2.9%
1,200	1,800	1,600	Boeing Co.	111,048	166,572	148,064
1,500	2,300	1,900	General Dynamics Corp.	133,170	204,194	168,682
—	—	—	Goodrich Corp.	—	—	—
1,900	3,000	2,700	L-3 Communications Holdings, Inc.	210,235	331,950	298,755
2,800	4,100	3,720	Lockheed Martin Corp.	309,876	453,747	411,692
3,600	5,500	4,900	Northrop Grumman Corp.	283,644	433,345	386,071
4,483	6,581	6,002	Raytheon Co.	277,274	407,035	371,224
5,200	7,880	7,260	United Technologies Corp.	388,804	589,188	542,830
				1,714,051	2,586,031	2,327,318
			Agriculture: 1.2%
5,640	8,570	7,600	Altria Group, Inc.	437,438	664,689	589,456
—	—	—	Archer-Daniels-Midland Co.	—	—	—
1,000	1,530	1,300	Reynolds American, Inc.	70,020	107,131	91,026
2,300	3,700	3,100	UST, Inc.	133,170	214,230	179,490
				640,628	986,050	859,972
			Apparel: 0.9%
8,100	12,500	11,100	Nike, Inc.	531,765	820,625	728,715
—	—	—	VF Corp.	—	—	—
				531,765	820,625	728,715
			Auto Manufacturers: 0.2%
—	—	—	Ford Motor Co.	—	—	—
—	—	—	General Motors Corp.	—	—	—
2,000	3,000	3,050	Paccar, Inc.	101,220	151,830	154,361
				101,220	151,830	154,361
			Auto Parts & Equipment: 0.1%
600	900	900	Johnson Controls, Inc.	23,172	34,758	34,758
				23,172	34,758	34,758
			Banks: 2.7%
6,371	9,761	8,640	Bank of America Corp.	293,894	450,275	398,563
—	—	—	Bank of New York Mellon Corp.	—	—	—
—	—	—	BB&T Corp.	—	—	—
—	—	—	Capital One Financial Corp.	—	—	—
1,800	2,800	2,450	Comerica, Inc.	82,404	128,184	112,161
600	800	800	Commerce Bancorp., Inc.	23,892	31,856	31,856
—	—	—	Fifth Third Bancorp.	—	—	—
2,800	4,100	3,800	Huntington Bancshares, Inc.	43,932	64,329	59,622
—	—	—	Keycorp.	—	—	—
—	—	—	Marshall & Ilsley Corp.	—	—	—
6,400	9,917	8,877	Regions Financial Corp.	169,152	262,106	234,619
—	—	—	State Street Corp.	—	—	—
—	—	—	SunTrust Bank	—	—	—
9,719	14,871	13,461	Wachovia Corp.	417,917	639,453	578,823
11,100	16,650	14,900	Wells Fargo & Co.	359,973	539,960	483,207
—	—	—	Zions Bancorp.	—	—	—
				1,391,164	2,116,163	1,898,851
			Beverages: 2.3%
5,200	8,000	7,000	Anheuser-Busch Cos., Inc.	274,144	421,760	369,040
4,000	6,100	5,400	Coca-Cola Co.	248,400	378,810	335,340
—	—	—	Constellation Brands, Inc.	—	—	—
3,470	5,020	4,400	Pepsi Bottling Group, Inc.	148,065	214,203	187,748
8,280	12,700	11,300	PepsiCo, Inc.	639,050	980,186	872,134
				1,309,659	1,994,959	1,764,262
			Biotechnology: 0.2%
—	—	—	Amgen, Inc.	—	—	—
—	—	—	Biogen Idec, Inc.	—	—	—
—	—	—	Celgene Corp.	—	—	—
400	600	500	Genzyme Corp.	29,972	44,958	37,465
—	—	—	Millipore Corp.	—	—	—
				29,972	44,958	37,465
			Building Materials: 0.0%
—	—	—	Masco Corp.	—	—	—
				—	—	—
			Chemicals: 1.3%
200	400	300	Air Products & Chemicals, Inc.	19,808	39,616	29,712
1,500	2,500	2,300	Dow Chemical Co.	62,910	104,850	96,462
—	—	—	Ecolab, Inc.	—	—	—
400	600	600	EI DuPont de Nemours & Co.	18,460	27,690	27,690
1,200	1,630	1,600	International Flavors & Fragrances, Inc.	60,168	81,728	80,224
3,000	4,600	4,000	Monsanto Co.	298,110	457,102	397,480
—	—	—	PPG Industries, Inc.	—	—	—
—	—	—	Praxair, Inc.	—	—	—
—	—	—	Sherwin-Williams Co.	—	—	—
3,200	5,000	4,600	Sigma-Aldrich Corp.	168,480	263,250	242,190
				627,936	974,236	873,758
			Coal: 0.0%
—	—	—	Consol Energy, Inc.	—	—	—
—	—	—	Peabody Energy Corp.	—	—	—
				—	—	—
			Commercial Services: 0.4%
300	500	500	Apollo Group, Inc. - Class A	22,956	38,260	38,260
1,680	2,830	2,540	McKesson Corp.	112,106	188,846	169,494
—	—	—	Moody’s Corp.	—	—	—
600	900	900	Robert Half International, Inc.	16,176	24,264	24,264
—	—	—	RR Donnelley & Sons Co.	—	—	—
1,500	2,300	2,200	Western Union Co.	33,900	51,980	49,720
				185,138	303,350	281,738

ING Index Plus LargeCap Equity Fund IV	ING Principal Protection Fund V	ING Principal Protection Fund VI		ING Index Plus LargeCap Equity Fund IV	ING Principal Protection Fund V	ING Principal Protection Fund VI

			Advertising: 0.6%
28,200	4,700	4,400	Omnicom Group	$1,374,750	$229,125	$214,500
				1,374,750	229,125	214,500
			Aerospace/Defense: 2.9%
4,500	3,900	3,300	Boeing Co.	416,430	360,906	305,382
5,300	2,800	2,500	General Dynamics Corp.	470,534	248,584	221,950
—	1,300	1,200	Goodrich Corp.	—	92,677	85,548
6,700	1,350	1,300	L-3 Communications Holdings, Inc.	741,355	149,378	143,845
9,100	2,870	2,630	Lockheed Martin Corp.	1,007,097	317,623	291,062
11,653	2,917	2,727	Northrop Grumman Corp.	918,140	229,830	214,860
14,852	1,431	1,341	Raytheon Co.	918,596	88,507	82,941
17,720	6,300	5,850	United Technologies Corp.	1,324,924	471,051	437,405
				5,797,076	1,958,556	1,782,993
			Agriculture: 1.2%
18,600	11,850	10,900	Altria Group, Inc.	1,442,616	919,086	845,404
—	2,320	2,360	Archer-Daniels-Midland Co.	—	84,332	85,786
3,340	1,180	920	Reynolds American, Inc.	233,867	82,624	64,418
8,400	2,900	2,800	UST, Inc.	486,360	167,910	162,120
				2,162,843	1,253,952	1,157,728
			Apparel: 0.9%
27,860	3,880	3,700	Nike, Inc.	1,829,009	254,722	242,905
—	400	400	VF Corp.	—	29,916	29,916
				1,829,009	284,638	272,821
			Auto Manufacturers: 0.2%
—	9,630	9,000	Ford Motor Co.	—	72,321	67,590
—	2,300	2,200	General Motors Corp.	—	68,609	65,626
6,750	2,350	2,150	Paccar, Inc.	341,618	118,934	108,812
				341,618	259,864	242,028
			Auto Parts & Equipment: 0.1%
1,800	3,450	3,050	Johnson Controls, Inc.	69,516	133,239	117,791
				69,516	133,239	117,791
			Banks: 2.7%
21,792	21,757	20,065	Bank of America Corp.	1,005,265	1,003,650	925,598
—	2,900	2,600	Bank of New York Mellon Corp.	—	139,084	124,696
—	4,163	3,854	BB&T Corp.	—	150,201	139,052
—	2,579	2,342	Capital One Financial Corp.	—	137,486	124,852
6,250	1,300	1,300	Comerica, Inc.	286,125	59,514	59,514
1,900	1,100	1,000	Commerce Bancorp., Inc.	75,658	43,802	39,820
—	2,000	1,750	Fifth Third Bancorp.	—	59,820	52,343
10,500	—	—	Huntington Bancshares, Inc.	164,745	—	—
—	3,900	3,400	Keycorp.	—	102,726	89,556
—	1,598	1,000	Marshall & Ilsley Corp.	—	50,289	31,470
21,988	4,851	5,414	Regions Financial Corp.	581,143	128,212	143,092
—	2,250	2,100	State Street Corp.	—	179,753	167,769
—	1,850	1,700	SunTrust Bank	—	129,704	119,187
33,042	12,348	10,767	Wachovia Corp.	1,420,806	530,964	462,981
36,100	19,500	18,000	Wells Fargo & Co.	1,170,723	632,385	583,740
—	1,100	1,000	Zions Bancorp.	—	60,027	54,570
				4,704,465	3,407,617	3,118,240
			Beverages: 2.3%
17,300	7,900	7,300	Anheuser-Busch Cos., Inc.	912,056	416,488	384,856
13,200	9,700	9,150	Coca-Cola Co.	819,720	602,370	568,215
—	1,500	1,400	Constellation Brands, Inc.	—	35,325	32,970
11,850	3,650	3,050	Pepsi Bottling Group, Inc.	505,640	155,746	130,144
28,510	9,260	8,490	PepsiCo, Inc.	2,200,402	714,687	655,258
				4,437,818	1,924,616	1,771,443
			Biotechnology: 0.2%
—	5,400	5,050	Amgen, Inc.	—	298,350	279,013
—	1,300	1,300	Biogen Idec, Inc.	—	96,356	96,356
—	2,200	1,560	Celgene Corp.	—	135,410	96,018
1,200	1,950	1,300	Genzyme Corp.	89,916	146,114	97,409
—	500	400	Millipore Corp.	—	40,940	32,752
				89,916	717,170	601,548
			Building Materials: 0.0%
—	2,300	2,150	Masco Corp.	—	51,520	48,160
				—	51,520	48,160
			Chemicals: 1.3%
1,150	2,000	2,000	Air Products & Chemicals, Inc.	113,896	198,080	198,080
6,050	4,300	3,800	Dow Chemical Co.	253,737	180,342	159,372
—	2,500	2,300	Ecolab, Inc.	—	119,750	110,170
1,300	4,700	4,400	EI DuPont de Nemours & Co.	59,995	216,905	203,060
4,200	1,200	1,100	International Flavors & Fragrances, Inc.	210,588	60,168	55,154
10,100	3,500	3,180	Monsanto Co.	1,003,637	347,795	315,997
—	1,750	1,510	PPG Industries, Inc.	—	120,120	103,646
—	2,000	1,800	Praxair, Inc.	—	170,760	153,684
—	750	850	Sherwin-Williams Co.	—	47,123	53,406
10,900	3,700	3,500	Sigma-Aldrich Corp.	573,885	194,805	184,275
				2,215,738	1,655,848	1,536,844
			Coal: 0.0%
—	900	800	Consol Energy, Inc.	—	53,352	47,424
—	1,200	1,100	Peabody Energy Corp.	—	66,768	61,204
				—	120,120	108,628
			Commercial Services: 0.4%
1,100	1,000	1,000	Apollo Group, Inc. - Class A	84,172	76,520	76,520
6,260	2,000	1,810	McKesson Corp.	417,730	133,460	120,781
—	1,200	1,200	Moody’s Corp.	—	45,192	45,192
1,700	1,700	1,500	Robert Half International, Inc.	45,832	45,832	40,440
—	2,400	2,100	RR Donnelley & Sons Co.	—	87,984	76,986
5,428	4,190	3,817	Western Union Co.	122,673	94,694	86,264
				670,407	483,682	446,183

ING Principal		Pro Forma (Unaudited)			ING Principal		Pro Forma (Unaudited)
Protection Fund VII	ING Index Plus LargeCap Fund	ING Index Plus LargeCap Fund			Protection Fund VII	ING Index Plus LargeCap Fund	ING Index Plus LargeCap Fund
		Shares					Value

				Advertising: 0.6%
2,000	81,700	153,000		Omnicom Group	$97,500	$3,982,875	$7,458,750
					97,500	3,982,875	7,458,750
				Aerospace/Defense: 2.9%
1,500	11,800	29,600		Boeing Co.	138,810	1,091,972	2,739,184
1,200	15,000	32,500		General Dynamics Corp.	106,536	1,331,700	2,885,350
500	—	3,000		Goodrich Corp.	35,645	—	213,870
550	19,600	37,100		L-3 Communications Holdings, Inc.	60,858	2,168,740	4,105,116
1,270	26,500	52,990		Lockheed Martin Corp.	140,551	2,932,755	5,864,403
1,265	35,300	67,862		Northrop Grumman Corp.	99,669	2,781,287	5,346,846
570	42,600	77,860		Raytheon Co.	35,255	2,634,810	4,815,642
2,850	51,300	104,360		United Technologies Corp.	213,095	3,835,701	7,802,998
					830,419	16,776,965	33,773,409
				Agriculture: 1.2%
5,050	54,350	122,560		Altria Group, Inc.	391,678	4,215,386	9,505,753
1,350	—	6,030		Archer-Daniels-Midland Co.	49,073	—	219,191
440	9,400	19,110	L	Reynolds American, Inc.	30,809	658,188	1,338,083
1,200	23,400	47,800	L	UST, Inc.	69,480	1,354,860	2,767,620
					541,040	6,228,434	13,830,647
				Apparel: 0.9%
1,660	80,200	149,000		Nike, Inc.	108,979	5,265,130	9,781,850
200	—	1,000		VF Corp.	14,958	—	74,790
					123,937	5,265,130	9,856,640
				Auto Manufacturers: 0.2%
4,100	—	22,730	@	Ford Motor Co.	30,791	—	170,702
1,100	—	5,600		General Motors Corp.	32,813	—	167,048
1,050	22,100	42,450	L	Paccar, Inc.	53,141	1,118,481	2,148,397
					116,745	1,118,481	2,486,147
				Auto Parts & Equipment: 0.1%
1,500	4,700	16,900		Johnson Controls, Inc.	57,930	181,514	652,678
					57,930	181,514	652,678
				Banks: 2.7%
9,271	63,594	161,251		Bank of America Corp.	427,671	2,933,591	7,438,507
1,200	—	6,700		Bank of New York Mellon Corp.	57,552	—	321,332
1,734	—	9,751		BB&T Corp.	62,563	—	351,816
1,103	—	6,024		Capital One Financial Corp.	58,801	—	321,139
550	18,200	34,650		Comerica, Inc.	25,179	833,196	1,586,277
400	5,400	12,000		Commerce Bancorp., Inc.	15,928	215,028	477,840
500	—	4,250		Fifth Third Bancorp.	14,955	—	127,118
—	26,500	47,700		Huntington Bancshares, Inc.	—	415,785	748,413
1,350	—	8,650		Keycorp.	35,559	—	227,841
400	—	2,998		Marshall & Ilsley Corp.	12,588	—	94,347
2,117	67,300	126,864		Regions Financial Corp.	55,952	1,778,739	3,353,015
1,000	—	5,350		State Street Corp.	79,890	—	427,412
750	—	4,300		SunTrust Bank	52,583	—	301,474
5,014	95,043	194,265		Wachovia Corp.	215,602	4,086,849	8,353,395
8,600	106,100	230,950	L	Wells Fargo & Co.	278,898	3,440,823	7,489,709
400	—	2,500		Zions Bancorp.	21,828	—	136,425
					1,415,549	13,704,011	31,756,060
				Beverages: 2.3%
3,350	51,500	107,550		Anheuser-Busch Cos., Inc.	176,612	2,715,080	5,670,036
4,150	38,900	90,600		Coca-Cola Co.	257,715	2,415,690	5,626,260
600	—	3,500	@	Constellation Brands, Inc.	14,130	—	82,425
1,600	35,150	68,190		Pepsi Bottling Group, Inc.	68,272	1,499,851	2,909,669
3,870	83,800	166,210		PepsiCo, Inc.	298,687	6,467,684	12,828,088
					815,416	13,098,305	27,116,478
				Biotechnology: 0.2%
2,400	—	12,850	@	Amgen, Inc.	132,600	—	709,963
500	—	3,100	@	Biogen Idec, Inc.	37,060	—	229,772
810	—	4,570	@	Celgene Corp.	49,856	—	281,284
800	3,500	10,250	@, L	Genzyme Corp.	59,944	262,255	768,033
300	—	1,200	@	Millipore Corp.	24,564	—	98,256
					304,024	262,255	2,087,308
				Building Materials: 0.0%
950	—	5,400		Masco Corp.	21,280	—	120,960
					21,280	—	120,960
				Chemicals: 1.3%
900	2,100	9,050		Air Products & Chemicals, Inc.	89,136	207,984	896,312
2,050	15,100	37,600		Dow Chemical Co.	85,977	633,294	1,576,944
1,100	—	5,900		Ecolab, Inc.	52,690	—	282,610
2,100	3,800	17,900		EI DuPont de Nemours & Co.	96,915	175,370	826,085
400	12,400	23,730	L	International Flavors & Fragrances, Inc.	20,056	621,736	1,189,822
1,420	29,500	59,300		Monsanto Co.	141,105	2,931,415	5,892,641
700	—	3,960		PPG Industries, Inc.	48,048	—	271,814
900	—	4,700		Praxair, Inc.	76,842	—	401,286
400	—	2,000		Sherwin-Williams Co.	25,132	—	125,661
1,600	33,200	65,700		Sigma-Aldrich Corp.	84,240	1,747,980	3,459,105
					720,141	6,317,779	14,922,280
				Coal: 0.0%
400	—	2,100		Consol Energy, Inc.	23,712	—	124,488
400	—	2,700		Peabody Energy Corp.	22,256	—	150,228
					45,968	—	274,716
				Commercial Services: 0.4%
400	3,100	7,900	@, L	Apollo Group, Inc. - Class A	30,608	237,212	604,508
780	17,050	34,950		McKesson Corp.	52,049	1,137,747	2,332,213
500	—	2,900		Moody’s Corp.	18,830	—	109,214
700	5,600	13,600	L	Robert Half International, Inc.	18,872	150,976	366,656
1,000	—	5,500		RR Donnelley & Sons Co.	36,660	—	201,630
2,049	14,100	35,584		Western Union Co.	46,307	318,660	804,198
					203,326	1,844,595	4,418,419

ING Index Plus LargeCap Equity Fund	ING Index Plus LargeCap Equity Fund II	ING Index Plus LargeCap Equity Fund III		ING Index Plus LargeCap Equity Fund	ING Index Plus LargeCap Equity Fund II	ING Index Plus LargeCap Equity Fund III

			Computers: 4.1%
300	500	300	Affiliated Computer Services, Inc.	12,588	20,980	12,588
2,700	4,200	3,800	Apple, Inc.	491,994	765,324	692,436
600	800	800	Cognizant Technology Solutions Corp.	18,660	24,880	24,880
1,300	2,300	1,750	Computer Sciences Corp.	68,666	121,486	92,435
16,500	25,400	22,950	Dell, Inc.	404,910	623,316	563,193
4,500	6,800	6,450	Electronic Data Systems Corp.	91,170	137,768	130,677
5,300	8,400	7,650	EMC Corp.	102,131	161,868	147,416
8,667	13,352	12,100	Hewlett-Packard Co.	443,404	683,088	619,036
4,770	7,540	6,650	International Business Machines Corp.	501,709	793,057	699,447
1,200	1,770	1,680	Lexmark International, Inc.	41,856	61,738	58,598
2,200	3,400	3,300	Sandisk Corp.	82,368	127,296	123,552
—	—	—	Sun Microsystems, Inc.	—	—	—
				2,259,456	3,520,801	3,164,258
			Cosmetics/Personal Care: 1.0%
—	—	—	Avon Products, Inc.	—	—	—
1,000	1,500	1,400	Colgate-Palmolive Co.	80,080	120,120	112,112
4,711	7,348	6,552	Procter & Gamble Co.	348,614	543,752	484,848
				428,694	663,872	596,960
			Diversified Financial Services: 4.0%
—	—	—	American Express Co.	—	—	—
—	—	—	Ameriprise Financial, Inc.	—	—	—
—	—	—	Bear Stearns Cos., Inc.	—	—	—
1,100	1,600	1,500	Charles Schwab Corp.	26,741	38,896	36,465
—	—	—	CIT Group, Inc.	—	—	—
6,250	9,600	8,500	Citigroup, Inc.	208,125	319,680	283,050
—	—	—	CME Group, Inc.	—	—	—
—	—	—	Countrywide Financial Corp.	—	—	—
1,670	2,550	2,500	Discover Financial Services	29,008	44,294	43,425
—	—	—	E*Trade Financial Corp.	—	—	—
—	—	—	Fannie Mae	—	—	—
—	—	—	Federated Investors, Inc.	—	—	—
—	—	—	Franklin Resources, Inc.	—	—	—
800	1,200	1,200	Freddie Mac	28,056	42,084	42,084
2,300	3,500	3,050	Goldman Sachs Group, Inc.	521,272	793,240	691,252
—	—	—	IntercontinentalExchange, Inc.	—	—	—
—	—	—	Janus Capital Group, Inc.	—	—	—
13,400	20,800	18,700	JPMorgan Chase & Co.	611,308	948,896	853,094
—	—	—	Legg Mason, Inc.	—	—	—
1,000	1,490	1,320	Lehman Brothers Holdings, Inc.	62,630	93,319	82,672
4,210	6,460	5,500	Merrill Lynch & Co., Inc.	252,347	387,212	329,670
4,440	6,400	5,900	Morgan Stanley	234,077	337,408	311,048
—	—	—	Nyse Euronext	—	—	—
1,200	2,200	1,700	SLM Corp.	45,696	83,776	64,736
—	—	—	T. Rowe Price Group, Inc.	—	—	—
				2,019,260	3,088,805	2,737,496
			Electric: 2.4%
—	—	—	Allegheny Energy, Inc.	—	—	—
1,700	2,600	2,400	Constellation Energy Group, Inc.	170,357	260,546	240,504
—	—	—	Dominion Resources, Inc.	—	—	—
—	—	—	DTE Energy Co.	—	—	—
1,100	1,600	1,500	Duke Energy Corp.	21,769	31,664	29,685
—	—	—	Edison International	—	—	—
3,400	5,200	4,800	Entergy Corp.	406,436	621,608	573,792
1,300	2,000	1,900	Exelon Corp.	105,391	162,140	154,033
1,700	2,700	2,300	FirstEnergy Corp.	116,552	185,112	157,688
700	1,100	700	FPL Group, Inc.	48,832	76,736	48,832
—	—	—	PPL Corp.	—	—	—
3,800	5,800	5,200	Public Service Enterprise Group, Inc.	363,812	555,292	497,848
				1,233,149	1,893,098	1,702,382
			Electrical Components & Equipment: 0.1%
400	700	600	Emerson Electric Co.	22,808	39,914	34,212
				22,808	39,914	34,212
			Electronics: 0.8%
—	—	—	Agilent Technologies, Inc.	—	—	—
4,500	6,900	6,200	Applera Corp. - Applied Biosystems Group	153,720	235,704	211,792
—	—	—	Jabil Circuit, Inc.	—	—	—
600	900	800	Thermo Electron Corp.	34,584	51,876	46,112
1,900	2,825	2,175	Tyco Electronics Ltd.	71,041	105,627	81,323
2,500	4,000	3,500	Waters Corp.	195,100	312,160	273,140
				454,445	705,367	612,367
			Engineering & Construction: 0.0%
—	—	—	Fluor Corp.	—	—	—
—	—	—	Jacobs Engineering Group, Inc.	—	—	—
				—	—	—
			Entertainment: 0.1%
600	900	800	International Game Technology	26,196	39,294	34,928
				26,196	39,294	34,928
			Environmental Control: 0.0%
—	—	—	Allied Waste Industries, Inc.	—	—	—
				—	—	—
			Food: 1.0%
4,700	7,300	6,550	General Mills, Inc.	282,705	439,095	393,983
800	1,300	1,300	HJ Heinz Co.	37,840	61,490	61,490
—	—	—	Kellogg Co.	—	—	—
—	—	—	Kraft Foods, Inc.	—	—	—
4,000	6,200	5,200	Kroger Co.	115,000	178,250	149,500
—	—	—	Safeway, Inc.	—	—	—
—	—	—	Sysco Corp.	—	—	—
1,100	1,600	1,300	WM Wrigley Jr. Co.	70,400	102,400	83,200
				505,945	781,235	688,173
			Forest Products & Paper: 0.2%
3,200	4,800	4,100	International Paper Co.	108,000	162,000	138,375
				108,000	162,000	138,375

ING Index Plus LargeCap Equity Fund IV	ING Principal Protection Fund V	ING Principal Protection Fund VI		ING Index Plus LargeCap Equity Fund IV	ING Principal Protection Fund V	ING Principal Protection Fund VI

			Computers: 4.1%
1,100	500	500	Affiliated Computer Services, Inc.	46,156	20,980	20,980
9,200	5,000	4,500	Apple, Inc.	1,676,424	911,100	819,990
1,900	1,700	1,600	Cognizant Technology Solutions Corp.	59,090	52,870	49,760
5,050	1,000	1,000	Computer Sciences Corp.	266,741	52,820	52,820
56,640	14,630	13,540	Dell, Inc.	1,389,946	359,020	332,272
16,200	—	—	Electronic Data Systems Corp.	328,212	—	—
17,400	13,400	12,350	EMC Corp.	335,298	258,218	237,985
29,050	15,100	13,850	Hewlett-Packard Co.	1,486,198	772,516	708,566
16,400	7,500	6,950	International Business Machines Corp.	1,724,952	788,850	731,001
4,550	1,850	1,750	Lexmark International, Inc.	158,704	64,528	61,040
8,700	1,200	1,100	Sandisk Corp.	325,728	44,928	41,184
—	3,750	4,000	Sun Microsystems, Inc.	—	77,925	83,120
				7,797,449	3,403,755	3,138,718
			Cosmetics/Personal Care: 1.0%
—	1,700	1,000	Avon Products, Inc.	—	69,785	41,050
3,700	3,700	3,800	Colgate-Palmolive Co.	296,296	296,296	304,304
16,655	17,275	15,916	Procter & Gamble Co.	1,232,470	1,278,350	1,177,784
				1,528,766	1,644,431	1,523,138
			Diversified Financial Services: 4.0%
—	6,000	5,600	American Express Co.	—	353,880	330,288
—	1,260	1,480	Ameriprise Financial, Inc.	—	73,949	86,861
—	1,140	1,040	Bear Stearns Cos., Inc.	—	113,658	103,688
3,250	4,400	4,050	Charles Schwab Corp.	79,008	106,964	98,456
—	1,650	1,500	CIT Group, Inc.	—	43,890	39,900
21,500	26,200	24,100	Citigroup, Inc.	715,950	872,460	802,530
—	290	350	CME Group, Inc.	—	190,994	230,510
—	3,198	2,968	Countrywide Financial Corp.	—	34,602	32,114
6,775	2,875	3,025	Discover Financial Services	117,682	49,939	52,544
—	9,900	9,100	E*Trade Financial Corp.	—	45,540	41,860
—	5,050	4,450	Fannie Mae	—	194,021	170,969
—	1,100	1,000	Federated Investors, Inc.	—	44,869	40,790
—	500	700	Franklin Resources, Inc.	—	61,590	86,226
2,000	3,600	3,300	Freddie Mac	70,140	126,252	115,731
7,750	2,900	2,500	Goldman Sachs Group, Inc.	1,756,460	657,256	566,600
—	400	400	IntercontinentalExchange, Inc.	—	66,784	66,784
—	2,000	1,600	Janus Capital Group, Inc.	—	67,140	53,712
45,000	20,400	18,700	JPMorgan Chase & Co.	2,052,900	930,648	853,094
—	600	600	Legg Mason, Inc.	—	45,786	45,786
3,300	4,260	3,920	Lehman Brothers Holdings, Inc.	206,679	266,804	245,510
13,700	6,900	6,300	Merrill Lynch & Co., Inc.	821,178	413,586	377,622
14,550	5,950	5,850	Morgan Stanley	767,076	313,684	308,412
—	1,450	1,290	Nyse Euronext	—	125,570	111,714
4,150	2,000	1,850	SLM Corp.	158,032	76,160	70,448
—	600	500	T. Rowe Price Group, Inc.	—	36,888	30,740
				6,745,105	5,312,914	4,962,889
			Electric: 2.4%
—	1,000	1,000	Allegheny Energy, Inc.	—	60,750	60,750
6,250	1,500	1,400	Constellation Energy Group, Inc.	626,313	150,315	140,294
—	5,000	4,500	Dominion Resources, Inc.	—	236,150	212,535
—	1,900	1,700	DTE Energy Co.	—	93,195	83,385
3,500	10,400	9,600	Duke Energy Corp.	69,265	205,816	189,984
—	1,120	1,020	Edison International	—	62,698	57,100
11,800	2,900	2,700	Entergy Corp.	1,410,572	346,666	322,758
4,800	3,900	3,400	Exelon Corp.	389,136	316,173	275,638
6,200	3,650	3,300	FirstEnergy Corp.	425,072	250,244	226,248
2,200	4,400	4,300	FPL Group, Inc.	153,472	306,944	299,968
—	4,300	3,900	PPL Corp.	—	219,128	198,744
13,100	2,650	2,350	Public Service Enterprise Group, Inc.	1,254,194	253,711	224,989
				4,328,024	2,501,790	2,292,393
			Electrical Components & Equipment: 0.1%
1,200	5,700	5,300	Emerson Electric Co.	68,424	325,014	302,206
				68,424	325,014	302,206
			Electronics: 0.8%
—	2,050	1,150	Agilent Technologies, Inc.	—	77,552	43,505
15,600	2,400	2,200	Applera Corp. - Applied Biosystems Group	532,896	81,984	75,152
—	1,900	1,700	Jabil Circuit, Inc.	—	32,205	28,815
2,000	3,900	3,850	Thermo Electron Corp.	115,280	224,796	221,914
6,100	2,375	2,250	Tyco Electronics Ltd.	228,079	88,801	84,128
9,000	1,200	1,200	Waters Corp.	702,360	93,648	93,648
				1,578,615	598,986	547,162
			Engineering & Construction: 0.0%
—	400	400	Fluor Corp.	—	58,868	58,868
—	400	400	Jacobs Engineering Group, Inc.	—	33,508	33,508
				—	92,376	92,376
			Entertainment: 0.1%
1,700	1,950	1,950	International Game Technology	74,222	85,137	85,137
				74,222	85,137	85,137
			Environmental Control: 0.0%
—	3,100	2,900	Allied Waste Industries, Inc.	—	35,371	33,089
				—	35,371	33,089
			Food: 1.0%
15,850	3,200	2,950	General Mills, Inc.	953,378	192,480	177,443
2,950	3,250	3,000	HJ Heinz Co.	139,535	153,725	141,900
—	4,500	4,100	Kellogg Co.	—	243,180	221,564
—	3,322	3,019	Kraft Foods, Inc.	—	114,775	104,306
14,500	4,900	4,450	Kroger Co.	416,875	140,875	127,938
—	1,250	1,300	Safeway, Inc.	—	43,500	45,240
—	2,200	2,100	Sysco Corp.	—	71,522	68,271
3,900	2,100	2,000	WM Wrigley Jr. Co.	249,600	134,400	128,000
				1,759,388	1,094,457	1,014,662
			Forest Products & Paper: 0.2%
10,400	2,500	2,600	International Paper Co.	351,000	84,375	87,750
				351,000	84,375	87,750

ING Principal		Pro Forma (Unaudited)			ING Principal		Pro Forma (Unaudited)
Protection Fund VII	ING Index Plus LargeCap Fund	ING Index Plus LargeCap Fund			Protection Fund VII	ING Index Plus LargeCap Fund	ING Index Plus LargeCap Fund

				Computers: 4.1%
300	3,200	6,700	@	Affiliated Computer Services, Inc.	12,588	134,272	281,132
2,100	26,900	58,400	@	Apple, Inc.	382,662	4,901,718	10,641,648
800	5,100	13,300	@, L	Cognizant Technology Solutions Corp.	24,880	158,610	413,630
450	14,400	27,250	@, L	Computer Sciences Corp.	23,769	760,608	1,439,345
6,250	164,500	320,410	@	Dell, Inc.	153,375	4,036,830	7,862,862
—	43,100	77,050		Electronic Data Systems Corp.	—	873,206	1,561,033
5,400	45,200	115,100	@, L	EMC Corp.	104,058	871,004	2,217,978
6,300	85,909	184,328		Hewlett-Packard Co.	322,308	4,395,104	9,430,220
3,300	47,450	100,560	L	International Business Machines Corp.	347,094	4,990,791	10,576,901
750	11,400	24,950	@	Lexmark International, Inc.	26,160	397,632	870,256
600	23,000	43,500	@, L	Sandisk Corp.	22,464	861,120	1,628,640
1,875	—	9,625	@	Sun Microsystems, Inc.	38,963	—	200,008
					1,458,321	22,380,895	47,123,653
				Cosmetics/Personal Care: 1.0%
400	—	3,100		Avon Products, Inc.	16,420	—	127,255
1,750	10,000	26,850		Colgate-Palmolive Co.	140,140	800,800	2,150,148
7,283	47,220	122,960		Procter & Gamble Co.	538,942	3,494,280	9,099,040
					695,502	4,295,080	11,376,443
				Diversified Financial Services: 4.0%
2,500	—	14,100		American Express Co.	147,450	—	831,618
640	—	3,380		Ameriprise Financial, Inc.	37,562	—	198,372
450	—	2,630		Bear Stearns Cos., Inc.	44,865	—	262,211
1,900	9,700	27,500		Charles Schwab Corp.	46,189	235,807	668,526
700	—	3,850		CIT Group, Inc.	18,620	—	102,410
11,100	62,750	170,000		Citigroup, Inc.	369,630	2,089,575	5,661,000
110	—	750		CME Group, Inc.	72,446	—	493,950
1,298	—	7,464		Countrywide Financial Corp.	14,044	—	80,760
1,400	16,175	36,970		Discover Financial Services	24,318	280,960	642,170
900	—	19,900	@	E*Trade Financial Corp.	4,140	—	91,540
2,050	—	11,550		Fannie Mae	78,761	—	443,751
400	—	2,500		Federated Investors, Inc.	16,316	—	101,975
350	—	1,550		Franklin Resources, Inc.	43,113	—	190,929
1,500	7,500	21,100		Freddie Mac	52,605	263,025	739,977
1,200	22,600	45,800		Goldman Sachs Group, Inc.	271,968	5,122,064	10,380,112
200	—	1,000	@	IntercontinentalExchange, Inc.	33,392	—	166,960
800	—	4,400		Janus Capital Group, Inc.	26,856	—	147,708
8,600	136,000	281,600		JPMorgan Chase & Co.	392,332	6,204,320	12,846,592
300	—	1,500		Legg Mason, Inc.	22,893	—	114,465
1,820	9,300	26,410	L	Lehman Brothers Holdings, Inc.	113,987	582,459	1,654,060
2,900	40,750	86,720	L	Merrill Lynch & Co., Inc.	173,826	2,442,555	5,197,996
2,600	42,350	88,040		Morgan Stanley	137,072	2,232,692	4,641,469
580	—	3,320		Nyse Euronext	50,228	—	287,512
800	13,200	27,100		SLM Corp.	30,464	502,656	1,031,968
300	—	1,400		T. Rowe Price Group, Inc.	18,444	—	86,072
					2,241,521	19,956,113	47,064,103
				Electric: 2.4%
400	—	2,400		Allegheny Energy, Inc.	24,300	—	145,800
550	17,500	33,900		Constellation Energy Group, Inc.	55,116	1,753,675	3,397,120
2,100	—	11,600		Dominion Resources, Inc.	99,183	—	547,868
800	—	4,400		DTE Energy Co.	39,240	—	215,820
4,500	9,700	41,900		Duke Energy Corp.	89,055	191,963	829,201
420	—	2,560		Edison International	23,512	—	143,310
1,200	33,500	65,500		Entergy Corp.	143,448	4,004,590	7,829,870
1,600	13,300	32,200		Exelon Corp.	129,712	1,078,231	2,610,454
1,600	18,500	39,950		FirstEnergy Corp.	109,696	1,268,360	2,738,972
2,000	6,500	21,900		FPL Group, Inc.	139,520	453,440	1,527,744
1,800	—	10,000		PPL Corp.	91,728	—	509,600
1,150	38,200	72,250		Public Service Enterprise Group, Inc.	110,101	3,657,268	6,917,215
					1,054,611	12,407,527	27,412,974
				Electrical Components & Equipment: 0.1%
2,400	3,900	20,200		Emerson Electric Co.	136,848	222,378	1,151,804
					136,848	222,378	1,151,804
				Electronics: 0.8%
500	—	3,700	@	Agilent Technologies, Inc.	18,915	—	139,972
1,000	45,300	84,100		Applera Corp. - Applied Biosystems Group	34,160	1,547,448	2,872,856
800	—	4,400		Jabil Circuit, Inc.	13,560	—	74,580
1,600	5,200	18,850	@	Thermo Electron Corp.	92,224	299,728	1,086,514
1,200	14,152	32,977	@@	Tyco Electronics Ltd.	44,868	529,143	1,233,010
450	25,300	47,150	@, L	Waters Corp.	35,118	1,974,412	3,679,586
					238,845	4,350,731	9,086,518
				Engineering & Construction: 0.0%
200	—	1,000		Fluor Corp.	29,434	—	147,170
200	—	1,000	@	Jacobs Engineering Group, Inc.	16,754	—	83,770
					46,188	—	230,940
				Entertainment: 0.1%
950	5,400	14,250		International Game Technology	41,477	235,764	622,155
					41,477	235,764	622,155
				Environmental Control: 0.0%
1,300	—	7,300	@	Allied Waste Industries, Inc.	14,833	—	83,293
					14,833	—	83,293
				Food: 1.0%
1,500	45,750	87,800		General Mills, Inc.	90,225	2,751,863	5,281,172
1,300	8,300	22,200		HJ Heinz Co.	61,490	392,590	1,050,060
1,900	—	10,500		Kellogg Co.	102,676	—	567,420
1,432	—	7,773		Kraft Foods, Inc.	49,476	—	268,557
2,250	41,700	83,200		Kroger Co.	64,688	1,198,875	2,392,001
950	—	3,500		Safeway, Inc.	33,060	—	121,800
900	—	5,200		Sysco Corp.	29,259	—	169,052
700	10,000	22,700	L	WM Wrigley Jr. Co.	44,800	640,000	1,452,800
					475,674	4,983,328	11,302,862
				Forest Products & Paper: 0.2%
1,000	33,300	61,900		International Paper Co.	33,750	1,123,875	2,089,125
					33,750	1,123,875	2,089,125

ING Index Plus LargeCap Equity Fund	ING Index Plus LargeCap Equity Fund II	ING Index Plus LargeCap Equity Fund III		ING Index Plus LargeCap Equity Fund	ING Index Plus LargeCap Equity Fund II	ING Index Plus LargeCap Equity Fund III

			Gas: 0.0%
—	—	—	Sempra Energy	—	—	—
				—	—	—
			Hand/Machine Tools: 0.4%
1,100	1,600	1,500	Black & Decker Corp.	90,915	132,240	123,975
1,440	2,470	2,050	Snap-On, Inc.	70,387	120,734	100,204
1,500	2,500	2,300	Stanley Works	78,225	130,375	119,945
				239,527	383,349	344,124
			Healthcare - Products: 1.1%
2,200	3,200	2,800	Baxter International, Inc.	131,714	191,584	167,636
—	—	—	Boston Scientific Corp.	—	—	—
—	—	—	Covidien Ltd.	—	—	—
—	—	—	CR Bard, Inc.	—	—	—
3,850	5,850	5,450	Johnson & Johnson	260,799	396,279	369,183
—	—	—	Medtronic, Inc.	—	—	—
400	700	700	St. Jude Medical, Inc.	15,900	27,825	27,825
400	700	600	Stryker Corp.	29,052	50,841	43,578
—	—	—	Zimmer Holdings, Inc.	—	—	—
				437,465	666,529	608,222
			Healthcare - Services: 1.6%
2,540	3,880	3,480	Aetna, Inc.	141,935	216,814	194,462
2,535	3,990	3,835	Coventry Health Care, Inc.	146,726	230,941	221,970
2,550	4,000	3,550	Humana, Inc.	196,427	308,120	273,457
—	—	—	Laboratory Corp. of America Holdings	—	—	—
5,340	8,290	7,200	UnitedHealth Group, Inc.	293,700	455,950	396,000
1,460	2,380	1,970	WellPoint, Inc.	122,947	200,420	165,894
				901,735	1,412,245	1,251,783
			Holding Companies - Diversified: 0.0%
—	—	—	Leucadia National Corp.	—	—	—
				—	—	—
			Home Builders: 0.0%
—	—	—	Centex Corp.	—	—	—
—	—	—	D.R. Horton, Inc.	—	—	—
—	—	—	KB Home	—	—	—
—	—	—	Lennar Corp.	—	—	—
				—	—	—
			Home Furnishings: 0.0%
—	—	—	Harman International Industries, Inc.	—	—	—
—	—	—	Whirlpool Corp.	—	—	—
				—	—	—
			Household Products/Wares: 0.2%
1,000	1,600	1,250	Kimberly-Clark Corp.	69,810	111,696	87,263
				69,810	111,696	87,263
			Housewares: 0.0%
—	—	—	Newell Rubbermaid, Inc.	—	—	—
				—	—	—
			Insurance: 5.3%
5,500	8,460	7,560	ACE Ltd.	329,065	506,162	452,315
400	600	500	Aflac, Inc.	25,056	37,584	31,320
3,350	5,070	4,360	Allstate Corp.	171,252	259,178	222,883
—	—	—	AMBAC Financial Group, Inc.	—	—	—
12,100	18,600	16,550	American International Group, Inc.	703,373	1,081,218	962,052
500	700	700	AON Corp.	24,985	34,979	34,979
2,400	3,600	3,300	Assurant, Inc.	157,032	235,548	215,919
9,480	14,590	13,000	Chubb Corp.	517,134	795,885	709,150
600	900	760	Cigna Corp.	32,166	48,249	40,744
1,500	2,450	2,000	Hartford Financial Services Group, Inc.	142,980	233,534	190,640
—	—	—	Loews Corp.	—	—	—
—	—	—	Marsh & McLennan Cos., Inc.	—	—	—
—	—	—	MBIA, Inc.	—	—	—
1,310	2,100	1,810	Metlife, Inc.	85,923	137,739	118,718
—	—	—	Progressive Corp.	—	—	—
2,960	4,500	3,960	Prudential Financial, Inc.	278,654	423,630	372,794
—	—	—	Safeco Corp.	—	—	—
—	—	—	Torchmark Corp.	—	—	—
10,200	15,600	13,990	Travelers Cos., Inc.	541,722	828,516	743,009
—	—	—	XL Capital Ltd.	—	—	—
				3,009,342	4,622,222	4,094,523
			Internet: 1.4%
—	—	—	Akamai Technologies, Inc.	—	—	—
2,100	3,200	2,900	Amazon.com, Inc.	190,176	289,792	262,624
—	—	—	eBay, Inc.	—	—	—
600	900	880	Expedia, Inc.	19,560	29,340	28,688
600	900	800	Google, Inc. - Class A	415,800	623,700	554,400
—	—	—	IAC/InterActiveCorp.	—	—	—
4,900	7,100	6,754	Symantec Corp.	87,220	126,380	120,221
—	—	—	Yahoo!, Inc.	—	—	—
				712,756	1,069,212	965,933
			Investment Companies: 0.0%
—	—	—	American Capital Strategies Ltd.	—	—	—
				—	—	—
			Iron/Steel: 0.2%
—	—	—	Nucor Corp.	—	—	—
800	1,100	1,120	United States Steel Corp.	78,160	107,470	109,424
				78,160	107,470	109,424
			Leisure Time: 0.0%
—	—	—	Carnival Corp.	—	—	—
—	—	—	Harley-Davidson, Inc.	—	—	—
				—	—	—
			Lodging: 0.1%
600	950	900	Harrah’s Entertainment, Inc.	52,842	83,667	79,263
—	—	—	Marriott International, Inc.	—	—	—
—	—	—	Starwood Hotels & Resorts Worldwide, Inc.	—	—	—
				52,842	83,667	79,263

ING Index Plus LargeCap Equity Fund IV	ING Principal Protection Fund V	ING Principal Protection Fund VI		ING Index Plus LargeCap Equity Fund IV	ING Principal Protection Fund V	ING Principal Protection Fund VI

			Gas: 0.0%
—	2,100	2,000	Sempra Energy	—	131,502	125,240
				—	131,502	125,240
			Hand/Machine Tools: 0.4%
3,920	870	900	Black & Decker Corp.	323,988	71,906	74,385
5,700	1,200	1,000	Snap-On, Inc.	278,616	58,656	48,880
6,200	1,000	1,000	Stanley Works	323,330	52,150	52,150
				925,934	182,712	175,415
			Healthcare - Products: 1.1%
6,850	4,100	3,250	Baxter International, Inc.	410,110	245,467	194,578
—	3,600	3,200	Boston Scientific Corp.	—	45,468	40,416
—	2,375	2,250	Covidien Ltd.	—	95,261	90,248
—	1,000	900	CR Bard, Inc.	—	84,530	76,077
13,650	15,200	14,050	Johnson & Johnson	924,651	1,029,648	951,747
—	6,100	5,400	Medtronic, Inc.	—	310,185	274,590
1,500	2,300	2,100	St. Jude Medical, Inc.	59,625	91,425	83,475
1,500	1,600	1,500	Stryker Corp.	108,945	116,208	108,945
—	500	400	Zimmer Holdings, Inc.	—	32,365	25,892
				1,503,331	2,050,557	1,845,968
			Healthcare - Services: 1.6%
8,820	3,210	2,960	Aetna, Inc.	492,862	179,375	165,405
9,480	1,235	1,465	Coventry Health Care, Inc.	548,702	71,482	84,794
9,100	1,290	1,050	Humana, Inc.	700,973	99,369	80,882
—	1,400	1,250	Laboratory Corp. of America Holdings	—	101,738	90,838
17,700	8,070	7,260	UnitedHealth Group, Inc.	973,500	443,850	399,300
5,630	2,880	2,540	WellPoint, Inc.	474,102	242,525	213,893
				3,190,139	1,138,339	1,035,112
			Holding Companies - Diversified: 0.0%
—	900	800	Leucadia National Corp.	—	42,264	37,568
				—	42,264	37,568
			Home Builders: 0.0%
—	1,400	1,300	Centex Corp.	—	29,204	27,118
—	2,700	2,400	D.R. Horton, Inc.	—	32,319	28,728
—	1,500	1,300	KB Home	—	31,335	27,157
—	900	800	Lennar Corp.	—	14,256	12,672
				—	107,114	95,675
			Home Furnishings: 0.0%
—	400	400	Harman International Industries, Inc.	—	29,440	29,440
—	400	400	Whirlpool Corp.	—	32,384	32,384
				—	61,824	61,824
			Household Products/Wares: 0.2%
3,500	5,350	4,900	Kimberly-Clark Corp.	244,335	373,484	342,069
				244,335	373,484	342,069
			Housewares: 0.0%
—	2,300	2,100	Newell Rubbermaid, Inc.	—	61,594	56,238
				—	61,594	56,238
			Insurance: 5.3%
19,050	2,960	2,820	ACE Ltd.	1,139,762	177,097	168,721
1,200	2,850	2,150	Aflac, Inc.	75,168	178,524	134,676
11,350	6,310	5,710	Allstate Corp.	580,212	322,567	291,895
—	1,350	1,000	AMBAC Financial Group, Inc.	—	36,761	27,230
41,750	15,000	13,800	American International Group, Inc.	2,426,928	871,950	802,194
1,750	2,150	1,600	AON Corp.	87,448	107,436	79,952
8,200	1,800	1,700	Assurant, Inc.	536,526	117,774	111,231
32,760	3,280	2,980	Chubb Corp.	1,787,058	178,924	162,559
1,340	2,000	1,960	Cigna Corp.	71,837	107,220	105,076
5,600	1,950	1,850	Hartford Financial Services Group, Inc.	533,792	185,874	176,342
—	800	700	Loews Corp.	—	38,232	33,453
—	1,400	1,300	Marsh & McLennan Cos., Inc.	—	35,168	32,656
—	1,900	1,750	MBIA, Inc.	—	69,369	63,893
4,130	5,020	4,910	Metlife, Inc.	270,887	329,262	322,047
—	3,680	3,640	Progressive Corp.	—	67,712	66,976
9,740	3,800	3,560	Prudential Financial, Inc.	916,924	357,732	335,138
—	1,640	1,480	Safeco Corp.	—	94,644	85,411
—	1,050	1,050	Torchmark Corp.	—	64,764	64,764
35,230	5,050	4,710	Travelers Cos., Inc.	1,871,065	268,206	250,148
—	1,900	1,700	XL Capital Ltd.	—	111,207	99,501
				10,297,607	3,720,423	3,413,863
			Internet: 1.4%
—	1,000	900	Akamai Technologies, Inc.	—	38,060	34,254
7,200	1,600	1,600	Amazon.com, Inc.	652,032	144,896	144,896
—	6,100	5,650	eBay, Inc.	—	204,533	189,445
2,000	1,100	1,000	Expedia, Inc.	65,200	35,860	32,600
2,000	1,200	1,200	Google, Inc. - Class A	1,386,000	831,600	831,600
—	1,600	1,500	IAC/InterActiveCorp.	—	44,528	41,745
17,050	5,369	4,988	Symantec Corp.	303,490	95,568	88,786
—	4,900	4,200	Yahoo!, Inc.	—	131,369	112,602
				2,406,722	1,526,414	1,475,928
			Investment Companies: 0.0%
—	900	800	American Capital Strategies Ltd.	—	33,849	30,088
				—	33,849	30,088
			Iron/Steel: 0.2%
—	1,640	1,320	Nucor Corp.	—	97,104	78,157
2,950	740	900	United States Steel Corp.	288,215	72,298	87,930
				288,215	169,402	166,087
			Leisure Time: 0.0%
—	2,200	2,150	Carnival Corp.	—	99,264	97,008
—	700	700	Harley-Davidson, Inc.	—	33,614	33,614
				—	132,878	130,622
			Lodging: 0.1%
1,700	1,100	1,000	Harrah’s Entertainment, Inc.	149,719	96,877	88,070
—	2,600	2,400	Marriott International, Inc.	—	97,500	90,000
—	2,200	2,050	Starwood Hotels & Resorts Worldwide, Inc.	—	118,096	110,044
				149,719	312,473	288,114

ING Principal		Pro Forma (Unaudited)			ING Principal		Pro Forma (Unaudited)
Protection Fund VII	ING Index Plus LargeCap Fund	ING Index Plus LargeCap Fund			Protection Fund VII	ING Index Plus LargeCap Fund	ING Index Plus LargeCap Fund

				Gas: 0.0%
900	—	5,000		Sempra Energy	56,358	—	313,100
					56,358	—	313,100
				Hand/Machine Tools: 0.4%
390	10,700	20,980		Black & Decker Corp.	32,234	884,355	1,733,998
600	16,000	30,460		Snap-On, Inc.	29,328	782,080	1,488,885
450	18,300	33,250		Stanley Works	23,468	954,345	1,733,988
					85,030	2,620,780	4,956,871
				Healthcare - Products: 1.1%
1,600	21,800	45,800		Baxter International, Inc.	95,792	1,305,166	2,742,047
1,500	—	8,300	@	Boston Scientific Corp.	18,945	—	104,829
900	—	5,525	@@	Covidien Ltd.	36,099	—	221,608
400	—	2,300		CR Bard, Inc.	33,812	—	194,419
6,450	37,650	102,150		Johnson & Johnson	436,923	2,550,411	6,919,641
2,300	—	13,800		Medtronic, Inc.	116,955	—	701,730
1,000	3,900	12,600	@, L	St. Jude Medical, Inc.	39,750	155,025	500,850
500	4,000	10,800	L	Stryker Corp.	36,315	290,520	784,404
400	—	1,300	@	Zimmer Holdings, Inc.	25,892	—	84,149
					840,483	4,301,122	12,253,677
				Healthcare - Services: 1.6%
1,350	24,900	51,140		Aetna, Inc.	75,438	1,391,412	2,857,703
525	26,500	49,565	@	Coventry Health Care, Inc.	30,387	1,533,820	2,868,822
460	25,650	47,650	@	Humana, Inc.	35,434	1,975,820	3,670,482
450	—	3,100	@	Laboratory Corp. of America Holdings	32,702	—	225,278
3,230	51,900	108,990		UnitedHealth Group, Inc.	177,650	2,854,500	5,994,450
1,250	15,500	33,610	@	WellPoint, Inc.	105,263	1,305,255	2,830,299
					456,874	9,060,807	18,447,034
				Holding Companies - Diversified: 0.0%
400	—	2,100		Leucadia National Corp.	18,784	—	98,616
					18,784	—	98,616
				Home Builders: 0.0%
600	—	3,300		Centex Corp.	12,516	—	68,838
1,100	—	6,200		D.R. Horton, Inc.	13,167	—	74,214
600	—	3,400		KB Home	12,534	—	71,026
400	—	2,100		Lennar Corp.	6,336	—	33,264
					44,553	—	247,342
				Home Furnishings: 0.0%
200	—	1,000		Harman International Industries, Inc.	14,720	—	73,600
200	—	1,000		Whirlpool Corp.	16,192	—	80,960
					30,912	—	154,560
				Household Products/Wares: 0.2%
2,250	10,500	30,350		Kimberly-Clark Corp.	157,073	733,005	2,118,735
					157,073	733,005	2,118,735
				Housewares: 0.0%
800	—	5,200		Newell Rubbermaid, Inc.	21,424	—	139,256
					21,424	—	139,256
				Insurance: 5.3%
1,230	55,500	103,080	@@	ACE Ltd.	73,591	3,320,565	6,167,278
1,200	3,300	12,200	L	Aflac, Inc.	75,168	206,712	764,208
2,700	32,800	71,650		Allstate Corp.	138,024	1,676,736	3,662,747
450	—	2,800		AMBAC Financial Group, Inc.	12,254	—	76,245
6,300	123,000	247,100		American International Group, Inc.	366,219	7,149,990	14,363,924
1,000	4,500	12,900		AON Corp.	49,970	224,865	644,614
800	23,900	45,700		Assurant, Inc.	52,344	1,563,777	2,990,151
1,300	95,300	172,690		Chubb Corp.	70,915	5,198,615	9,420,240
780	4,700	13,040		Cigna Corp.	41,816	251,967	699,075
850	16,232	32,432		Hartford Financial Services Group, Inc.	81,022	1,547,234	3,091,418
400	—	1,900		Loews Corp.	19,116	—	90,801
600	—	3,300		Marsh & McLennan Cos., Inc.	15,072	—	82,896
1,200	—	4,850		MBIA, Inc.	43,812	—	177,074
2,140	13,850	35,270	L	Metlife, Inc.	140,363	908,422	2,313,361
1,200	—	8,520		Progressive Corp.	22,080	—	156,768
1,620	28,550	58,690		Prudential Financial, Inc.	152,507	2,687,697	5,525,076
700	—	3,820		Safeco Corp.	40,397	—	220,452
450	—	2,550		Torchmark Corp.	27,756	—	157,284
2,120	102,400	189,300		Travelers Cos., Inc.	112,593	5,438,464	10,053,723
800	—	4,400	@@	XL Capital Ltd.	46,824	—	257,532
					1,581,843	30,175,044	60,914,867
				Internet: 1.4%
400	—	2,300	@	Akamai Technologies, Inc.	15,224	—	87,538
600	21,100	40,300	@, L	Amazon.com, Inc.	54,336	1,910,816	3,649,568
2,600	—	14,350	@	eBay, Inc.	87,178	—	481,156
400	5,900	12,780	@, L	Expedia, Inc.	13,040	192,340	416,628
500	5,700	12,900	@	Google, Inc. - Class A	346,500	3,950,100	8,939,700
700	—	3,800	@	IAC/InterActiveCorp.	19,481	—	105,754
2,250	45,300	93,711	@	Symantec Corp.	40,050	806,340	1,668,055
2,100	—	11,200	@	Yahoo!, Inc.	56,301	—	300,272
					632,110	6,859,596	15,648,671
				Investment Companies: 0.0%
400	—	2,100		American Capital Strategies Ltd.	15,044	—	78,981
					15,044	—	78,981
				Iron/Steel: 0.2%
760	—	3,720		Nucor Corp.	45,000	—	220,261
420	7,500	15,530		United States Steel Corp.	41,034	732,750	1,517,281
					86,034	732,750	1,737,542
				Leisure Time: 0.0%
1,050	—	5,400		Carnival Corp.	47,376	—	243,648
300	—	1,700		Harley-Davidson, Inc.	14,406	—	81,634
					61,782	—	325,282
				Lodging: 0.1%
400	5,900	12,550		Harrah’s Entertainment, Inc.	35,228	519,613	1,105,279
1,100	—	6,100		Marriott International, Inc.	41,250	—	228,750
950	—	5,200		Starwood Hotels & Resorts Worldwide, Inc.	50,996	—	279,136
					127,474	519,613	1,613,165

ING Index Plus LargeCap Equity Fund	ING Index Plus LargeCap Equity Fund II	ING Index Plus LargeCap Equity Fund III		ING Index Plus LargeCap Equity Fund	ING Index Plus LargeCap Equity Fund II	ING Index Plus LargeCap Equity Fund III

			Machinery - Construction & Mining: 0.3%
1,900	3,200	2,800	Caterpillar, Inc.	136,610	230,080	201,320
—	—	—	Terex Corp.	—	—	—
				136,610	230,080	201,320
			Machinery - Diversified: 0.5%
1,700	2,800	2,300	Cummins, Inc.	198,730	327,320	268,870
200	400	300	Deere & Co.	34,360	68,720	51,540
—	—	—	Rockwell Automation, Inc.	—	—	—
				233,090	396,040	320,410
			Media: 1.6%
1,600	2,650	2,100	Clear Channel Communications, Inc.	57,440	95,135	75,390
—	—	—	Comcast Corp. – Class A	—	—	—
2,400	3,700	3,600	DIRECTV Group, Inc.	59,688	92,019	89,532
—	—	—	EW Scripps Co.	—	—	—
940	1,670	1,610	McGraw-Hill Cos., Inc.	46,135	81,964	79,019
—	—	—	Meredith Corp.	—	—	—
—	—	—	News Corp. - Class A	—	—	—
—	—	—	Time Warner, Inc.	—	—	—
1,100	1,700	1,600	Viacom - Class B	46,222	71,434	67,232
18,970	28,980	25,850	Walt Disney Co.	628,856	960,687	856,928
				838,341	1,301,239	1,168,101
			Mining: 0.7%
—	—	—	Alcoa, Inc.	—	—	—
4,500	6,800	6,100	Freeport-McMoRan Copper & Gold, Inc.	445,185	672,724	603,473
—	—	—	Newmont Mining Corp.	—	—	—
				445,185	672,724	603,473
			Miscellaneous Manufacturing: 3.7%
1,500	2,300	1,900	3M Co.	124,890	191,498	158,194
1,100	1,900	1,600	Cooper Industries Ltd.	55,242	95,418	80,352
—	—	—	Danaher Corp.	—	—	—
5,100	7,800	6,800	Dover Corp.	236,028	360,984	314,704
—	—	—	Eastman Kodak Co.	—	—	—
2,380	3,950	3,350	Eaton Corp.	212,558	352,775	299,189
21,280	32,620	29,100	General Electric Co.	814,808	1,249,016	1,114,233
600	900	800	Honeywell International, Inc.	33,972	50,958	45,296
1,200	2,000	1,900	Illinois Tool Works, Inc.	66,600	111,000	105,450
1,300	1,900	1,800	ITT Corp.	83,772	122,436	115,992
2,525	3,775	3,350	Parker Hannifin Corp.	200,561	299,848	266,091
—	—	—	Textron, Inc.	—	—	—
1,400	2,225	2,175	Tyco International Ltd.	56,182	89,289	87,283
				1,884,613	2,923,222	2,586,784
			Oil & Gas: 7.3%
—	—	—	Anadarko Petroleum Corp.	—	—	—
—	—	—	Apache Corp.	—	—	—
—	—	—	Chesapeake Energy Corp.	—	—	—
10,452	16,052	14,515	Chevron Corp.	917,372	1,408,884	1,273,982
4,917	7,503	6,609	ConocoPhillips	393,557	600,540	528,984
300	500	500	Devon Energy Corp.	24,843	41,405	41,405
—	—	—	ENSCO International, Inc.	—	—	—
18,140	27,730	24,700	ExxonMobil Corp.	1,617,362	2,472,407	2,202,252
700	1,000	1,000	Hess Corp.	49,854	71,220	71,220
4,140	6,280	5,500	Marathon Oil Corp.	231,426	351,052	307,450
1,600	2,500	2,200	Murphy Oil Corp.	114,432	178,800	157,344
800	1,400	1,200	Noble Corp.	41,704	72,982	62,556
500	700	720	Noble Energy, Inc.	36,020	50,428	51,869
2,840	4,490	4,060	Occidental Petroleum Corp.	198,147	313,267	283,266
—	—	—	Tesoro Petroleum Corp.	—	—	—
1,119	1,749	1,539	Transocean, Inc.	153,628	240,120	211,289
2,400	3,650	3,200	Valero Energy Corp.	156,168	237,506	208,224
—	—	—	XTO Energy, Inc.	—	—	—
				3,934,513	6,038,611	5,399,841
			Oil & Gas Services: 1.0%
—	—	—	Baker Hughes, Inc.	—	—	—
5,760	8,885	7,700	Halliburton Co.	210,874	325,280	281,897
400	800	500	National Oilwell Varco, Inc.	27,260	54,520	34,075
2,900	4,500	4,000	Schlumberger Ltd.	271,005	420,525	373,800
—	—	—	Smith International, Inc.	—	—	—
				509,139	800,325	689,772
			Packaging & Containers: 0.0%
—	—	—	Ball Corp.	—	—	—
—	—	—	Pactiv Corp.	—	—	—
				—	—	—
			Pharmaceuticals: 4.4%
—	—	—	Abbott Laboratories	—	—	—
300	500	500	Allergan, Inc.	20,112	33,520	33,520
2,980	4,700	4,400	AmerisourceBergen Corp.	135,203	213,239	199,628
7,200	11,100	9,500	Bristol-Myers Squibb Co.	213,336	328,893	281,485
—	—	—	Cardinal Health, Inc.	—	—	—
8,000	12,400	10,900	Eli Lilly & Co.	423,600	656,580	577,155
400	600	500	Express Scripts, Inc.	27,100	40,650	33,875
—	—	—	Forest Laboratories, Inc.	—	—	—
2,300	3,500	2,900	Gilead Sciences, Inc.	107,042	162,890	134,966
—	—	—	Hospira, Inc.	—	—	—
600	900	700	Medco Health Solutions, Inc.	59,994	89,991	69,993
12,800	19,610	17,500	Merck & Co., Inc.	759,808	1,164,050	1,038,800
8,034	12,496	11,030	Pfizer, Inc.	190,888	296,905	262,073
12,000	18,450	16,600	Schering-Plough Corp.	375,600	577,485	519,580
2,600	3,900	3,800	Watson Pharmaceuticals, Inc.	76,206	114,309	111,378
—	—	—	Wyeth	—	—	—
				2,388,889	3,678,512	3,262,453

ING Index Plus LargeCap Equity Fund IV	ING Principal Protection Fund V	ING Principal Protection Fund VI		ING Index Plus LargeCap Equity Fund IV	ING Principal Protection Fund V	ING Principal Protection Fund VI

			Machinery - Construction & Mining: 0.3%
7,400	3,100	2,900	Caterpillar, Inc.	532,060	222,890	208,510
—	700	600	Terex Corp.	—	45,115	38,670
				532,060	268,005	247,180
			Machinery - Diversified: 0.5%
6,200	1,000	1,000	Cummins, Inc.	724,780	116,900	116,900
800	1,300	1,300	Deere & Co.	137,440	223,340	223,340
—	800	710	Rockwell Automation, Inc.	—	54,312	48,202
				862,220	394,552	388,442
			Media: 1.6%
6,000	2,300	2,100	Clear Channel Communications, Inc.	215,400	82,570	75,390
—	9,550	8,850	Comcast Corp. – Class A	—	196,157	181,779
8,600	7,000	6,500	DIRECTV Group, Inc.	213,882	174,090	161,655
—	800	700	EW Scripps Co.	—	34,760	30,415
3,970	1,470	1,550	McGraw-Hill Cos., Inc.	194,848	72,148	76,074
—	700	600	Meredith Corp.	—	38,535	33,030
—	11,500	10,400	News Corp. - Class A	—	242,305	219,128
—	13,600	12,500	Time Warner, Inc.	—	234,736	215,750
3,800	4,900	4,500	Viacom - Class B	159,676	205,898	189,090
65,250	14,000	12,900	Walt Disney Co.	2,163,038	464,100	427,635
				2,946,844	1,745,299	1,609,946
			Mining: 0.7%
—	1,000	1,000	Alcoa, Inc.	—	36,370	36,370
15,340	2,864	2,631	Freeport-McMoRan Copper & Gold, Inc.	1,517,586	283,336	260,285
—	1,500	1,400	Newmont Mining Corp.	—	74,535	69,566
				1,517,586	394,241	366,221
			Miscellaneous Manufacturing: 3.7%
5,500	3,900	3,650	3M Co.	457,930	324,714	303,899
4,200	2,000	1,900	Cooper Industries Ltd.	210,924	100,440	95,418
—	3,550	3,250	Danaher Corp.	—	308,211	282,165
17,500	3,700	3,500	Dover Corp.	809,900	171,236	161,980
—	1,600	1,400	Eastman Kodak Co.	—	37,568	32,872
8,400	2,300	1,850	Eaton Corp.	750,204	205,413	165,224
73,250	52,950	48,850	General Electric Co.	2,804,734	2,027,456	1,870,467
2,000	3,900	3,800	Honeywell International, Inc.	113,240	220,818	215,156
4,000	3,000	2,900	Illinois Tool Works, Inc.	222,000	166,500	160,950
4,100	2,400	2,200	ITT Corp.	264,204	154,656	141,768
8,175	2,000	1,800	Parker Hannifin Corp.	649,340	158,860	142,974
—	500	1,000	Textron, Inc.	—	34,525	69,050
5,400	2,275	1,950	Tyco International Ltd.	216,702	91,296	78,254
				6,499,178	4,001,693	3,720,177
			Oil & Gas: 7.3%
—	1,300	1,200	Anadarko Petroleum Corp.	—	73,580	67,920
—	1,700	1,600	Apache Corp.	—	164,543	154,864
—	2,000	1,700	Chesapeake Energy Corp.	—	75,700	64,345
36,003	13,661	12,593	Chevron Corp.	3,159,983	1,199,026	1,105,288
16,201	10,147	9,264	ConocoPhillips	1,296,728	812,166	741,491
1,100	3,800	3,500	Devon Energy Corp.	91,091	314,678	289,835
—	1,400	1,300	ENSCO International, Inc.	—	75,390	70,005
61,850	32,650	30,050	ExxonMobil Corp.	5,514,546	2,911,074	2,679,258
2,100	2,000	1,500	Hess Corp.	149,562	142,440	106,830
13,500	4,340	3,900	Marathon Oil Corp.	754,650	242,606	218,010
5,600	1,200	1,100	Murphy Oil Corp.	400,512	85,824	78,672
3,100	2,400	2,200	Noble Corp.	161,603	125,112	114,686
1,930	1,000	890	Noble Energy, Inc.	139,037	72,040	64,116
9,480	5,300	5,200	Occidental Petroleum Corp.	661,420	369,781	362,804
—	800	700	Tesoro Petroleum Corp.	—	39,344	34,426
3,927	1,609	1,469	Transocean, Inc.	539,138	220,900	201,679
8,000	3,500	3,450	Valero Energy Corp.	520,560	227,745	224,492
—	600	600	XTO Energy, Inc.	—	37,092	37,092
				13,388,830	7,189,041	6,615,813
			Oil & Gas Services: 1.0%
—	500	400	Baker Hughes, Inc.	—	40,135	32,108
18,850	5,400	4,550	Halliburton Co.	690,099	197,694	166,576
1,600	2,300	2,100	National Oilwell Varco, Inc.	109,040	156,745	143,115
9,500	6,100	5,600	Schlumberger Ltd.	887,775	570,045	523,320
—	1,500	1,800	Smith International, Inc.	—	94,080	112,896
				1,686,914	1,058,699	978,015
			Packaging & Containers: 0.0%
—	2,500	1,850	Ball Corp.	—	115,625	85,563
—	1,700	1,500	Pactiv Corp.	—	43,180	38,100
				—	158,805	123,663
			Pharmaceuticals: 4.4%
—	4,700	4,400	Abbott Laboratories	—	270,297	253,044
1,000	1,400	1,300	Allergan, Inc.	67,040	93,856	87,152
10,960	1,500	1,380	AmerisourceBergen Corp.	497,255	68,055	62,611
23,900	11,800	10,600	Bristol-Myers Squibb Co.	708,157	349,634	314,078
—	1,140	1,000	Cardinal Health, Inc.	—	69,027	60,550
26,200	7,100	6,500	Eli Lilly & Co.	1,387,290	375,945	344,175
1,420	1,420	1,120	Express Scripts, Inc.	96,205	96,205	75,880
—	950	900	Forest Laboratories, Inc.	—	36,623	34,695
7,200	4,500	4,400	Gilead Sciences, Inc.	335,088	209,430	204,776
—	1,000	900	Hospira, Inc.	—	43,300	38,970
2,000	2,000	1,600	Medco Health Solutions, Inc.	199,980	199,980	159,984
44,050	12,400	11,250	Merck & Co., Inc.	2,614,808	736,064	667,800
26,270	37,190	34,300	Pfizer, Inc.	624,175	883,634	814,968
39,900	10,200	9,450	Schering-Plough Corp.	1,248,870	319,260	295,785
10,000	1,400	1,300	Watson Pharmaceuticals, Inc.	293,100	41,034	38,103
—	5,300	4,800	Wyeth	—	260,230	235,680
				8,071,968	4,052,574	3,688,251

ING Principal		Pro Forma (Unaudited)			ING Principal		Pro Forma (Unaudited)
Protection Fund VII	ING Index Plus LargeCap Fund	ING Index Plus LargeCap Fund			Protection Fund VII	ING Index Plus LargeCap Fund	ING Index Plus LargeCap Fund

				Machinery - Construction & Mining: 0.3%
1,500	21,100	43,900		Caterpillar, Inc.	107,850	1,517,090	3,156,410
200	—	1,500	@	Terex Corp.	12,890	—	96,675
					120,740	1,517,090	3,253,085
				Machinery - Diversified: 0.5%
400	17,800	33,200		Cummins, Inc.	46,760	2,080,820	3,881,080
500	2,200	7,000		Deere & Co.	85,900	377,960	1,202,600
400	—	1,910		Rockwell Automation, Inc.	27,156	—	129,670
					159,816	2,458,780	5,213,350
				Media: 1.6%
1,000	15,900	33,650		Clear Channel Communications, Inc.	35,900	570,810	1,208,035
4,100	—	22,500	@	Comcast Corp. – Class A	84,214	—	462,150
3,000	23,600	58,400	@, L	DIRECTV Group, Inc.	74,610	586,932	1,452,408
400	—	1,900		EW Scripps Co.	17,380	—	82,555
890	10,500	22,600	L	McGraw-Hill Cos., Inc.	43,681	515,340	1,109,209
400	—	1,700		Meredith Corp.	22,020	—	93,585
5,250	—	27,150		News Corp. - Class A	110,618	—	572,051
5,800	—	31,900		Time Warner, Inc.	100,108	—	550,594
2,100	10,000	29,700	@	Viacom - Class B	88,242	420,200	1,247,994
6,300	190,050	362,300		Walt Disney Co.	208,845	6,300,158	12,010,247
					785,618	8,393,440	18,788,828
				Mining: 0.7%
400	—	2,400		Alcoa, Inc.	14,548	—	87,288
1,131	44,800	84,166		Freeport-McMoRan Copper & Gold, Inc.	111,890	4,432,064	8,326,543
600	—	3,500		Newmont Mining Corp.	29,814	—	173,915
					156,252	4,432,064	8,587,746
				Miscellaneous Manufacturing: 3.7%
1,650	15,000	35,400		3M Co.	137,379	1,248,900	2,947,404
900	12,000	25,600		Cooper Industries Ltd.	45,198	602,640	1,285,632
1,450	—	8,250		Danaher Corp.	125,889	—	716,265
1,600	50,800	96,800		Dover Corp.	74,048	2,351,024	4,479,904
700	—	3,700		Eastman Kodak Co.	16,436	—	86,876
900	24,900	48,030		Eaton Corp.	80,379	2,223,819	4,289,561
22,550	213,350	493,950		General Electric Co.	863,440	8,169,167	18,913,321
1,600	5,300	18,900		Honeywell International, Inc.	90,592	300,086	1,070,118
1,300	13,000	29,300		Illinois Tool Works, Inc.	72,150	721,500	1,626,150
1,000	13,500	28,200		ITT Corp.	64,440	869,940	1,817,208
850	24,950	47,425		Parker Hannifin Corp.	67,516	1,981,779	3,766,969
300	—	1,800		Textron, Inc.	20,715	—	124,290
1,100	15,252	31,777	@@	Tyco International Ltd.	44,143	612,063	1,275,212
					1,702,325	19,080,918	42,398,910
				Oil & Gas: 7.3%
500	—	3,000		Anadarko Petroleum Corp.	28,300	—	169,800
700	—	4,000		Apache Corp.	67,753	—	387,160
900	—	4,600		Chesapeake Energy Corp.	34,065	—	174,110
5,771	106,034	215,081		Chevron Corp.	506,521	9,306,604	18,877,660
4,332	47,718	106,691		ConocoPhillips	346,733	3,819,349	8,539,548
1,600	2,900	14,200	L	Devon Energy Corp.	132,496	240,149	1,175,902
400	—	3,100		ENSCO International, Inc.	21,540	—	166,935
13,800	181,550	390,470	S	ExxonMobil Corp.	1,230,408	16,186,998	34,814,305
700	6,700	15,700		Hess Corp.	49,854	477,174	1,118,154
1,800	40,000	79,460		Marathon Oil Corp.	100,620	2,236,000	4,441,814
400	16,300	30,900		Murphy Oil Corp.	28,608	1,165,776	2,209,968
1,100	8,300	20,500	L	Noble Corp.	57,343	432,679	1,068,665
410	4,800	10,950		Noble Energy, Inc.	29,536	345,792	788,838
2,400	29,500	63,270		Occidental Petroleum Corp.	167,448	2,058,215	4,414,348
400	—	1,900		Tesoro Petroleum Corp.	19,672	—	93,442
630	11,133	23,175	@	Transocean, Inc.	86,443	1,528,450	3,181,647
1,400	24,100	49,700		Valero Energy Corp.	91,098	1,568,187	3,233,980
300	—	1,500		XTO Energy, Inc.	18,546	—	92,730
					3,016,984	39,365,373	84,949,006
				Oil & Gas Services: 1.0%
300	—	1,200		Baker Hughes, Inc.	24,081	—	96,324
2,250	56,359	109,754		Halliburton Co.	82,373	2,063,303	4,018,096
1,000	4,500	13,200	@, L	National Oilwell Varco, Inc.	68,150	306,675	899,580
2,600	28,000	63,200		Schlumberger Ltd.	242,970	2,616,600	5,906,040
600	—	3,900		Smith International, Inc.	37,632	—	244,608
					455,206	4,986,578	11,164,648
				Packaging & Containers: 0.0%
900	—	5,250		Ball Corp.	41,625	—	242,813
1,100	—	4,300	@	Pactiv Corp.	27,940	—	109,220
					69,565	—	352,033
				Pharmaceuticals: 4.4%
2,000	—	11,100		Abbott Laboratories	115,020	—	638,361
500	3,000	8,500		Allergan, Inc.	33,520	201,120	569,840
720	30,500	57,140		AmerisourceBergen Corp.	32,666	1,383,785	2,592,442
4,800	71,600	150,500		Bristol-Myers Squibb Co.	142,224	2,121,508	4,459,315
400	—	2,540		Cardinal Health, Inc.	24,220	—	153,797
2,800	79,300	153,200		Eli Lilly & Co.	148,260	4,198,935	8,111,940
520	3,600	9,580	@	Express Scripts, Inc.	35,230	243,900	649,045
450	—	2,300	@	Forest Laboratories, Inc.	17,348	—	88,666
2,100	21,900	48,800	@	Gilead Sciences, Inc.	97,734	1,019,226	2,271,152
400	—	2,300	@	Hospira, Inc.	17,320	—	99,590
800	5,500	14,100	@	Medco Health Solutions, Inc.	79,992	549,945	1,409,859
5,300	128,350	251,260		Merck & Co., Inc.	314,608	7,618,856	14,914,794
15,800	79,730	224,850		Pfizer, Inc.	375,408	1,894,385	5,342,436
4,600	119,000	230,200		Schering-Plough Corp.	143,980	3,724,700	7,205,260
600	26,400	50,000	@	Watson Pharmaceuticals, Inc.	17,586	773,784	1,465,500
2,200	—	12,300		Wyeth	108,020	—	603,930
					1,703,136	23,730,144	50,575,927

ING Index Plus LargeCap Equity Fund	ING Index Plus LargeCap Equity Fund II	ING Index Plus LargeCap Equity Fund III		ING Index Plus LargeCap Equity Fund	ING Index Plus LargeCap Equity Fund II	ING Index Plus LargeCap Equity Fund III

			Pipelines: 0.1%
—	—	—	Questar Corp.	—	—	—
—	—	—	Spectra Energy Corp.	—	—	—
800	1,100	1,100	Williams Cos., Inc.	27,768	38,181	38,181
				27,768	38,181	38,181
			Retail: 3.5%
—	—	—	Abercrombie & Fitch Co.	—	—	—
500	700	700	Autozone, Inc.	55,815	78,141	78,141
—	—	—	Bed Bath & Beyond, Inc.	—	—	—
1,500	2,500	2,000	Best Buy Co., Inc.	76,575	127,625	102,100
2,800	4,400	4,100	Big Lots, Inc.	52,276	82,148	76,547
5,540	8,600	7,600	Coach, Inc.	205,756	319,404	282,264
3,500	5,200	4,600	Costco Wholesale Corp.	235,900	350,480	310,040
3,000	4,700	4,400	CVS Caremark Corp.	120,270	188,423	176,396
—	—	—	Darden Restaurants, Inc.	—	—	—
2,450	3,750	3,550	Family Dollar Stores, Inc.	57,698	88,313	83,603
5,870	9,020	7,400	Gap, Inc.	119,748	184,008	150,960
—	—	—	Home Depot, Inc.	—	—	—
—	—	—	JC Penney Co., Inc.	—	—	—
—	—	—	Kohl’s Corp.	—	—	—
2,600	3,900	3,700	Lowe’s Cos., Inc.	63,466	95,199	90,317
5,550	8,550	7,850	McDonald’s Corp.	324,509	499,919	458,990
—	—	—	Nordstrom, Inc.	—	—	—
900	1,200	1,200	Polo Ralph Lauren Corp.	62,082	82,776	82,776
2,100	3,200	3,000	RadioShack Corp.	38,850	59,200	55,500
—	—	—	Sears Holding Corp.	—	—	—
—	—	—	Staples, Inc.	—	—	—
1,200	1,800	1,700	Starbucks Corp.	28,068	42,102	39,763
—	—	—	Target Corp.	—	—	—
4,030	6,160	5,600	TJX Cos., Inc.	118,240	180,734	164,304
—	—	—	Walgreen Co.	—	—	—
5,400	8,300	7,200	Wal-Mart Stores, Inc.	258,660	397,570	344,880
2,400	3,600	2,900	Wendy’s International, Inc.	67,272	100,908	81,287
—	—	—	Yum! Brands, Inc.	—	—	—
				1,885,185	2,876,950	2,577,868
			Savings & Loans: 0.5%
13,600	21,100	18,500	Hudson City Bancorp., Inc.	206,992	321,142	281,570
5,500	8,480	7,153	Washington Mutual, Inc.	107,250	165,360	139,484
				314,242	486,502	421,054
			Semiconductors: 2.2%
—	—	—	Analog Devices, Inc.	—	—	—
2,400	3,600	3,400	Applied Materials, Inc.	45,192	67,788	64,022
—	—	—	Broadcom Corp.	—	—	—
22,300	34,200	30,500	Intel Corp.	581,584	891,936	795,440
—	—	—	KLA-Tencor Corp.	—	—	—
500	700	700	MEMC Electronic Materials, Inc.	38,790	54,306	54,306
—	—	—	National Semiconductor Corp.	—	—	—
2,700	4,200	3,950	Novellus Systems, Inc.	70,227	109,242	102,740
13,050	20,000	17,800	Nvidia Corp.	411,597	630,800	561,412
—	—	—	QLogic Corp.	—	—	—
2,800	4,100	3,800	Texas Instruments, Inc.	88,396	129,437	119,966
—	—	—	Xilinx, Inc.	—	—	—
				1,235,786	1,883,509	1,697,886
			Software: 2.3%
—	—	—	Adobe Systems, Inc.	—	—	—
1,800	3,000	2,800	Autodesk, Inc.	84,762	141,270	131,852
—	—	—	Automatic Data Processing, Inc.	—	—	—
2,910	4,270	3,920	BMC Software, Inc.	96,263	141,252	129,674
5,400	8,400	7,100	CA, Inc.	132,246	205,716	173,879
—	—	—	Electronic Arts, Inc.	—	—	—
—	—	—	Fidelity National Information Services, Inc.	—	—	—
—	—	—	Fiserv, Inc.	—	—	—
—	—	—	Metavante Technologies, inc.	—	—	—
20,450	31,190	27,850	Microsoft Corp.	687,120	1,047,984	935,760
3,200	4,900	4,600	Novell, Inc.	22,464	34,398	32,292
9,300	14,200	12,400	Oracle Corp.	187,674	286,556	250,232
—	—	—	Paychex, Inc.	—	—	—
				1,210,529	1,857,176	1,653,689
			Telecommunications: 3.8%
1,100	1,800	1,600	American Tower Corp.	50,094	81,972	72,864
16,195	24,665	22,472	AT&T, Inc.	618,811	942,450	858,655
1,000	1,800	1,300	CenturyTel, Inc.	42,630	76,734	55,419
—	—	—	Ciena Corp.	—	—	—
14,670	22,560	20,050	Cisco Systems, Inc.	411,053	632,131	561,801
4,500	6,800	6,400	Corning, Inc.	109,305	165,172	155,456
—	—	—	Embarq Corp.	—	—	—
—	—	—	JDS Uniphase Corp.	—	—	—
1,800	2,300	2,600	Juniper Networks, Inc.	53,496	68,356	77,272
—	—	—	Motorola, Inc.	—	—	—
9,100	14,100	12,400	Qualcomm, Inc.	371,098	574,998	505,672
—	—	—	Qwest Communications International, Inc.	—	—	—
2,900	4,500	4,224	Sprint Nextel Corp.	45,008	69,840	65,556
5,900	9,100	7,950	Verizon Communications, Inc.	254,939	393,211	343,520
—	—	—	Windstream Corp.	—	—	—
				1,956,434	3,004,864	2,696,215
			Toys/Games/Hobbies: 0.0%
—	—	—	Hasbro, Inc.	—	—	—
				—	—	—
			Transportation: 0.4%
—	—	—	Burlington Northern Santa Fe Corp.	—	—	—
—	—	—	CH Robinson Worldwide, Inc.	—	—	—
700	1,100	1,000	CSX Corp.	29,400	46,200	42,000
—	—	—	Expeditors International Washington, Inc.	—	—	—
—	—	—	FedEx Corp.	—	—	—

ING Index Plus LargeCap Equity Fund IV	ING Principal Protection Fund V	ING Principal Protection Fund VI		ING Index Plus LargeCap Equity Fund IV	ING Principal Protection Fund V	ING Principal Protection Fund VI

			Pipelines: 0.1%
—	1,400	1,400	Questar Corp.	—	74,830	74,830
—	4,000	3,700	Spectra Energy Corp.	—	98,560	91,168
2,300	2,850	3,450	Williams Cos., Inc.	79,833	98,924	119,750
				79,833	272,314	285,748
			Retail: 3.5%
—	1,000	900	Abercrombie & Fitch Co.	—	82,040	73,836
1,300	900	800	Autozone, Inc.	145,119	100,467	89,304
—	1,000	1,000	Bed Bath & Beyond, Inc.	—	31,450	31,450
5,550	3,085	2,965	Best Buy Co., Inc.	283,328	157,489	151,363
10,400	2,900	1,900	Big Lots, Inc.	194,168	54,143	35,473
18,200	4,320	3,950	Coach, Inc.	675,948	160,445	146,703
11,450	3,700	3,450	Costco Wholesale Corp.	771,730	249,380	232,530
11,198	9,410	8,476	CVS Caremark Corp.	448,928	377,247	339,803
—	2,200	1,650	Darden Restaurants, Inc.	—	87,538	65,654
8,750	1,950	1,750	Family Dollar Stores, Inc.	206,063	45,923	41,213
18,720	4,390	3,050	Gap, Inc.	381,888	89,556	62,220
—	6,470	5,940	Home Depot, Inc.	—	184,783	169,646
—	750	650	JC Penney Co., Inc.	—	33,090	28,678
—	1,450	1,000	Kohl’s Corp.	—	71,456	49,280
9,280	10,560	9,700	Lowe’s Cos., Inc.	226,525	257,770	236,777
19,300	7,200	7,050	McDonald’s Corp.	1,128,471	420,984	412,214
—	1,400	1,500	Nordstrom, Inc.	—	46,956	50,310
2,900	1,200	1,000	Polo Ralph Lauren Corp.	200,042	82,776	68,980
7,400	1,800	1,700	RadioShack Corp.	136,900	33,300	31,450
—	450	390	Sears Holding Corp.	—	47,480	41,149
—	1,610	1,650	Staples, Inc.	—	38,157	39,105
4,100	4,150	3,800	Starbucks Corp.	95,899	97,069	88,882
—	3,650	3,450	Target Corp.	—	219,219	207,207
14,200	4,850	3,850	TJX Cos., Inc.	416,628	142,299	112,959
—	1,300	1,200	Walgreen Co.	—	47,567	43,908
17,400	11,500	10,650	Wal-Mart Stores, Inc.	833,460	550,850	510,135
8,900	1,600	1,400	Wendy’s International, Inc.	249,467	44,848	39,242
—	2,900	2,500	Yum! Brands, Inc.	—	107,735	92,875
				6,394,564	3,862,017	3,492,346
			Savings & Loans: 0.5%
44,500	13,400	12,300	Hudson City Bancorp., Inc.	677,290	203,948	187,206
18,356	6,962	6,362	Washington Mutual, Inc.	357,942	135,759	124,059
				1,035,232	339,707	311,265
			Semiconductors: 2.2%
—	2,600	2,350	Analog Devices, Inc.	—	80,028	72,333
8,300	10,300	9,350	Applied Materials, Inc.	156,289	193,949	176,061
—	1,200	2,000	Broadcom Corp.	—	32,088	53,480
76,800	35,300	32,130	Intel Corp.	2,002,944	920,624	837,950
—	1,000	900	KLA-Tencor Corp.	—	48,080	43,272
1,100	1,200	1,100	MEMC Electronic Materials, Inc.	85,338	93,096	85,338
—	2,450	2,600	National Semiconductor Corp.	—	56,007	59,436
10,100	1,650	1,500	Novellus Systems, Inc.	262,701	42,917	39,015
44,900	2,900	2,600	Nvidia Corp.	1,416,146	91,466	82,004
—	2,400	2,200	QLogic Corp.	—	32,448	29,744
9,500	7,800	7,300	Texas Instruments, Inc.	299,915	246,246	230,461
—	1,900	1,700	Xilinx, Inc.	—	41,610	37,230
				4,223,333	1,878,559	1,746,324
			Software: 2.3%
—	2,790	2,490	Adobe Systems, Inc.	—	117,571	104,929
6,600	1,650	1,720	Autodesk, Inc.	310,794	77,699	80,995
—	2,250	2,050	Automatic Data Processing, Inc.	—	101,385	92,373
8,760	2,200	2,250	BMC Software, Inc.	289,781	72,776	74,430
18,900	5,600	5,150	CA, Inc.	462,861	137,144	126,124
—	600	500	Electronic Arts, Inc.	—	33,714	28,095
—	900	800	Fidelity National Information Services, Inc.	—	38,898	34,576
—	1,050	1,000	Fiserv, Inc.	—	53,897	51,330
—	—	1	Metavante Technologies, inc.	—	—	23
70,150	44,800	41,300	Microsoft Corp.	2,357,040	1,505,280	1,387,665
9,100	5,200	4,700	Novell, Inc.	63,882	36,504	32,994
30,560	22,840	20,920	Oracle Corp.	616,701	460,911	422,166
—	1,400	1,450	Paychex, Inc.	—	54,600	56,550
				4,101,059	2,690,379	2,492,250
			Telecommunications: 3.8%
4,000	2,300	2,100	American Tower Corp.	182,160	104,742	95,634
55,576	33,948	31,052	AT&T, Inc.	2,123,559	1,297,153	1,186,497
3,650	2,400	2,500	CenturyTel, Inc.	155,600	102,312	106,575
—	900	800	Ciena Corp.	—	39,582	35,184
50,600	32,800	30,250	Cisco Systems, Inc.	1,417,812	919,056	847,605
14,200	8,950	7,550	Corning, Inc.	344,918	217,396	183,390
—	685	675	Embarq Corp.	—	34,901	34,391
—	2,700	2,500	JDS Uniphase Corp.	—	36,342	33,650
6,000	2,400	2,800	Juniper Networks, Inc.	178,320	71,328	83,216
—	11,080	10,190	Motorola, Inc.	—	176,948	162,734
29,850	11,050	10,250	Qualcomm, Inc.	1,217,283	450,619	417,995
—	8,900	8,300	Qwest Communications International, Inc.	—	59,007	55,029
7,620	11,002	9,200	Sprint Nextel Corp.	118,262	170,751	142,784
20,450	12,150	11,200	Verizon Communications, Inc.	883,645	525,002	483,952
—	6,800	6,300	Windstream Corp.	—	88,060	81,585
				6,621,559	4,293,199	3,950,221
			Toys/Games/Hobbies: 0.0%
—	1,800	1,700	Hasbro, Inc.	—	49,986	47,209
				—	49,986	47,209
			Transportation: 0.4%
—	400	400	Burlington Northern Santa Fe Corp.	—	33,408	33,408
—	800	700	CH Robinson Worldwide, Inc.	—	41,240	36,085
2,540	4,340	3,880	CSX Corp.	106,680	182,280	162,960
—	800	700	Expeditors International Washington, Inc.	—	37,536	32,844
—	2,000	2,000	FedEx Corp.	—	196,940	196,940

ING Principal		Pro Forma (Unaudited)			ING Principal		Pro Forma (Unaudited)
Protection Fund VII	ING Index Plus LargeCap Fund	ING Index Plus LargeCap Fund			Protection Fund VII	ING Index Plus LargeCap Fund	ING Index Plus LargeCap Fund

				Pipelines: 0.1%
800	—	3,600		Questar Corp.	42,760	—	192,420
1,700	—	9,400		Spectra Energy Corp.	41,888	—	231,616
1,250	6,900	19,750		Williams Cos., Inc.	43,388	239,499	685,524
					128,036	239,499	1,109,560
				Retail: 3.5%
400	—	2,300		Abercrombie & Fitch Co.	32,816	—	188,692
300	5,300	10,500	@, L	Autozone, Inc.	33,489	591,639	1,172,115
400	—	2,400	@	Bed Bath & Beyond, Inc.	12,580	—	75,480
1,240	15,900	34,740	L	Best Buy Co., Inc.	63,302	811,695	1,773,477
1,200	28,100	55,800	@, L	Big Lots, Inc.	22,404	524,627	1,041,786
1,810	55,000	105,020	@	Coach, Inc.	67,223	2,042,700	3,900,443
1,400	33,800	67,100		Costco Wholesale Corp.	94,360	2,278,120	4,522,540
3,904	30,500	75,588		CVS Caremark Corp.	156,511	1,222,745	3,030,323
850	—	4,700		Darden Restaurants, Inc.	33,822	—	187,014
850	22,800	45,850		Family Dollar Stores, Inc.	20,018	536,940	1,079,771
1,400	56,700	106,550		Gap, Inc.	28,560	1,156,680	2,173,620
2,770	—	15,180		Home Depot, Inc.	79,111	—	433,540
400	—	1,800		JC Penney Co., Inc.	17,648	—	79,416
450	—	2,900	@	Kohl’s Corp.	22,176	—	142,912
4,500	23,500	67,740		Lowe’s Cos., Inc.	109,830	573,635	1,653,519
3,150	55,450	114,100		McDonald’s Corp.	184,181	3,242,162	6,671,430
700	—	3,600		Nordstrom, Inc.	23,478	—	120,744
400	8,100	16,900		Polo Ralph Lauren Corp.	27,592	558,738	1,165,762
800	19,300	39,300	L	RadioShack Corp.	14,800	357,050	727,050
230	—	1,070	@	Sears Holding Corp.	24,267	—	112,896
625	—	3,885		Staples, Inc.	14,813	—	92,075
1,750	10,700	29,200	@, L	Starbucks Corp.	40,933	250,273	682,989
1,550	—	8,650		Target Corp.	93,093	—	519,519
1,800	38,800	79,290		TJX Cos., Inc.	52,812	1,138,392	2,326,368
500	—	3,000		Walgreen Co.	18,295	—	109,770
4,850	51,900	117,200		Wal-Mart Stores, Inc.	232,315	2,486,010	5,613,880
700	19,100	40,600	L	Wendy’s International, Inc.	19,621	535,373	1,138,018
1,400	—	6,800		Yum! Brands, Inc.	52,010	—	252,620
					1,592,060	18,306,779	40,987,769
				Savings & Loans: 0.5%
5,600	134,700	263,700		Hudson City Bancorp., Inc.	85,232	2,050,134	4,013,514
2,891	55,500	111,204	L	Washington Mutual, Inc.	56,375	1,082,250	2,168,479
					141,607	3,132,384	6,181,993
				Semiconductors: 2.2%
1,150	—	6,100		Analog Devices, Inc.	35,397	—	187,758
4,350	21,700	63,400	L	Applied Materials, Inc.	81,911	408,611	1,193,823
500	—	3,700	@	Broadcom Corp.	13,370	—	98,938
14,800	223,600	469,630		Intel Corp.	385,984	5,831,488	12,247,950
400	—	2,300		KLA-Tencor Corp.	19,232	—	110,584
500	4,200	10,000	@	MEMC Electronic Materials, Inc.	38,790	325,836	775,800
1,100	—	6,150		National Semiconductor Corp.	25,146	—	140,589
700	27,100	51,900	@	Novellus Systems, Inc.	18,207	704,871	1,349,920
1,250	130,650	233,150	@, L	Nvidia Corp.	39,425	4,120,701	7,353,551
1,100	—	5,700	@	QLogic Corp.	14,872	—	77,064
3,300	25,900	64,500		Texas Instruments, Inc.	104,181	817,663	2,036,265
800	—	4,400		Xilinx, Inc.	17,520	—	96,360
					794,035	12,209,170	25,668,602
				Software: 2.3%
1,170	—	6,450	@	Adobe Systems, Inc.	49,304	—	271,804
580	18,100	36,250	@	Autodesk, Inc.	27,312	852,329	1,707,013
1,100	—	5,400		Automatic Data Processing, Inc.	49,566	—	243,324
1,050	26,650	52,010	@	BMC Software, Inc.	34,734	881,582	1,720,492
2,350	54,500	107,400		CA, Inc.	57,552	1,334,705	2,630,227
300	—	1,400	@	Electronic Arts, Inc.	16,857	—	78,666
400	—	2,100		Fidelity National Information Services, Inc.	17,288	—	90,762
600	—	2,650	@	Fiserv, Inc.	30,798	—	136,025
1	—	2	@	Metavante Technologies, inc.	23	—	46
19,000	201,950	456,690		Microsoft Corp.	638,400	6,785,520	15,344,769
2,200	29,400	63,300	@, L	Novell, Inc.	15,444	206,388	444,366
9,680	90,600	210,500	@	Oracle Corp.	195,342	1,828,308	4,247,890
400	—	3,250		Paychex, Inc.	15,600	—	126,750
					1,148,220	11,888,832	27,042,134
				Telecommunications: 3.8%
900	11,800	25,600	@, L	American Tower Corp.	40,986	537,372	1,165,824
14,301	163,914	362,123		AT&T, Inc.	546,441	6,263,154	13,836,720
1,200	10,600	24,450		CenturyTel, Inc.	51,156	451,878	1,042,304
400	—	2,100	@	Ciena Corp.	17,592	—	92,358
13,900	147,450	332,280	@	Cisco Systems, Inc.	389,478	4,131,549	9,310,485
3,700	42,800	94,900		Corning, Inc.	89,873	1,039,612	2,305,122
348	—	1,708		Embarq Corp.	17,731	—	87,023
1,200	—	6,400	@	JDS Uniphase Corp.	16,152	—	86,144
1,100	17,500	36,500	@, L	Juniper Networks, Inc.	32,692	520,100	1,084,780
5,220	—	26,490		Motorola, Inc.	83,363	—	423,045
4,650	90,300	181,700		Qualcomm, Inc.	189,627	3,682,434	7,409,726
4,100	—	21,300	@	Qwest Communications International, Inc.	27,183	—	141,219
4,668	28,900	73,014		Sprint Nextel Corp.	72,447	448,528	1,133,176
5,150	58,700	130,600		Verizon Communications, Inc.	222,532	2,536,427	5,643,228
2,900	—	16,000		Windstream Corp.	37,555	—	207,200
					1,834,808	19,611,054	43,968,354
				Toys/Games/Hobbies: 0.0%
800	—	4,300		Hasbro, Inc.	22,216	—	119,411
					22,216	—	119,411
				Transportation: 0.4%
200	—	1,000		Burlington Northern Santa Fe Corp.	16,704	—	83,520
400	—	1,900		CH Robinson Worldwide, Inc.	20,620	—	97,945
1,860	6,400	21,820		CSX Corp.	78,120	268,800	916,440
400	—	1,900		Expeditors International Washington, Inc.	18,768	—	89,148
800	—	4,800		FedEx Corp.	78,776	—	472,656

ING Index Plus LargeCap Equity Fund	ING Index Plus LargeCap Equity Fund II	ING Index Plus LargeCap Equity Fund III		ING Index Plus LargeCap Equity Fund	ING Index Plus LargeCap Equity Fund II	ING Index Plus LargeCap Equity Fund III

800	1,300	1,200	Norfolk Southern Corp.	40,968	66,573	61,452
400	700	600	Union Pacific Corp.	50,456	88,298	75,684
—	—	—	United Parcel Service, Inc. - Class B	—	—	—
				120,824	201,071	179,136

			Total Common Stock	36,635,193	56,371,867	50,248,192
			(Cost$)	30,792,356	48,839,011	43,002,300

REAL ESTATE INVESTMENT TRUSTS: 0.1%
Hotels: 0.0%
—	—	—	Host Hotels & Resorts, Inc.	—	—	—
				—	—	—
Regional Malls: 0.0%
—	—	—	General Growth Properties, Inc.	—	—	—
—	—	—	Simon Property Group, Inc.	—	—	—
				—	—	—
Warehouse/Industrial: 0.1%
—	—	—	Prologis	—	—	—
				—	—	—

			Total Real Estate Investment Trusts	—	—	—
			(Cost$)	—	—	—

ING Index Plus LargeCap Equity Fund IV	ING Principal Protection Fund V	ING Principal Protection Fund VI		ING Index Plus LargeCap Equity Fund IV	ING Principal Protection Fund V	ING Principal Protection Fund VI

2,850	2,850	2,700	Norfolk Southern Corp.	145,949	145,949	138,267
1,500	1,950	1,750	Union Pacific Corp.	189,210	245,973	220,745
—	3,500	3,100	United Parcel Service, Inc. - Class B	—	257,867	228,408
				441,839	1,141,193	1,049,657

			Total Common Stock	125,333,170	71,493,645	65,890,966
			(Cost$)	96,306,977	70,492,090	64,008,771

REAL ESTATE INVESTMENT TRUSTS: 0.1%
			Hotels: 0.0%
—	2,300	2,100	Host Hotels & Resorts, Inc.	—	44,137	40,299
				—	44,137	40,299
			Regional Malls: 0.0%
—	700	600	General Growth Properties, Inc.	—	32,508	27,864
—	400	400	Simon Property Group, Inc.	—	39,380	39,380
				—	71,888	67,244
			Warehouse/Industrial: 0.1%
—	2,200	2,100	Prologis	—	143,924	137,382
				—	143,924	137,382

			Total Real Estate Investment Trusts	—	259,949	244,925
			(Cost$)	—	289,717	274,915

ING Principal		Pro Forma (Unaudited)		ING Principal		Pro Forma (Unaudited)
Protection Fund VII	ING Index Plus LargeCap Fund	ING Index Plus LargeCap Fund		Protection Fund VII	ING Index Plus LargeCap Fund	ING Index Plus LargeCap Fund

1,250	7,600	20,550	Norfolk Southern Corp.	64,013	389,196	1,052,367
800	4,100	11,800	Union Pacific Corp.	100,912	517,174	1,488,452
1,500	—	8,100	United Parcel Service, Inc. - Class B	110,520	—	596,795
				488,433	1,175,170	4,797,323

			Total Common Stock	30,265,680	364,266,027	800,504,740
			(Cost$)	29,641,846	298,045,812	681,129,163

REAL ESTATE INVESTMENT TRUSTS: 0.1%
			Hotels: 0.0%
1,000	—	5,400	Host Hotels & Resorts, Inc.	19,190	—	103,626
				19,190	—	103,626
			Regional Malls: 0.0%
400	—	1,700	General Growth Properties, Inc.	18,576	—	78,948
200	—	1,000	Simon Property Group, Inc.	19,690	—	98,450
				38,266	—	177,398
			Warehouse/Industrial: 0.1%
900	—	5,200	Prologis	58,878	—	340,184
				58,878	—	340,184

			Total Real Estate Investment Trusts	116,334	—	621,208
			(Cost$)	131,399	—	696,031

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.6%
			Federal Home Loan Mortgage Corporation: 3.6%
$	$—	$—	3.620%, due 06/26/08	$—	$—	$—
				—	—	—
			Federal National Mortgage Association: 17.8%
—	—	—	3.500%, due 01/22/08	—	—	—
—	—	—	3.510%, due 05/15/08	—	—	—
—	—	—	3.590%, due 04/22/08	—	—	—
				—	—	—
			Other U.S. Agency Obligations: 4.2%
—	—	—	Federal Agricultural Mortgage Corp., 3.590%, due 04/22/08	—	—	—
				—	—	—

			Total U.S. Government Agency Obligations	—	—	—
			(Cost$)	—	—	—

			Federal Home Loan Mortgage Corporation: 3.6%
$—	$—	$—	3.620%, due 06/26/08	$—	$—	$—
				—	—	—
			Federal National Mortgage Association: 17.8%
—	124,700,000	—	3.500%, due 01/22/08	—	124,079,069	—
—	—	—	3.510%, due 05/15/08	—	—	—
—	—	66,500,000	3.590%, due 04/22/08	—	—	65,584,162
				—	124,079,069	65,584,162
			Other U.S. Agency Obligations: 4.2%
—	—	50,000,000	Federal Agricultural Mortgage Corp., 3.590%, due 04/22/08	—	—	49,311,400
				—	—	49,311,400

			Total U.S. Government Agency Obligations	—	124,079,069	114,895,562
			(Cost$)	—	124,119,668	115,037,324
U.S. TREASURY OBLIGATIONS: 2.3%
			U.S. Treasury STRIP: 2.3%
—	—	—	2.940%, due 02/15/08	—	—	—
—	—	—	3.290%, due 05/15/08	—	—	—

			Total U.S. Treasury Obligations	—	—	—
			(Cost$)	—	—	—

			Total Long-Term Investments	36,635,193	56,371,867	50,248,192
			(Cost$)	30,792,356	48,839,011	43,002,300

			U.S. Treasury STRIP: 2.3%
—	—	17,137,000	2.940%, due 02/15/08	—	—	17,030,048
—	—	—	3.290%, due 05/15/08	—	—	—

			Total U.S. Treasury Obligations	—	—	17,030,048
			(Cost$)	—	—	17,018,931

			Total Long-Term Investments	125,333,170	195,832,663	198,061,501
			(Cost$)	96,306,977	194,901,475	196,339,941

		Principal Amount					Value

				Federal Home Loan Mortgage Corporation: 3.6%
$42,500,000	$—	$42,500,000	Z	3.620%, due 06/26/08	$41,646,728	$—	$41,646,728
					41,646,728	—	41,646,728
				Federal National Mortgage Association: 17.8%
—	—	124,700,000	Z	3.500%, due 01/22/08	—	—	124,079,069
17,000,000	—	17,000,000	^^, Z	3.510%, due 05/15/08	16,727,507	—	16,727,507
—	—	66,500,000	Z	3.590%, due 04/22/08	—	—	65,584,162
					16,727,507	—	206,390,738
				Other U.S. Agency Obligations: 4.2%
—	—	50,000,000	Z	Federal Agricultural Mortgage Corp., 3.590%, due 04/22/08	—	—	49,311,400
					—	—	49,311,400

				Total U.S. Government Agency Obligations	58,374,235	—	297,348,866
				(Cost$)	58,671,353	—	297,828,345

U.S. TREASURY OBLIGATIONS:
				U.S. Treasury STRIP: 2.3%
—	—	17,137,000	^^	2.940%, due 02/15/08	—	—	17,030,048
9,200,000	—	9,200,000	^^	3.290%, due 05/15/08	9,064,981	—	9,064,981

				Total U.S. Treasury Obligations	9,064,981	—	26,095,029
				(Cost$)	9,047,424		26,066,355

				Total Long-Term Investments	97,821,230	364,266,027	1,124,569,843
				(Cost$)	97,492,022	298,045,812	1,005,719,894

Shares				Value

SHORT-TERM INVESTMENTS: 4.9%			Mutual Fund: 0.8%
1,000,000	1,000,000	675,000	ING Institutional Prime Money Market Fund	$1,000,000	$1,000,000	$675,000

			Total Mutual Fund	1,000,000	1,000,000	675,000
			(Cost$)	1,000,000	1,000,000	675,000

			Mutual Fund: 0.8%
200,000	5,475,000	325,000	ING Institutional Prime Money Market Fund	$200,000	$5,475,000	$325,000

			Total Mutual Fund	200,000	5,475,000	325,000
			(Cost$)	200,000	5,475,000	325,000

		Shares					Value

				Mutual Fund: 0.8%
190,000	6,000	8,871,000	**	ING Institutional Prime Money Market Fund	$190,000	$6,000	$8,871,000

				Total Mutual Fund	190,000	6,000	8,871,000
				(Cost$)	190,000	6,000	8,871,000

Principal Amount				Value

			U.S. Government Agency Obligations: 1.3%
$—	$—	$—	Fannie Mae, 4.230%, due 01/22/08	$—	$—	$—
—	—	—	Federal Home Loan Bank, 4.260%, due 01/18/08	—	—	—

			Total U.S. Government Agency Obligations	—	—	—
			(Cost$)	—	—	—

			Repurchase Agreement: 0.1%
—	—	—	Goldman Sachs Repurchase Agreement dated 11/30/07, 4.510%, due 12/03/07,$344,129 to be received upon repurchase (Collateralized by$249,000 U.S. Treasury, 7.625%, Market Value plus accrued interest$351,767, due 02/15/25)	—	—	—

130,000	150,000	383,000	Morgan Stanley Repurchase Agreement dated 11/30/07, 4.500%, due 12/03/07,$1,320,495 to be received upon repurchase (Collateralized by$2,395,000 Resolution Funding Corporation, Discount Note, Market Value$1,353,726, due 07/15/20)	130,000	150,000	383,000

			Total Repurchase Agreement	130,000	150,000	383,000
			(Cost$)	130,000	150,000	383,000

			Securities Lending Collateralcc: 2.7%
—	—	—	Bank of New York Mellon Corp. Institutional Cash Reserves	—	—	—

			Total Securities Lending Collateral	—	—	—
			(Cost$)	—	—	—

			Total Short-Term Investments	1,130,000	1,150,000	1,058,000
			(Cost$)	1,130,000	1,150,000	1,058,000

Total Investments in Securities	102.0%	$37,765,193	$57,521,867	$51,306,192
(Cost$)*		31,922,356	49,989,011	44,060,300
Other Assets and Liabilities - Net	(2.0)	(50,154)	(202,868)	(274,128)
Net Assets	100.0%	$37,715,039	$57,318,999	$51,032,064

Proforma Adjustment	—
Net Assets after Proforma Adjustment	100.0%	$37,715,039	$57,318,999	$51,032,064

			U.S. Government Agency Obligations: 1.3%
$—	$6,555,000	$—	Fannie Mae, 4.230%, due 01/22/08	$—	$6,514,421	$—
—	9,000,000	—	Federal Home Loan Bank, 4.260%, due 01/18/08	—	8,948,060	—

			Total U.S. Government Agency Obligations	—	15,462,481	—
			(Cost$)	—	15,462,481	—

			Repurchase Agreement: 0.1%
—	—	236,000	Goldman Sachs Repurchase Agreement dated 11/30/07, 4.510%, due 12/03/07,$344,129 to be received upon repurchase (Collateralized by$249,000 U.S. Treasury, 7.625%, Market Value plus accrued interest$351,767, due 02/15/25)	—	—	236,000

218,000	439,000	—	Morgan Stanley Repurchase Agreement dated 11/30/07, 4.500%, due 12/03/07,$1,320,495 to be received upon repurchase (Collateralized by$2,395,000 Resolution Funding Corporation, Discount Note, Market Value$1,353,726, due 07/15/20)	218,000	439,000	—

			Total Repurchase Agreement
			(Cost$)	218,000	439,000	236,000
				218,000	439,000	236,000
			Securities Lending Collateralcc: 2.7%
—	—	—	Bank of New York Mellon Corp. Institutional Cash Reserves	—	—	—

			Total Securities Lending Collateral	—	—	—
			(Cost$)	—	—	—

			Total Short-Term Investments
			(Cost$)	418,000	21,376,481	561,000
				418,000	21,376,481	561,000

Total Investments in Securities	102.0%	$125,751,170	$217,209,144	$198,622,501
(Cost$)*		96,724,977	216,277,956	196,900,941
Other Assets and Liabilities - Net	(2.0)	3,630,962	(1,852,771)	983,384
Net Assets	100.0%	$129,382,132	$215,356,373	$199,605,885

Proforma Adjustment	—
Net Assets after Proforma Adjustment	100.0%	$129,382,132	$215,356,373	$199,605,885

		Principal Amount					Value

				U.S. Government Agency Obligations: 1.3%
$—	$—	$6,555,000	Z	Fannie Mae, 4.230%, due 01/22/08	$—	$—	$6,514,421
—	—	9,000,000	Z	Federal Home Loan Bank, 4.260%, due 01/18/08	—	—	8,948,060
					—	—	15,462,481

				Total U.S. Government Agency Obligations	—	—	15,462,481
				(Cost$)	—	—	15,462,481

				Repurchase Agreement: 0.1%
108,000	—	344,000		Goldman Sachs Repurchase Agreement dated 11/30/07, 4.510%, due 12/03/07,$344,129 to be received upon repurchase (Collateralized by$249,000 U.S. Treasury, 7.625%, Market Value plus accrued interest$351,767, due 02/15/25)	108,000	—	344,000

—	—	1,320,000		Morgan Stanley Repurchase Agreement dated 11/30/07, 4.500%, due 12/03/07,$1,320,495 to be received upon repurchase (Collateralized by$2,395,000 Resolution Funding Corporation, Discount Note, Market Value$1,353,726, due 07/15/20)	—	—	1,320,000

				Total Repurchase Agreement	108,000	—	1,664,000
				(Cost$)	108,000	—	1,664,000

				Securities Lending Collateralcc: 2.7%
				Bank of New York Mellon Corp. Institutional Cash Reserves	—	31,321,762	31,321,762
—	31,321,762	31,321,762
				Total Securities Lending Collateral	—	31,321,762	31,321,762
				(Cost$)	—	31,321,762	31,321,762

				Total Short-Term Investments	298,000	31,327,762	57,319,243
				(Cost$)	298,000	31,327,762	57,319,243

Total Investments in Securities	102.0%	$98,119,230	$395,593,789	$1,181,889,086
(Cost$)*		97,790,022	329,373,574	1,063,039,137
Other Assets and Liabilities - Net	(2.0)	(288,722)	(25,596,626)	(23,650,923)
Net Assets	100.0%	$97,830,508	$369,997,163	$1,158,238,163

Proforma Adjustment	—			—
Net Assets after Proforma Adjustment	100.0%	$97,830,508	$369,997,163	$1,158,238,163

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at November 30, 2007.
**	Investment in affiliate
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
+	As of November 31, 2007, all of the portfolio securities held by the Disappearing Funds would comply with compliance guidelines and restrictions of the Surving Fund.

Cost for federal income tax purposes is	$32,666,568	$51,127,038	$44,981,781
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,067,865	$7,957,559	$7,598,423
Gross Unrealized Depreciation	(969,240)	(1,562,730)	(1,274,012)
Net Unrealized Appreciation	$5,098,625	$6,394,829	$6,324,411

Cost for federal income tax purposes is	$98,442,919	$217,900,087	$197,810,791
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$29,210,909	$2,976,555	$4,264,821
Gross Unrealized Depreciation	(1,902,658)	(3,667,498)	(3,453,111)
Net Unrealized Appreciation	$27,308,251	$(690,943)	$811,710

Cost for federal income tax purposes is	$98,222,100	$334,783,616	$1,075,934,900
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,744,488	$69,733,499	$129,554,119
Gross Unrealized Depreciation	(1,847,358)	(8,923,326)	(23,599,933.0)
Net Unrealized Appreciation	$(102,870)	$60,810,173	$105,954,186

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (“Board”) of ING Index Plus LargeCap Equity Fund, ING Index Plus LargeCap Equity Fund II, ING Index Plus LargeCap Equity Fund III, ING Index Plus LargeCap Equity Fund IV, ING Index Plus LargeCap Equity Fund V, ING Index Plus LargeCap Equity Fund VI and ING Index Plus LargeCap Equity Fund VII (“Index Plus LargeCap Equity Funds”) and ING Index Plus LargeCap Fund (“Index Plus LargeCap”), approved an Agreement and Plan of Reorganization dated June 4, 2008, respectively (the “Plan”) whereby, subject to approval by the shareholders of the Index Plus LargeCap Equity Funds, Index Plus LargeCap will acquire all of the assets of the Index Plus LargeCap Equity Funds, subject to the liabilities of each such Fund, in exchange for a number of shares of  Index Plus LargeCap equal in value to the net assets of the Index Plus LargeCap Equity Funds (the “Mergers”).

The Mergers will be accounted for as tax-free mergers of investment companies with Index Plus LargeCap remaining as the accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at November 30, 2007.  The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of the Index Plus LargeCap Equity Funds and Index Plus LargeCap at November 30, 2007.  The unaudited pro forma statement of operations reflects the results of operations of the Index Plus LargeCap Equity Funds and Index Plus LargeCap for the twelve months ended November 30, 2007.  These statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the date indicated above for the Index Plus LargeCap Equity Funds and Index Plus LargeCap under U.S. generally accepted accounting principles for investment companies.  The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Index Plus LargeCap for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price.  Fund securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each

Fund’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of the Funds.  Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of Index Plus LargeCap are issued in connection with the proposed acquisition of the Index Plus LargeCap Equity Funds by Index Plus LargeCap as of November 30, 2007.   The number of additional shares issued was calculated by dividing the net asset value of each class of the Index Plus LargeCap Equity Funds by the respective class net asset value per share of Index Plus LargeCap.

Note 4 – Unaudited Pro Forma Adjustments:

The accompanying unaudited pro forma financial statements reflect changes in Fund shares as if the merger had taken place on November 30, 2007. The Index Plus LargeCap Equity Funds expenses were adjusted assuming Index Plus LargeCap’s fee structure was in effect for the twelve months ended November 30, 2007.

Note 5 – Merger Costs:

Merger costs to be incurred by the Index Plus LargeCap Equity Funds are estimated at approximately $435,000. These costs represent one half of the estimated expenses of the Funds carrying out their obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed mergers.  ING Investments LLC, Investment Adviser to the Funds, will bear the other half of the costs of the mergers.

Note 6 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 7 – Federal Income Taxes:

It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

PORTFOLIO MANAGERS’ REPORT FOR ING INDEX PLUS LARGECAP FUND

Set forth below is an excerpt from ING Index Plus LargeCap Fund’s semi–annual report dated November 30, 2007.

* * * *

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2007

We started our new fiscal year knowing that the last one would be a hard act to follow, with the equity indices for most of the major regions returning more than 20% in local currencies.  Few, however, could have expected the tumult of the first half of the reporting period.  After nervous optimism persisted into July 2007, a credit crisis sent investors fleeing stock markets and into Treasuries.  The U.S. Federal Reserve Board (the “Fed”) rate cuts provided some solace, but by the end of November 2007, these were no longer enough.  For the six-month period ended November 30, 2007, global equities in the form of the Morgan Stanley Capital International World IndexSM(1) (“MSCI World IndexSM”) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) fell 3.4%.  In currencies, the view that European interest rates would stay firmer than those in the U.S. supported the pound and euro for most of the period, while the yen continued to be dragged down by the “carry trade”, in which speculators borrow in yen at low interest rates and buy higher yielding securities in other currencies. But in the flight from risk, these trades were unwound and the yen rebounded.  For the six months ended November 30, 2007, the dollar fell 9.1%, 4.5% and 9.5% against the euro (repeatedly making new lows), pound and yen, respectively.

The recession in the housing market had taken a new disturbing turn by the summer, as lax lending standards especially in the sub-prime mortgage loan sector were sending foreclosure rates and default provisions soaring, and some lenders into bankruptcy.  Furthermore, the huge volumes of securities backed by such loans were declining in value, if they could find a bid at all.  Much of this exposure was held by hedge funds and structured investment vehicles, which financed their purchases with investors’ money and by issuing lower yielding short term commercial paper, a variant of the carry trade.  In June 2007, the investment bank, Bear Stearns, had to step in to rescue two of its hedge funds in distress over holdings in mortgage bonds.

So far, few observers believed that the sub-prime mortgage problems might lead to recession.  But from mid-July 2007, a series of shocks sent investors scurrying for cover.  A large mortgage lender, Countrywide, reported that the sub-prime default crisis had spread to other classes of mortgage loans. Worse, by month-end, American Home Mortgage revealed that its creditors had initiated margin calls and that bankruptcy was a possibility.  A week later it was fact.

Confirmation that the global asset-backed commercial paper market was close to atrophy came on August 9, 2007 from an unlikely source when French bank BNP Paribas announced similar problems with its own U.S. mortgage-backed structured investment vehicles.  Banks were by now reluctant to lend to each other because no-one could be sure where the exposure to tainted securities ultimately lay.

Central banks responded by pouring billions into the inter-bank system.  On August 17, 2007, the Fed cut the discount rate, (the rate it will lend to banks), by 50 basis points (0.50%), followed on September 18, 2007, by an unexpectedly soothing 50 basis points (0.50%) federal funds rate reduction, and another 50 basis points (0.50%) cut in the discount rate.  Finally, on October 31, 2007, the Federal Open Market Committee (“FOMC”) cut both rates by an additional 0.25%.

Yet, as November 2007 wore on, many wondered how much further the FOMC could go, with consumer price inflation above 2%, and even whether rate cutting was the answer to what seemed like a different set of problems. Bank lending standards to businesses and consumers were tightening.  The asset-backed commercial paper market continued to shrink.  Financial institutions were writing down mortgage backed securities in billions of dollars at a time.  Home prices were still falling.

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index(2) (“S&P 500® Index”) including dividends, had at last breached their March 2000 record in May 2007 and the S&P 500® Index proceeded fitfully to its best level yet on July 19, 2007, reassured by better than expected corporate profits. But the prospect of continued takeover activity, that other great pillar of stock market support worldwide, vanished with the liquidity required to fund it, as the events described above played out.  This and general risk aversion took the S&P 500® Index down about 9.5% in the next 19 trading sessions.  Recovery was swift after rate cut expectations set in, with a rise of nearly 3% in response to the pleasant surprise on September 18, 2007, and a new all time record close on October 9, 2007.  It didn’t last.  The financials sector led third quarter S&P 500 earnings lower by about 9% year over year and with growing doubts that any real progress out of the crisis was being made, the same sector dragged the S&P 500® Index down sharply in November 2007, leading to a return of (2.3)% for the six-month period ended November 30, 2007.

Internationally, the MSCI Japan® Index(3) fell 12.0% in the first half of the fiscal year.  As the period started, gross domestic product (“GDP”) was already contracting, while consumer prices and wages maintained a downward drift almost without interruption through November 2007.  Additionally, the unwinding of carry trades boosted the yen and threatened exports.  The MSCI Europe ex UK® Index(4) returned (4.9)% over the same period.  A rally on continuing merger and acquisition activity and record low Eurozone unemployment, succumbed to nervousness in mid-July 2007, after another rate increase and turned into a rout as the sub-prime debacle unfolded.  The MSCI UK® Index(5) retreated 2.1% after stocks initially surged into the summer, shrugging off a rate increase to a six-year high as a robust service sector and merger and acquisition activity bolstered sentiment.  The August 2007 slide then was even more violent than in continental Europe.

(1) The MSCI World IndexSM is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

(2) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(3) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(4) The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(5) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

* * * *

ING INDEX PLUS LARGECAP FUND: PORTFOLIO MANAGERS’ REPORT

ING Index Plus LargeCap Fund (the “Fund”) seeks to outperform the total return performance of the Standard & Poor’s 500® Composite Stock Price Index(1) (“S&P 500® Index”), while maintaining a market level of risk. The Fund is managed by Omar Aguilar, Ph.D. and Vincent Costa, CFA, Portfolio Managers, both of ING Investment Management Co. — the Sub-Adviser.

Performance: For the six months ended November 30, 2007, the Fund’s Class A shares, excluding sales charges, provided a total return of (3.84)% compared to the S&P 500® Index, which returned (2.33)%, for the same period.

Portfolio Specifics: The second half of 2007 was a difficult time for the Sub-Adviser’s quantitative managers. The third quarter was particularly difficult as many of our strategies experienced negative returns relative to their benchmarks. In July and early August, a majority of our quantitative factors related to value, quality and momentum experienced significant underperformance. We believe that this underperformance was driven by a transition in market leadership from value to growth. During periods of transition, it is difficult for our models to adjust to relatively quick changes in market leadership. We believe that over longer periods of time, (i.e., six to nine months) momentum factors in our models will capture these changes in leadership and our models will adjust to the new market environment.

The effect of this change in market leadership was magnified by the sub-prime turmoil, resulting in a significant spike in volatility. In the past, we have experienced similar market transitions without dramatic increases in market volatility. However, on August 8 and August 9, we experienced severe underperformance of all factors and negative performance which was far away from our expected tracking error targets.

Industry Allocation

as of November 30, 2007

(as a percent of net assets)

Portfolio holdings are subject to change daily.

We believe this significant underperformance was due to the systematic unwinding of leveraged positions by quantitative hedge funds. In fact, much of our negative performance came from poorly ranked stocks that were underweighted in our portfolios, suggesting that quantitative hedge fund managers were willing to sell their highly ranked stocks to cover their short positions.

After a tough summer, performance bounced back in November, as we recalibrated factor weights in our quantitative model to adjust to the new “growth” market environment.

The Fund’s underperformance was primarily due to security selection based on valuation factors, especially as it relates to the financials sector. Sector positions that detracted from performance include an overweight position in the consumer discretionary sector and an underweight position in the health care sector. These losses were partially offset by underweight positions in the telecommunication services and utilities sectors.

Security selection detracted from performance primarily in the health care, information technology and energy sectors. These losses were partially offset by security selection in the consumer staples and consumer discretionary sectors.

The greatest detractors from results included overweight positions in Coach, Inc., Washington Mutual and Marathon Oil Corp. Top contributors included underweight positions in Fannie Mae and Comcast (Class A) and an overweight position in Cisco Systems, Inc.

Top Ten Holdings*

as of November 30, 2007

(as a percent of net assets)

ExxonMobil Corp.	4.4%
Chevron Corp.	2.5%
General Electric Co.	2.2%
Merck & Co., Inc.	2.1%
American International Group, Inc.	1.9%
Microsoft Corp.	1.8%
PepsiCo, Inc.	1.7%
Walt Disney Co.	1.7%
AT&T, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

* Excludes short-term investments related to securities lending collateral.Portfolio holdings are subject to change daily.

Current Strategy and Outlook: Our research builds a structured fund of stocks with fundamental characteristics that we believe will translate into performance advantage over the benchmark. We believe our analysis positions the Fund to capitalize on high quality companies with superior business momentum, strong earnings and attractive valuations. We currently have a slight overweight in the consumer discretionary sector and slight underweights in the telecom services, healthcare and financials sectors.

(1)	The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 12, Section (d) of the Registrant’s form of Articles of Amendment and Restatement provides for indemnification of directors and officers.  In addition, the Registrant’s officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2008.

Section 9 of the Amended Investment Management Agreement provides the following:

The Manager may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the Investment Company Act of 1940 (“1940 Act”) or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager’s duties, or by reason of reckless disregard of the Manager’s obligations and duties under this Agreement. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission by a Sub-Adviser or any of the Sub-Adviser’s stockholders or partners, officers, directors, employees, or agents connected with or arising out of any services rendered under a Sub-Adviser Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager’s duties under this Agreement, or by reason of reckless disregard of the Manager’s obligations and duties under this Agreement. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a Series shall be enforceable against the assets and property of that Series only, and not against the assets or property of any other series of the Fund.

The Administration Agreement provides for indemnification of the Administrator.  Section 7 of the Agreement provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Administrator’s duties, or by reason of reckless disregard of the Administrator’s obligations and duties under this Agreement.  The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Fund in that fiscal year of the Fund.  The Administrator shall look solely to Fund property for satisfaction of claims of any nature against the Fund or a director, officer, employee or agent of the Fund individually arising in connection with the affairs of the Fund.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation’s charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for “reasonable expenses.” The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights that those provided by statute.

ITEM 16. EXHIBITS

(1)                                  (a)                                 Articles of Amendment and Restatement dated February 21, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

(b)                                Articles of Amendment dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

(c)                                 Articles of Amendment dated September 2, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A Registration Statement on September 30, 2003 and incorporated herein by reference.

(d)                                Articles of Amendment dated October 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(e)                                 Articles of Amendment effective February 17, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(f)                                   Articles of Amendment effective March 1, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(g)                                Articles of Amendment effective August 14, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on July 21, 2005 and incorporated herein by reference.

(h)                                Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

(i)                                    Plan of Liquidation and Dissolution of Series with respect to ING Class Principal Protection Fund II – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

(k)                                 Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund III – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant Registration Statement on Form N-1A on July 14, 2005 and incorporated herein by reference.

(l)                                    Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund IV – Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

(m)                              Articles of Amendment effective December 1, 2005, regarding name change of ING Index Plus Protection Fund – Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

(n)                                Articles Supplementary dated March 13, 2006, regarding ING 130/30 Large Cap Equity Fund (ING 130/30 Fundamental Research Fund) – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(o)                                Articles of Amendment effective April 28, 2006, regarding name change of ING Strategic Allocation Balanced Fund and ING Strategic Allocation Income Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(p)                                Articles of Amendment effective March 30, 2006 regarding name change of ING 130/30 Large Cap Equity Fund to ING 130/30 Fundamental Research Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(q)                                Plan of Liquidation and Dissolution of Series effective April 3, 2006 for ING Classic Index Plus Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(r)                                   Articles of Amendment effective June 13, 2006, regarding the dissolution of ING Classic Index Plus Fund – Filed as an Exhibit to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A on July 28, 2006 and incorporated herein by reference.

(s)                                 Articles of Amendment effective August 14, 2006, regarding name change of ING Equity Income Fund to ING Growth and Income Fund – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(t)                                   Articles of Amendment effective February 2, 2007, regarding name change of ING Aeltus Money Market Fund to ING Money Market Fund – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(u)                                Articles of Amendment effective February 28, 2007, regarding name change of ING International Growth Fund to ING International Equity Fund – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(v)                                Articles of Amendment effective January 7, 2008, regarding dissolution of ING Growth Fund and ING International Equity Fund – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

(w)                              Articles Supplementary dated February 15, 2008, regarding the creation of ING Global Income Builder Fund and ING Tactical Asset Allocation Fund – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A on March 4, 2008 and incorporated herein by reference.

(x)                                  Articles Supplementary dated May 20, 2008, regarding the creation of ING Corporate Leaders 100 Fund – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration Statement on Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(2)                                 Second Amended and Restated By-Laws – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(3)                                 Not applicable.

(4)                                 Agreement and Plan of Reorganization between ING Series Fund, Inc., on behalf of its ING Index Plus LargeCap Fund series, and ING Equity Trust, on behalf of each of its following separate series: (i) ING Index Plus LargeCap Equity Fund; (ii) ING Index Plus LargeCap Equity Fund II; (iii) ING Index Plus LargeCap Equity Fund III; (iv) ING Index Plus LargeCap Equity Fund IV; (v) ING Index Plus LargeCap Equity Fund V; (vi) ING Index Plus LargeCap Equity Fund VI; and (vii) ING Index Plus LargeCap Equity Fund VII — Filed herewith.

(5)                                 Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(6)                                  (a)                                 Amended Investment Management Agreement dated April 1, 2004 between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement on May 25, 2004 and incorporated herein by reference.

(i)                                    Amendment to Amended Investment Management Agreement dated January 1, 2007, between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(ii)           Second Amendment to Amended Investment Management Agreement effective April 4, 2008, between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on April 4, 2008 and incorporated herein by reference.

(iii)          Form of Amended and Restated Schedule A effective June 11, 2008, to the Amended Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 113 to the Registrant’s Form N-1A Registration Statement on June 10, 2008 and incorporated herein by reference.

(b)                                Sub-Advisory Agreement dated March 1, 2002, between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)            First Amendment to Sub-Advisory Agreement effective July 29, 2003, between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(ii)           Second Amendment to Sub-Advisory Agreement dated January 1, 2007, between ING Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(iii)          Third Amendment to Sub-Advisory Agreement effective October 1, 2007, between ING Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on April 4, 2008 and incorporated herein by reference.

(iv)                             Fourth Amendment to Sub-Advisory Agreement effective April 4, 2008, between ING Investments, LLC and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A on April 14, 2008 and incorporated herein by reference.

(v)                                Form of Amended and Restated Schedule A effective June 11, 2008, with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 113 to the Registrant’s Form N-1A Registration Statement on June 10, 2008 and incorporated herein by reference..

(c)                                 Sub-Advisory Agreement dated September 30, 2006, between ING Investments, LLC and BlackRock Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(i)                                    First Amendment to Sub-Advisory Agreement dated January 1, 2007 between ING Investments, LLC and BlackRock Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(d)                                Amended and Restated Expense Limitation Agreement effective March 1, 2002, as restated August 1, 2003 and amended and restated April 1, 2005 between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement filed on Form N-1A on July 14, 2005 and incorporated herein by reference.

(i)                                    Form of Amended Schedule A effective June 4, 2008, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 113 to the Registrant’s Form N-1A Registration Statement on June 10, 2008 and incorporated herein by reference..

(7)                                  (a)           Underwriting Agreement dated January 1, 2002, between ING Series Fund, Inc. and ING Funds Distributor, LLCand Schedule A to the Underwriting Agreement dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(i)                                    Form of Amended Schedule of Approvals effective June 11, 2008, with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, LLC dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 113 to the Registrant’s Form N-1A Registration Statement on June 10, 2008 and incorporated herein by reference..

(ii)                                 Substitution Agreement dated October 8, 2002, with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(c)                                 Master Selling Dealer Agreement – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A Registration Statement on December 15, 2000 and incorporated herein by reference.

(8)           Directors’ Deferred Compensation Plan – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on January 16, 1998 and incorporated herein by reference.

(9)                                  (a)                                 Custody Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                    Amended Exhibit A dated April 28, 2008, with respect to the Custody Agreement with The Bank of New York Mellon Corporation – as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration Statement on June 4, 2008 and incorporated herein by reference.

(b)                                Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                    Amended Schedule 2 dated June 6, 2003, with respect to the Foreign Custody Manager Agreement between ING Series Fund, Inc. and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004.

(ii)                                 Amended Exhibit A dated April 28, 2008, with respect to the Foreign Custody Manager Agreement with The Bank of New York Mellon Corporation – as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration Statement on June 4, 2008 and incorporated herein by reference.

(c)                                 Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                    Amended Exhibit A dated April 28, 2008, with respect to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation – as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration Statement on June 4, 2008 and incorporated herein by reference.

(10)                            (a)           Amended and Restated Distribution and Shareholder Services Plan (Class A) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                    Form of Amended Schedule 1 effective June 4, 2008 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class A) – Filed as an Exhibit to Post-Effective Amendment No. 113 to the Registrant’s Form N-1A Registration Statement on June 10, 2008 and incorporated herein by reference.

(b)                                Amended and Restated Distribution and Shareholder Services Plan (Class B) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                    Form of Amended Schedule 1 effective June 4, 2008, with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class B) – Filed as an Exhibit to Post-Effective Amendment No. 113 to the Registrant’s Form N-1A Registration Statement on June 10, 2008 and incorporated herein by reference.

(c)                                 Amended and Restated Distribution and Shareholder Services Plan (Class C) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                    Form of Amended Schedule 1 effective June 4, 2008, with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) – Filed as an Exhibit to Post-Effective Amendment No. 113 to the Registrant’s Form N-1A Registration Statement on June 10, 2008 and incorporated herein by reference.

(ii)                                 Amended Schedule 2 effective December 19, 2007, with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(d)                                Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(e)                                 Amended and Restated Shareholder Services Plan (Class O) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                    Amended Schedule 1 effective December 19, 2007, with respect to the Amended and Restated Shareholder Services Plan (Class O) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

(ii)           Waiver Letter to the service fee dated November 1, 2006, for ING Money Market Fund (formerly, ING Aeltus Money Market Fund) – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant’s Form N-1A Registration Statement on September 27, 2007 and incorporated herein by reference.

(f)                                   Shareholder Service and Distribution Plan for Class R Shares approved June 25, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(g)                                 (i)                                    Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 approved December 19, 2007 for ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 104 to the

Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

(aa)                           Form of Amended Schedule A effective June 4, 2008, to the Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 approved December 19, 2007 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 113 to the Registrant’s Form N-1A Registration Statement on June 10, 2008 and incorporated herein by reference.

(bb)                         Form of Amended Schedule B effective June 4, 2008, to the Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 approved December 19, 2007 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 113 to the Registrant’s Form N-1A Registration Statement on June 10, 2008 and incorporated herein by reference.

(11)                           Opinion and Consent of Counsel — Filed herewith.

(12)                           Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

(13)                            (a)                                 Administration Agreement dated April 1, 2002, between ING Funds Services, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                    Amended Schedule A dated December 19, 2007, with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated April 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A on February 22, 2008 and incorporated herein by reference.

(2)                                 Administration Agreement dated May 1, 2002, between ING Funds Services, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                    Form of Amended Schedule A dated June 11, 2008, with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 113 to the Registrant’s Form N-1A Registration Statement on June 10, 2008 and incorporated herein by reference.

(3)                                 Amended and Restated Financial Guaranty Agreement dated March 1, 2002, among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)                                    First Amendment dated November 12, 2002, to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(ii)                                 Second Amendment dated September 26, 2003, to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(4)                                 Custodian Service and Monitoring Agreement dated June 2, 2003, by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(i)                                    Amendment to the Custodian Service and Monitoring Agreement dated September 30, 2003, by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(ii)                                 Amended Schedule B dated September 2003, to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(5)                                 Fund Accounting Agreement dated January 6, 2003, with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)                                    Amended Exhibit A dated April 28, 2008, with respect to the Fund Accounting Agreement with The Bank of New York Mellon Corporation – as an Exhibit to Post-Effective Amendment No. 112 to the Registrant’s Form N-1A Registration Statement on June 4, 2008 and incorporated herein by reference.

(6)                                 Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)                                    Amended Schedule A dated April 2007, with respect to the Allocation Agreement (Investment Company Blanket Bond) – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A Registration Statement on July 30, 2007 and incorporated herein by reference.

(7)                                 Custodial Undertaking in Connection with Master Repurchase Agreement dated March 13, 2003, with Goldman, Sachs & Co. and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)                                    Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated June 7, 2006, with Goldman, Sachs & Co. and The Bank of New York Mellon Corporation – Filed as Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on March 4, 2008 and incorporated by reference.

(8)                                 Fund Participation Agreement dated January 30, 1998, between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)                                    First Amendment dated September 29, 2000, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(9)                                 Agency Agreement dated July 7, 2001, between Aetna Series Fund, Inc. and DST Systems, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)                                    Form of Amended Exhibit A effective June 11, 2008, with respect to the Agency Agreement between ING Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 113 to the Registrant’s Form N-1A Registration Statement on June 10, 2008 and incorporated herein by reference..

(14)                           Consent of independent auditor — Filed herewith.

(15)                           Not applicable.

(16)                           Powers of attorney — Filed herewith.

(17)                           Not applicable.

ITEM 17. UNDERTAKINGS

(1)                                 The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                 The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                                 The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona  on the 23rd day of June, 2008.

ING SERIES FUND, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President and Chief Executive	June 23, 2008
Shaun P. Mathews*	Officer

	Senior Vice President and	June 23, 2008
Todd Modic*	Chief/Principal Financial Officer

	Director	June 23, 2008
Albert E. DePrince Jr.*

	Director	June 23, 2008
Maria T. Fighetti*

	Director	June 23, 2008
Russell Jones*

	Director	June 23, 2008
Sidney Koch**

	Director	June 23, 2008
Fredric A. Nelson III*

	Director	June 23, 2008
Corine T. Norgaard*

	Director	June 23, 2008
Joseph E. Obermeyer*

*By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**           Powers of attorney for Shaun P. Mathews, Todd Modic and each Director – Filed herewith.

Exhibit Index

Exhibit Number	Name of Exhibits
(4)

Agreement and Plan of Reorganization between ING Series Fund, Inc., on behalf of its ING Index Plus LargeCap Fund series, and ING Equity Trust, on behalf of each of its following separate series: (i) ING Index Plus LargeCap Equity Fund; (ii) ING Index Plus LargeCap Equity Fund II; (iii) ING Index Plus LargeCap Equity Fund III; (iv) ING Index Plus LargeCap Equity Fund IV; (v) ING Index Plus LargeCap Equity Fund V; (vi) ING Index Plus LargeCap Equity Fund VI; and (vii) ING Index Plus LargeCap Equity Fund VII

(11)	Opinion and Consent of Counsel

(14)	Consent of Independent Auditor

(16)	Powers of Attorney